UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-24019
Victory Portfolios IV
(Exact name of registrant as specified in charter)

15935 La Cantera Parkway, San Antonio, Texas 78256
(Address of principal executive offices) (ZIP code)

Christopher J. Kelley, Victory Capital Management Inc.
60 State Street, Boston, MA 02109
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 742-7825
Date of fiscal year end:
June 30
Date of reporting period:
December 31, 2025
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Victory Pioneer Bond Fund
Class A / PIOBX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Bond Fund (the “Fund”) (successor to Pioneer Bond Fund) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.77%^
^	Annualized
KEY FUND STATISTICS
(as of December 31, 2025)
Fund net assets	$5,268,568,495%
Total number of portfolio holdings	1,875^^
Portfolio turnover rate	16%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of December 31, 2025 ) *
U.S. Government and Agency Obligations	44.6%
Corporate Bonds	33.0%
Asset Backed Securities	9.4%
Collateralized Mortgage Obligations	4.7%
Commercial Mortgage-Backed Securities	4.2%
Insurance-Linked Securities	3.1%
Foreign Government Bonds	0.6%
Preferred Stock	0.3%
Senior Secured Floating Rate Loan Interests	0.1%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
Material Fund Changes
Effective June 6, 2025, Pioneer Bond Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Bond Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on May 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
PIOBX-SAR-0226
Victory Capital Management

Victory Pioneer Bond Fund
Class C / PCYBX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Bond Fund (the “Fund”) (successor to Pioneer Bond Fund) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$73	1.42%^
^	Annualized
KEY FUND STATISTICS
(as of December 31, 2025)
Fund net assets	$5,268,568,495%
Total number of portfolio holdings	1,875^^
Portfolio turnover rate	16%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of December 31, 2025 ) *
U.S. Government and Agency Obligations	44.6%
Corporate Bonds	33.0%
Asset Backed Securities	9.4%
Collateralized Mortgage Obligations	4.7%
Commercial Mortgage-Backed Securities	4.2%
Insurance-Linked Securities	3.1%
Foreign Government Bonds	0.6%
Preferred Stock	0.3%
Senior Secured Floating Rate Loan Interests	0.1%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
Material Fund Changes
Effective June 6, 2025, Pioneer Bond Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Bond Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on May 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
PCYBX-SAR-0226
Victory Capital Management

Victory Pioneer Bond Fund
Class R / PBFRX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Bond Fund (the “Fund”) (successor to Pioneer Bond Fund) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$56	1.09%^
^	Annualized
KEY FUND STATISTICS
(as of December 31, 2025)
Fund net assets	$5,268,568,495%
Total number of portfolio holdings	1,875^^
Portfolio turnover rate	16%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of December 31, 2025 ) *
U.S. Government and Agency Obligations	44.6%
Corporate Bonds	33.0%
Asset Backed Securities	9.4%
Collateralized Mortgage Obligations	4.7%
Commercial Mortgage-Backed Securities	4.2%
Insurance-Linked Securities	3.1%
Foreign Government Bonds	0.6%
Preferred Stock	0.3%
Senior Secured Floating Rate Loan Interests	0.1%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
Material Fund Changes
Effective June 6, 2025, Pioneer Bond Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Bond Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on May 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class R shares of the Predecessor Fund received Class R shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
PBFRX-SAR-0226
Victory Capital Management

Victory Pioneer Bond Fund
Class R6 / PBFKX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Bond Fund (the “Fund”) (successor to Pioneer Bond Fund) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$18	0.35%^
^	Annualized
KEY FUND STATISTICS
(as of December 31, 2025)
Fund net assets	$5,268,568,495%
Total number of portfolio holdings	1,875^^
Portfolio turnover rate	16%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of December 31, 2025 ) *
U.S. Government and Agency Obligations	44.6%
Corporate Bonds	33.0%
Asset Backed Securities	9.4%
Collateralized Mortgage Obligations	4.7%
Commercial Mortgage-Backed Securities	4.2%
Insurance-Linked Securities	3.1%
Foreign Government Bonds	0.6%
Preferred Stock	0.3%
Senior Secured Floating Rate Loan Interests	0.1%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
Material Fund Changes
Effective June 6, 2025, Pioneer Bond Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Bond Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on May 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
PBFKX-SAR-0226
Victory Capital Management

Victory Pioneer Bond Fund
Class Y / PICYX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Bond Fund (the “Fund”) (successor to Pioneer Bond Fund) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$24	0.47%^
^	Annualized
KEY FUND STATISTICS
(as of December 31, 2025)
Fund net assets	$5,268,568,495%
Total number of portfolio holdings	1,875^^
Portfolio turnover rate	16%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of December 31, 2025 ) *
U.S. Government and Agency Obligations	44.6%
Corporate Bonds	33.0%
Asset Backed Securities	9.4%
Collateralized Mortgage Obligations	4.7%
Commercial Mortgage-Backed Securities	4.2%
Insurance-Linked Securities	3.1%
Foreign Government Bonds	0.6%
Preferred Stock	0.3%
Senior Secured Floating Rate Loan Interests	0.1%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
Material Fund Changes
Effective June 6, 2025, Pioneer Bond Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Bond Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on May 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
PICYX-SAR-0226
Victory Capital Management

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 19(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant’s Internet address and such intention.

Not applicable.

(f) The registrant must:

(1) File with the Commission, pursuant to Item 19(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

(2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

(3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made. See Item 19(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s Board of Trustees has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the Board of Trustees, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Mr. Fred J. Ricciardi, an independent Trustee, is such an audit committee financial expert.

(3) If the registrant provides the disclosure required by paragraph (a)(1) (ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

PIONEER FUNDS

APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES

PROVIDED BY THE INDEPENDENT AUDITOR

SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Amundi Asset Management US, Inc., the audit committee and the independent auditors.

The Funds recognize that a Fund’s independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund’s independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund’s independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

SECTION II - POLICY
SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES

I. AUDIT SERVICES	Services that are directly related to performing the independent audit of the Funds

•

Accounting research assistance

•

SEC consultation, registration statements, and reporting

•

Tax accrual related matters

•

Implementation of new accounting standards o Compliance letters (e.g. rating agency letters)

•

Regulatory reviews and assistance regarding financial matters

•

Semi-annual reviews (if requested)

•

Comfort letters for closed end offerings

II. AUDIT-RELATED SERVICES	Services which are not prohibited under Rule 210.2-01(C)(4) (the “Rule”) and are related extensions of the audit services support the audit, or use the knowledge/expertise gained from the audit procedures as a foundation to complete the project. In most cases, if the Audit-Related Services are not performed by the Audit firm, the scope of the Audit Services would likely increase. The Services are typically well-defined and governed by accounting professional standards (AICPA, SEC, etc.)	• AICPA attest and agreed-upon procedures • Technology control assessments • Financial reporting control assessments • Enterprise security architecture assessment

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•

“One-time” pre-approval for the audit period for all pre-approved specific service subcategories. Approval of the independent auditors as auditors for a Fund shall constitute pre approval for these services.

• A summary of all such services and related fees reported at each regularly scheduled Audit Committee meeting.

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit for all pre-approved specific service subcategories	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limit for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

• Specific approval is needed to use the Fund’s auditors for Audit-Related Services not denoted as “pre-approved”, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES

III. TAX SERVICES	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, or the ability to maintain a desired level of confidentiality.	• Tax planning and support • Tax controversy assistance • Tax compliance, tax returns, excise tax returns and support • Tax opinions

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

• Specific approval is needed to use the Fund’s auditors for tax services not denoted as pre-approved, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES

IV. OTHER SERVICES A. SYNERGISTIC, UNIQUE QUALIFICATIONS	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, the ability to maintain a desired level of confidentiality, or where the Fund’s auditors posses unique or superior qualifications to provide these services, resulting in superior value and results for the Fund.	• Business Risk Management support • Other control and regulatory compliance projects

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•

Specific approval is needed to use the Fund’s auditors for “Synergistic” or “Unique Qualifications” Other Services not denoted as pre-approved to the left, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PROHIBITED SERVICE SUBCATEGORIES

PROHIBITED SERVICES	Services which result in the auditors losing independence status under the Rule.	1. Bookkeeping or other services related to the accounting records or financial statements of the audit client*

2. Financial information systems design and implementation*

3. Appraisal or valuation services, fairness* opinions, or contribution-in-kind reports

4. Actuarial services (i.e., setting actuarial reserves versus actuarial audit work)*

5. Internal audit outsourcing services*

6. Management functions or human resources

7. Broker or dealer, investment advisor, or investment banking services

8. Legal services and expert services unrelated to the audit

9. Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•

These services are not to be performed with the exception of the(*) services that may be permitted if they would not be subject to audit procedures at the audit client (as defined in rule 2-01(f)(4)) level the firm providing the service.

• A summary of all services and related fees reported at each regularly scheduled Audit Committee meeting will serve as continual confirmation that has not provided any restricted services.

GENERAL AUDIT COMMITTEE APPROVAL POLICY:

•	For all projects, the officers of the Funds and the Fund’s auditors will each make an assessment to determine that any proposed projects will not impair independence.

•

Potential services will be classified into the four non-restricted service categories and the “Approval of Audit, Audit-Related, Tax and Other Services” Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

•	At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrants audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Fund’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

N/A

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

N/A

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

N/A

(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

N/A

(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant; N/A

(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant;

N/A

(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 7 of this Form.

Included in Item 7

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Victory Pioneer Bond Fund
Semi-Annual: Full Financials
December 31, 2025

1Victory Pioneer Bond Fund | Semi-Annual | 12/31/25

Schedule of Investments  |  12/31/25
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 107.2%
	Senior Secured Floating Rate Loan Interests — 0.1% of Net Assets(a)*
	Chemicals-Specialty — 0.0%†
1,366,588	Mativ Holdings, Inc., Term B Loan, 7.581% (Term SOFR + 375 bps), 4/20/28	$ 1,359,755
	Total Chemicals-Specialty	$1,359,755

	Computer Services — 0.1%
1,442,505	Amentum Holdings, Inc., Initial Term Loan, 5.716% (Term SOFR + 200 bps), 9/29/31	$ 1,448,516
	Total Computer Services	$1,448,516

	Cruise Lines — 0.0%†
1,086,250	LC Ahab US Bidco LLC, Second Amendment Incremental Term Loan, 6.716% (Term SOFR + 300 bps), 5/1/31	$ 1,089,985
	Total Cruise Lines	$1,089,985

	Electric-Generation — 0.0%†
289,117	Eastern Power LLC (Eastern Covert Midco LLC), Term Loan, 8.966% (Term SOFR + 525 bps), 4/3/28	$ 291,767
	Total Electric-Generation	$291,767

	Recreational Centers — 0.0%†
187,448	Fitness International LLC, Term B Loan, 8.216% (Term SOFR + 450 bps), 2/12/29	$ 188,268
	Total Recreational Centers	$188,268

	Total Senior Secured Floating Rate Loan Interests (Cost $4,359,526)	$4,378,291

	Asset Backed Securities — 9.7% of Net Assets
500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class B, 8.37%, 1/15/46 (144A)	$ 511,631
110,880(a)	321 Henderson Receivables LLC, Series 2005-1A, Class A1, 4.095% (1 Month Term SOFR + 34 bps), 11/15/40 (144A)	108,865
811,930	Accelerated LLC, Series 2021-1H, Class C, 2.35%, 10/20/40 (144A)	764,515
4,578,354	ACHM Trust, Series 2024-HE2, Class A, 5.35%, 10/25/39 (144A)	4,597,592
523,129	ACM Auto Trust, Series 2024-2A, Class A, 6.06%, 2/20/29 (144A)	523,500
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Semi-Annual | 12/31/252

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
190,474	Affirm Asset Securitization Trust, Series 2024-X2, Class A, 5.22%, 12/17/29 (144A)	$ 190,530
1,641,355	Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class D, 6.315%, 5/17/32 (144A)	1,669,583
569,256	Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class E, 7.917%, 5/17/32 (144A)	581,574
2,324,034	Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class E, 6.678%, 9/15/32 (144A)	2,346,448
9,190,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class E, 9.79%, 8/12/31 (144A)	9,685,396
2,330,000	American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.04%, 7/12/30 (144A)	2,376,281
6,720,000	American Credit Acceptance Receivables Trust, Series 2025-2, Class D, 5.50%, 7/14/31 (144A)	6,816,158
3,100,000	American Credit Acceptance Receivables Trust, Series 2025-4, Class D, 5.25%, 9/12/31 (144A)	3,117,019
3,500,000	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class C, 6.36%, 12/20/29 (144A)	3,595,859
1,110,000	Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class C, 5.55%, 1/21/31 (144A)	1,132,687
2,202,778	Aqua Finance Trust, Series 2019-A, Class C, 4.01%, 7/16/40 (144A)	2,163,425
1,446,755	Aqua Finance Trust, Series 2020-AA, Class C, 3.97%, 7/17/46 (144A)	1,403,480
2,440,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-5A, Class C, 6.24%, 4/20/27 (144A)	2,446,730
2,800,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-6A, Class D, 7.37%, 12/20/29 (144A)	2,875,536
4,410,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class D, 7.52%, 2/20/30 (144A)	4,526,361
2,660,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class B, 5.85%, 6/20/30 (144A)	2,754,952
1,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C, 6.48%, 6/20/30 (144A)	1,040,755
6,077,641	Blackbird Capital II Aircraft Lease, Ltd., Series 2021-1A, Class A, 2.443%, 7/15/46 (144A)	5,770,772
2,750,000(a)	Carlyle US CLO, Ltd., Series 2019-4A, Class CR, 7.105% (3 Month Term SOFR + 320 bps), 4/15/35 (144A)	2,731,325
3,977,329(b)	Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44 (144A)	3,836,876
3,773,000	Cascade MH Asset Trust, Series 2021-MH1, Class M1, 2.992%, 2/25/46 (144A)	2,986,703
The accompanying notes are an integral part of these financial statements.
3Victory Pioneer Bond Fund | Semi-Annual | 12/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,906,000	Cascade MH Asset Trust, Series 2021-MH1, Class M2, 3.693%, 2/25/46 (144A)	$ 1,525,125
3,745,000(b)	CFMT LLC, Series 2022-HB9, Class M3, 3.25%, 9/25/37 (144A)	3,579,395
3,016,368(b)	CFMT LLC, Series 2024-HB13, Class A, 3.00%, 5/25/34 (144A)	2,980,655
3,530,000(b)	CFMT LLC, Series 2024-HB13, Class M2, 3.00%, 5/25/34 (144A)	3,413,102
73,191(a)	Commonbond Student Loan Trust, Series 2017-BGS, Class A2, 4.496% (1 Month Term SOFR + 76 bps), 9/25/42 (144A)	72,224
8,169,425	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class A, 6.19%, 10/15/30 (144A)	8,201,755
1,890,000	Continental Finance Credit Card ABS Master Trust, Series 2024-A, Class A, 5.78%, 12/15/32 (144A)	1,917,636
2,690,908(c)	COOPR Residential Mortgage Trust, Series 2025-CES1, Class A1A, 5.654%, 5/25/60 (144A)	2,718,388
4,324,776	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, 1/20/31 (144A)	4,400,851
2,400,000	DataBank Issuer, Series 2021-1A, Class B, 2.65%, 2/27/51 (144A)	2,387,513
2,630,000	DataBank Issuer, Series 2024-1A, Class A2, 5.30%, 1/26/54 (144A)	2,622,394
2,100,000	Dell Equipment Finance Trust, Series 2024-1, Class D, 6.12%, 9/23/30 (144A)	2,134,374
2,125,000	Dell Equipment Finance Trust, Series 2024-2, Class D, 5.29%, 2/24/31 (144A)	2,143,100
8,720,000	Drive Auto Receivables Trust, Series 2024-2, Class D, 4.94%, 5/17/32	8,791,797
15,770,000	Drive Auto Receivables Trust, Series 2025-1, Class D, 5.41%, 9/15/32	15,959,320
11,290,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.13%, 2/15/30	11,659,108
7,480,000	Exeter Automobile Receivables Trust, Series 2024-3A, Class D, 5.98%, 9/16/30	7,645,004
25,070,000	Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81%, 12/16/30	25,617,591
6,500,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.06%, 2/18/31	6,529,238
15,080,000	Exeter Automobile Receivables Trust, Series 2025-3A, Class D, 5.57%, 10/15/31	15,367,288
10,379,485(b)	FIGRE Trust, Series 2024-HE3, Class A, 5.937%, 7/25/54 (144A)	10,564,306
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Semi-Annual | 12/31/254

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
18,370,875(b)	FIGRE Trust, Series 2024-HE6, Class A, 5.724%, 12/25/54 (144A)	$ 18,528,468
9,917,565(b)	FIGRE Trust, Series 2025-HE1, Class A, 5.829%, 1/25/55 (144A)	10,077,496
3,481,457(b)	FIGRE Trust, Series 2025-HE2, Class A, 5.775%, 3/25/55 (144A)	3,522,942
16,167,245(b)	FIGRE Trust, Series 2025-HE5, Class A, 5.285%, 8/25/55 (144A)	16,229,846
4,238,610(b)	FIGRE Trust, Series 2025-HE8, Class A, 5.206%, 11/25/55 (144A)	4,239,842
1,575,000(a)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class C, 8.496% (3 Month Term SOFR + 461 bps), 1/20/33 (144A)	1,572,415
1,152,868	Foundation Finance Trust, Series 2021-1A, Class A, 1.27%, 5/15/41 (144A)	1,100,269
4,662,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class D, 7.18%, 8/15/29 (144A)	4,822,461
5,210,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class D, 6.19%, 2/15/30 (144A)	5,340,790
16,850,000	GLS Auto Receivables Issuer Trust, Series 2024-3A, Class D, 5.53%, 2/18/31 (144A)	17,039,921
2,730,000	GLS Auto Receivables Issuer Trust, Series 2025-2A, Class D, 5.59%, 1/15/31 (144A)	2,763,977
2,068,000	GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.28%, 10/15/31 (144A)	2,089,546
1,640,000	Granite Park Equipment Leasing LLC, Series 2023-1A, Class D, 7.00%, 8/22/33 (144A)	1,675,048
8,903,442(c)	GS Mortgage Backed Securities Trust, Series 2025-CES1, Class A1A, 5.568%, 5/25/55 (144A)	8,971,485
7,214,274(b)	GS Mortgage-Backed Securities Trust, Series 2025-SL1, Class A1, 5.847%, 11/25/67 (144A)	7,276,584
3,150,000	Hertz Vehicle Financing III LLC, Series 2024-1A, Class C, 6.70%, 1/25/29 (144A)	3,237,425
4,585,000	Hertz Vehicle Financing III LLC, Series 2024-2A, Class C, 6.70%, 1/27/31 (144A)	4,726,496
2,858,179	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/39 (144A)	2,804,154
4,218,409	Home Partners of America Trust, Series 2019-2, Class E, 3.32%, 10/19/39 (144A)	4,095,737
2,800,000	HPEFS Equipment Trust, Series 2024-2A, Class D, 5.82%, 4/20/32 (144A)	2,859,609
813,411(a)	Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class C, 7.068% (SOFR30A + 315 bps), 5/20/32 (144A)	821,425
The accompanying notes are an integral part of these financial statements.
5Victory Pioneer Bond Fund | Semi-Annual | 12/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,626,934	J.G. Wentworth XLI LLC, Series 2018-1A, Class A, 3.74%, 10/17/72 (144A)	$ 2,385,402
4,037,261	JG Wentworth XLIII LLC, Series 2019-1A, Class A, 3.82%, 8/17/71 (144A)	3,624,948
40,168	JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	39,951
6,470,000	Libra Solutions LLC, Series 2024-1A, Class A, 5.88%, 9/30/38 (144A)	6,472,547
930,000	Libra Solutions LLC, Series 2025-1A, Class A, 6.355%, 8/15/39 (144A)	936,839
2,820,000	Libra Solutions LLC, Series 2025-1A, Class B, 8.055%, 8/15/39 (144A)	2,833,520
7,560,000	Merchants Fleet Funding LLC, Series 2024-1A, Class C, 6.18%, 4/20/37 (144A)	7,658,328
5,270,000	Merchants Fleet Funding LLC, Series 2024-1A, Class D, 6.85%, 4/20/37 (144A)	5,357,985
4,490,000	Merchants Fleet Funding LLC, Series 2025-1A, Class A, 4.49%, 1/20/39 (144A)	4,504,591
8,010,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.88%, 1/15/30 (144A)	8,065,532
5,200,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class B, 6.32%, 1/15/30 (144A)	5,239,671
1,269,662	Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 9/20/40 (144A)	1,129,633
511,375	Mosaic Solar Loan Trust, Series 2020-1A, Class A, 2.10%, 4/20/46 (144A)	452,859
140,454	MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37 (144A)	139,639
5,095,000	Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.85%, 4/20/62 (144A)	4,575,739
2,690,000	NMEF Funding LLC, Series 2022-B, Class C, 8.54%, 6/15/29 (144A)	2,743,912
7,760,000	NMEF Funding LLC, Series 2024-A, Class C, 6.33%, 12/15/31 (144A)	7,949,846
1,722,303	Pagaya AI Debt Grantor Trust, Series 2024-10, Class A, 5.183%, 6/15/32 (144A)	1,730,736
4,850,000	Prestige Auto Receivables Trust, Series 2024-2A, Class D, 5.15%, 7/15/30 (144A)	4,840,171
4,400,000	Prestige Auto Receivables Trust, Series 2025-1A, Class D, 6.02%, 7/15/31 (144A)	4,325,994
2,655,848(c)	RCKT Mortgage Trust, Series 2025-CES5, Class A1A, 5.687%, 5/25/55 (144A)	2,689,791
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Semi-Annual | 12/31/256

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
4,109,237(a)	ReadyCap Lending Small Business Loan Trust, Series 2023-3, Class A, 6.82% (PRIME + 7 bps), 4/25/48 (144A)	$ 4,165,242
4,640,000	Regional Management Issuance Trust, Series 2024-2, Class A, 5.11%, 12/15/33 (144A)	4,676,005
2,300,000	Republic Finance Issuance Trust, Series 2021-A, Class C, 3.53%, 12/22/31 (144A)	2,281,982
3,000,000(b)	RMF Buyout Issuance Trust, Series 2021-HB1, Class M3, 3.69%, 11/25/31 (144A)	2,872,853
7,816,695(b)	Saluda Grade Alternative Mortgage Trust, Series 2021-FIG2, Class A2, 3.50%, 10/25/51 (144A)	7,493,587
4,125,000(b)	Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class A3, 4.50%, 2/25/52 (144A)	4,056,773
6,527,575(b)	Saluda Grade Alternative Mortgage Trust, Series 2024-CES1, Class A1, 6.306%, 3/25/54 (144A)	6,605,482
2,605,980	Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class E, 7.762%, 6/15/32 (144A)	2,649,305
5,080,000	Santander Drive Auto Receivables Trust, Series 2024-2, Class D, 6.28%, 8/15/31	5,242,320
12,410,000	Santander Drive Auto Receivables Trust, Series 2024-4, Class D, 5.32%, 12/15/31	12,560,958
2,760,000	SCF Equipment Leasing LLC, Series 2024-1A, Class D, 6.58%, 6/21/33 (144A)	2,894,081
3,810,000	SCF Equipment Leasing LLC, Series 2025-2A, Class D, 5.33%, 6/20/36 (144A)	3,831,001
2,750,000(a)	Sound Point CLO XXVIII, Ltd., Series 2020-3A, Class D, 7.77% (3 Month Term SOFR + 391 bps), 1/25/32 (144A)	2,727,087
2,101,433	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	1,985,291
6,425,112(b)	Towd Point Mortgage Trust, Series 2024-CES2, Class A1A, 6.125%, 2/25/64 (144A)	6,479,566
3,330,000(d)	Tricolor Auto Securitization Trust, Series 2024-2A, Class C, 6.93%, 4/17/28 (144A)	1,959,689
1,870,000(d)	Tricolor Auto Securitization Trust, Series 2024-3A, Class C, 5.73%, 12/15/28 (144A)	568,057
5,650,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39 (144A)	5,371,970
24,669	United States Small Business Administration, Series 2008-20D, Class 1, 5.37%, 4/1/28	24,925
24,818	United States Small Business Administration, Series 2008-20H, Class 1, 6.02%, 8/1/28	25,291
18,148	United States Small Business Administration, Series 2008-20J, Class 1, 5.63%, 10/1/28	18,438
The accompanying notes are an integral part of these financial statements.
7Victory Pioneer Bond Fund | Semi-Annual | 12/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
16,544	United States Small Business Administration, Series 2008-20L, Class 1, 6.22%, 12/1/28	$ 16,964
9,372	United States Small Business Administration, Series 2009-20A, Class 1, 5.72%, 1/1/29	9,467
21,587	United States Small Business Administration, Series 2009-20I, Class 1, 4.20%, 9/1/29	21,541
3,145,000	VFI ABS LLC, Series 2023-1A, Class C, 9.26%, 12/24/29 (144A)	3,206,844
6,542,717(c)	Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.676%, 5/25/54 (144A)	6,622,249
2,670,000	VStrong Auto Receivables Trust, Series 2023-A, Class D, 9.31%, 2/15/30 (144A)	2,910,068
1,256,451	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	1,246,015
8,730,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.91%, 4/15/30 (144A)	8,914,174
	Total Asset Backed Securities (Cost $514,361,986)	$513,715,512

	Collateralized Mortgage Obligations—4.9% of Net Assets
12,559,000(b)	BINOM Securitization Trust, Series 2022-RPL1, Class M2, 3.00%, 2/25/61 (144A)	$ 9,835,057
2,996,664(b)	Brean Asset Backed Securities Trust, Series 2021-RM1, Class A, 1.40%, 10/25/63 (144A)	2,850,171
2,985,000(b)	Bunker Hill Loan Depositary Trust, Series 2020-1, Class A3, 3.253%, 2/25/55 (144A)	2,909,262
2,580,000(b)	CFMT LLC, Series 2024-HB14, Class M1, 3.00%, 6/25/34 (144A)	2,503,858
1,840,000(b)	CFMT LLC, Series 2024-HB14, Class M2, 3.00%, 6/25/34 (144A)	1,776,861
2,130,000(b)	CFMT LLC, Series 2024-HB15, Class M2, 4.00%, 8/25/34 (144A)	2,081,272
5,170,000(b)	CIM Trust, Series 2020-R2, Class M3, 3.00%, 10/25/59 (144A)	4,012,038
2,035,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2, 6.874% (SOFR30A + 300 bps), 1/25/42 (144A)	2,071,685
3,230,000(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2, 5.824% (SOFR30A + 195 bps), 3/25/44 (144A)	3,245,789
2,500,000(a)	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M2, 5.574% (SOFR30A + 170 bps), 7/25/44 (144A)	2,508,600
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Semi-Annual | 12/31/258

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,490,163(b)	CSMC Trust, Series 2021-RPL2, Class M1, 2.75%, 1/25/60 (144A)	$ 1,898,074
2,350,000(b)	CSMC Trust, Series 2021-RPL2, Class M2, 3.25%, 1/25/60 (144A)	1,744,513
6,810,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 7.815% (SOFR30A + 395 bps), 9/26/33 (144A)	6,993,245
205,939(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN1, Class M1, 5.874% (SOFR30A + 200 bps), 1/25/51 (144A)	205,464
6,790,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 7.874% (SOFR30A + 400 bps), 11/25/51 (144A)	7,035,170
3,614,092(a)(e)	Federal Home Loan Mortgage Corp. REMICs, Series 4091, Class SH, 2.452% (SOFR30A + 644 bps), 8/15/42	566,105
1,499,385(e)	Federal Home Loan Mortgage Corp. REMICs, Series 4791, Class IO, 3.00%, 5/15/48	249,585
3,449,888(e)	Federal Home Loan Mortgage Corp. REMICs, Series 4988, Class IL, 3.00%, 6/25/50	633,395
2,162,603(e)	Federal Home Loan Mortgage Corp. REMICs, Series 4999, Class QI, 4.00%, 5/25/50	422,577
2,213,567(e)	Federal Home Loan Mortgage Corp. REMICs, Series 5067, Class GI, 4.00%, 12/25/50	464,624
1,615,167(e)	Federal Home Loan Mortgage Corp. REMICs, Series 5086, Class NI, 2.50%, 3/25/51	248,343
2,378,254(e)	Federal Home Loan Mortgage Corp. REMICs, Series 5135, Class MI, 2.50%, 8/25/51	266,388
4,104,641(e)	Federal Home Loan Mortgage Corp. REMICs, Series 5141, Class IJ, 2.50%, 4/25/51	471,434
12,931,999	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-4, Class M, 4.75%, 3/25/58 (144A)	12,581,398
3,821,014(b)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-4, Class M, 4.50%, 2/25/59 (144A)	3,674,141
2,429,052(b)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2020-1, Class M, 4.25%, 8/25/59 (144A)	2,362,429
3,315,609(b)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2020-2, Class M, 4.25%, 11/25/59 (144A)	3,215,743
The accompanying notes are an integral part of these financial statements.
9Victory Pioneer Bond Fund | Semi-Annual | 12/31/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
4,459,150(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA3, Class A1, 4.924% (SOFR30A + 105 bps), 10/25/44 (144A)	$ 4,463,381
29,628(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA3, Class M1, 4.874% (SOFR30A + 100 bps), 10/25/44 (144A)	29,619
99,398(b)	Federal National Mortgage Association Grantor Trust, Series 2004-T2, Class 2A, 5.42%, 7/25/43	101,084
23,219,853(e)	Federal National Mortgage Association Interest Strip, Series 437, Class C11, 3.00%, 7/25/52	4,108,792
1,733,362(e)	Federal National Mortgage Association REMICs, Series 2020-83, Class EI, 4.00%, 11/25/50	365,415
10,095,074(e)	Federal National Mortgage Association REMICs, Series 2021-1, Class CI, 3.00%, 11/25/50	1,685,684
4,369,495(e)	Federal National Mortgage Association REMICs, Series 2021-44, Class NI, 3.00%, 7/25/51	835,251
2,515,271(e)	Federal National Mortgage Association REMICs, Series 2021-78, Class CI, 4.50%, 11/25/51	574,756
146,806,283(b)(e)	Flagstar Mortgage Trust, Series 2021-4, Class AX1, 0.203%, 6/1/51 (144A)	1,859,404
106,286	Government National Mortgage Association, Series 2013-169, Class TE, 3.25%, 4/16/27	105,594
10,667,039(e)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	1,745,346
12,146,233(e)	Government National Mortgage Association, Series 2020-34, Class IO, 5.00%, 12/20/39	2,346,684
9,028,036(a)(e)	Government National Mortgage Association, Series 2020-9, Class SA, 7.027% (1 Month Term SOFR + 324 bps), 1/20/50	88,816
2,803,002(e)	Government National Mortgage Association, Series 2021-146, Class QI, 3.00%, 8/20/51	454,131
1,262,763(e)	Government National Mortgage Association, Series 2021-182, Class TI, 3.50%, 10/20/51	234,407
1,962,826(e)	Government National Mortgage Association, Series 2021-213, Class CI, 2.50%, 7/20/50	258,004
1,719,806(e)	Government National Mortgage Association, Series 2021-213, Class EI, 2.50%, 1/20/49	171,739
2,512,578(e)	Government National Mortgage Association, Series 2021-213, Class NI, 3.00%, 12/20/51	312,779
1,816,809(e)	Government National Mortgage Association, Series 2021-42, Class KI, 2.50%, 3/20/51	254,146
8,226,676(e)	Government National Mortgage Association, Series 2023-70, Class IO, 4.00%, 6/20/50	1,684,866
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Semi-Annual | 12/31/2510

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
4,820,000(b)	GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A33, 3.00%, 9/25/52 (144A)	$ 3,502,283
2,735,916(b)	GS Mortgage-Backed Securities Trust, Series 2021-PJ9, Class B3, 2.923%, 2/26/52 (144A)	2,294,638
1,237,984(a)	Home Re, Ltd., Series 2023-1, Class M1B, 8.465% (SOFR30A + 460 bps), 10/25/33 (144A)	1,269,265
48,693,317(b)(e)	Hundred Acre Wood Trust, Series 2021-INV1, Class AX1, 0.232%, 7/25/51 (144A)	647,407
10,005,519(b)	Hundred Acre Wood Trust, Series 2021-INV3, Class A3, 2.50%, 12/25/51 (144A)	8,380,153
1,800,000(b)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B1, 3.295%, 9/25/56 (144A)	1,360,196
2,065,000(b)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1, 2.489%, 9/25/56 (144A)	1,522,726
7,020,352	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43 (144A)	6,809,741
96,168,656(b)(e)	JP Morgan Mortgage Trust, Series 2021-10, Class AX1, 0.112%, 12/25/51 (144A)	598,342
5,327,644(b)	JP Morgan Mortgage Trust, Series 2021-10, Class B1, 2.80%, 12/25/51 (144A)	4,424,640
4,565,279(b)	JP Morgan Mortgage Trust, Series 2021-7, Class B2, 2.793%, 11/25/51 (144A)	3,758,144
82,557,098(b)(e)	JP Morgan Mortgage Trust, Series 2021-8, Class AX1, 0.112%, 12/25/51 (144A)	509,435
2,479,568(b)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B1, 2.968%, 10/25/51 (144A)	2,094,906
6,420,000(b)	JP Morgan Mortgage Trust, Series 2022-4, Class A5, 3.00%, 10/25/52 (144A)	4,675,893
7,114,000(b)	JP Morgan Mortgage Trust, Series 2022-LTV1, Class M1, 3.511%, 7/25/52 (144A)	4,693,153
889,024	La Hipotecaria El Salvadorian Mortgage Trust, Series 2016-1A, Class A, 3.358%, 1/15/46 (144A)	835,683
1,288,442(a)	La Hipotecaria Panamanian Mortgage Trust, Series 2014-1A, Class A1, 3.508% (Panamanian Mortgage Reference Rate - 224 bps), 11/24/42 (144A)	1,269,921
6,149,681	La Hipotecaria Panamanian Mortgage Trust, Series 2021-1, Class GA, 4.35%, 7/13/52 (144A)	5,581,407
8,705,845(b)	Mello Mortgage Capital Acceptance, Series 2021-INV2, Class A15, 2.50%, 8/25/51 (144A)	7,202,045
4,292,930(b)	Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B1, 2.673%, 6/25/51 (144A)	3,575,687
The accompanying notes are an integral part of these financial statements.
11Victory Pioneer Bond Fund | Semi-Annual | 12/31/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
52,358(b)	MFA Trust, Series 2020-NQM1, Class A3, 3.30%, 8/25/49 (144A)	$ 50,730
10,950,000(b)	New Residential Mortgage Loan Trust, Series 2019-RPL2, Class M2, 3.75%, 2/25/59 (144A)	9,861,456
2,584,924(b)	Oceanview Mortgage Trust, Series 2021-5, Class B2, 2.967%, 10/25/51 (144A)	2,214,774
4,740,000(b)	Onity Loan Investment Trust, Series 2024-HB2, Class M2, 5.00%, 8/25/37 (144A)	4,695,877
6,098,920(b)	PRMI Securitization Trust, Series 2021-1, Class B1, 2.476%, 4/25/51 (144A)	5,005,074
2,499,945(b)	PRMI Securitization Trust, Series 2021-1, Class B2, 2.476%, 4/25/51 (144A)	2,038,684
3,118,487(b)	Provident Funding Mortgage Trust, Series 2021-1, Class B1, 2.384%, 4/25/51 (144A)	2,611,580
3,139,193(b)	Provident Funding Mortgage Trust, Series 2021-2, Class B1, 2.348%, 4/25/51 (144A)	2,572,226
2,600,862(b)	Provident Funding Mortgage Trust, Series 2021-J1, Class B1, 2.634%, 10/25/51 (144A)	2,238,419
2,680,675(b)	Provident Funding Mortgage Trust, Series 2021-J1, Class B2, 2.634%, 10/25/51 (144A)	2,278,534
865,800(a)	Radnor Re, Ltd., Series 2023-1, Class M1A, 6.565% (SOFR30A + 270 bps), 7/25/33 (144A)	868,795
3,712,661(b)	Rate Mortgage Trust, Series 2021-J3, Class B2, 2.71%, 10/25/51 (144A)	3,126,976
3,671,333(b)	Rate Mortgage Trust, Series 2021-J4, Class B3, 2.631%, 11/25/51 (144A)	2,911,742
2,872,496(b)	RCKT Mortgage Trust, Series 2021-3, Class A25, 2.50%, 7/25/51 (144A)	2,376,317
12,685,000(b)	RCKT Mortgage Trust, Series 2022-3, Class A17, 3.00%, 5/25/52 (144A)	9,178,432
116,963(b)	Sequoia Mortgage Trust, Series 2012-6, Class B3, 3.67%, 12/25/42	114,604
16,564(b)	Sequoia Mortgage Trust, Series 2018-CH3, Class A1, 4.50%, 8/25/48 (144A)	16,498
4,725,000(b)	Sequoia Mortgage Trust, Series 2022-1, Class A7, 2.50%, 2/25/52 (144A)	3,203,942
10,000,000(b)	Towd Point Mortgage Trust, Series 2019-3, Class M2D, 3.25%, 2/25/59 (144A)	8,049,631
4,610,000(a)	Towd Point Mortgage Trust, Series 2019-HY1, Class B2, 5.996% (1 Month Term SOFR + 226 bps), 10/25/48 (144A)	4,698,388
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Semi-Annual | 12/31/2512

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,000,000(a)	Towd Point Mortgage Trust, Series 2019-HY2, Class B1, 6.096% (1 Month Term SOFR + 236 bps), 5/25/58 (144A)	$ 2,008,277
10,503,016(b)	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918%, 11/30/60 (144A)	9,539,202
3,251,735(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 7.274% (SOFR30A + 340 bps), 11/25/33 (144A)	3,276,648
2,810,000(b)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A5, 3.00%, 12/25/51 (144A)	2,031,762
11,105,000(b)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A6, 2.50%, 12/25/51 (144A)	7,429,862
	Total Collateralized Mortgage Obligations (Cost $287,625,153)	$255,911,214

	Commercial Mortgage-Backed Securities—4.4% of Net Assets
2,263,698(a)	ACREC, Ltd., Series 2021-FL1, Class A, 4.999% (1 Month Term SOFR + 126 bps), 10/16/36 (144A)	$ 2,263,702
1,770,000(a)	Arbor Realty Collateralized Loan Obligation, Ltd., Series 2025-BTR1, Class A, 5.659% (1 Month Term SOFR + 193 bps), 1/20/41 (144A)	1,775,558
4,450,000(a)	Arbor Realty Collateralized Loan Obligation, Ltd., Series 2025-BTR1, Class AS, 6.371% (1 Month Term SOFR + 264 bps), 1/20/41 (144A)	4,481,425
2,670,000(a)	Arbor Realty Collateralized Loan Obligation, Ltd., Series 2025-BTR1, Class B, 6.921% (1 Month Term SOFR + 319 bps), 1/20/41 (144A)	2,670,005
1,480,000(a)	Arbor Realty Collateralized Loan Obligation, Ltd., Series 2025-BTR1, Class C, 7.421% (1 Month Term SOFR + 369 bps), 1/20/41 (144A)	1,480,000
7,740,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class C, 6.284% (SOFR30A + 230 bps), 1/15/37 (144A)	7,749,672
4,360,000(a)	AREIT Trust, Series 2022-CRE6, Class D, 6.787% (SOFR30A + 285 bps), 1/20/37 (144A)	4,272,963
1,527,804(c)(e)+	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.000%, 7/25/37 (144A)	—
7,340,000	Benchmark Mortgage Trust, Series 2018-B8, Class A4, 3.963%, 1/15/52	7,288,125
2,615,000(b)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.257%, 9/15/48 (144A)	1,857,163
The accompanying notes are an integral part of these financial statements.
13Victory Pioneer Bond Fund | Semi-Annual | 12/31/25

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
3,030,000(b)	Benchmark Mortgage Trust, Series 2022-B34, Class AM, 3.824%, 4/15/55	$ 2,747,403
4,980,000(a)	BSPRT Issuer, Ltd., Series 2022-FL8, Class C, 6.284% (SOFR30A + 230 bps), 2/15/37 (144A)	4,979,970
1,171,665(a)	BSREP Commercial Mortgage Trust, Series 2021-DC, Class B, 5.215% (1 Month Term SOFR + 146 bps), 8/15/38 (144A)	1,081,192
7,615,000(b)	BX Commercial Mortgage Trust, Series 2021-VIV5, Class A, 2.843%, 3/9/44 (144A)	7,070,371
17,400,000	BX Trust, Series 2019-OC11, Class A, 3.202%, 12/9/41 (144A)	16,518,888
4,777,522	Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A3, 3.963%, 6/10/51	4,749,518
11,065,000(a)	COMM Mortgage Trust, Series 2024-WCL1, Class A, 5.591% (1 Month Term SOFR + 184 bps), 6/15/41 (144A)	11,078,677
12,150,000(a)	Dwight Issuer LLC, Series 2025-FL1, Class A, 5.396% (1 Month Term SOFR + 166 bps), 6/18/42 (144A)	12,180,371
2,500,000(b)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.075%, 7/25/27 (144A)	2,436,185
3,244,609(a)	FREMF Mortgage Trust, Series 2018-KSW4, Class B, 6.573% (SOFR30A + 256 bps), 10/25/28	3,115,753
1,745,000(a)	FREMF Mortgage Trust, Series 2018-KSW4, Class C, 9.123% (SOFR30A + 511 bps), 10/25/28	1,616,431
4,590,000(b)	FREMF Mortgage Trust, Series 2019-K88, Class C, 4.385%, 2/25/52 (144A)	4,507,930
4,106,918(a)	FREMF Mortgage Trust, Series 2019-KF64, Class B, 6.423% (SOFR30A + 241 bps), 6/25/26 (144A)	4,078,013
3,364,630(a)	FREMF Mortgage Trust, Series 2019-KF66, Class B, 6.523% (SOFR30A + 251 bps), 7/25/29 (144A)	3,174,548
1,382,241(b)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.60%, 10/25/27 (144A)	1,331,102
4,930,222(a)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 11.023% (SOFR30A + 701 bps), 8/25/29	4,771,583
9,000,000(f)	FREMF Mortgage Trust, Series 2021-KG05, Class C, 0.000%, 1/25/31 (144A)	5,828,023
110,822,236(e)	FREMF Mortgage Trust, Series 2021-KG05, Class X2A, 0.10%, 1/25/31 (144A)	424,017
9,000,000(e)	FREMF Mortgage Trust, Series 2021-KG05, Class X2B, 0.10%, 1/25/31 (144A)	33,683
8,840,000(a)	FS Rialto Issuer LLC, Series 2025-FL10, Class A, 5.116% (1 Month Term SOFR + 139 bps), 8/19/42 (144A)	8,834,476
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Semi-Annual | 12/31/2514

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
13,972,455(b)(e)	Government National Mortgage Association, Series 2017-21, Class IO, 0.59%, 10/16/58	$ 440,665
7,025,000(a)	HILT Commercial Mortgage Trust, Series 2024-ORL, Class A, 5.291% (1 Month Term SOFR + 154 bps), 5/15/37 (144A)	7,033,726
2,915,000(b)	HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.555%, 5/10/39 (144A)	2,958,091
8,216,000	ILPT Trust, Series 2019-SURF, Class A, 4.145%, 2/11/41 (144A)	8,107,034
5,244,000(b)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2024-OMNI, Class C, 5.797%, 10/5/39 (144A)	5,280,538
6,150,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (144A)	5,842,500
7,010,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.211%, 6/15/51	7,005,485
45,714,000(b)(e)	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XB, 0.118%, 6/15/51	148,630
5,711,276	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	5,507,000
6,330,000(b)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.276%, 7/11/40 (144A)	5,882,399
6,380,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 6.796% (1 Month Term SOFR + 306 bps), 11/25/36 (144A)	6,375,470
82,856	ReadyCap Commercial Mortgage Trust, Series 2019-6, Class A, 2.833%, 10/25/52 (144A)	82,300
2,375,000(b)	Soho Trust, Series 2021-SOHO, Class A, 2.697%, 8/10/38 (144A)	1,957,497
10,345,000(a)	STWD, Ltd., Series 2022-FL3, Class B, 5.934% (SOFR30A + 195 bps), 11/15/38 (144A)	10,345,776
5,567,072(b)	THPT Mortgage Trust, Series 2023-THL, Class A, 6.994%, 12/10/34 (144A)	5,636,571
5,216,541(b)	Velocity Commercial Capital Loan Trust, Series 2024-6, Class A, 5.81%, 12/25/54 (144A)	5,254,944
4,496,659(b)	Velocity Commercial Capital Loan Trust, Series 2025-1, Class A, 6.03%, 2/25/55 (144A)	4,549,106
5,160,000(b)	VRTX Trust, Series 2025-HQ, Class C, 5.922%, 8/5/42 (144A)	5,224,831
4,950,000(b)	VRTX Trust, Series 2025-HQ, Class D, 6.596%, 8/5/42 (144A)	5,020,802
The accompanying notes are an integral part of these financial statements.
15Victory Pioneer Bond Fund | Semi-Annual | 12/31/25

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
21,495,116(b)(e)	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class XA, 1.578%, 10/15/49	$ 118,700
2,795,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C51, Class A4, 3.311%, 6/15/52	2,666,035
	Total Commercial Mortgage-Backed Securities (Cost $240,638,934)	$229,834,847

	Corporate Bonds — 34.0% of Net Assets
	Aerospace & Defense — 0.4%
13,240,000	Boeing Co., 3.90%, 5/1/49	$ 9,861,575
4,505,000	Boeing Co., 6.858%, 5/1/54	5,059,739
2,695,000	Boeing Co., 7.008%, 5/1/64	3,062,195
4,515,000	Northrop Grumman Corp., 5.25%, 7/15/35	4,674,108
	Total Aerospace & Defense	$22,657,617

	Agriculture — 0.4%
15,890,000	Imperial Brands Finance Plc, 5.50%, 2/1/30 (144A)	$ 16,460,464
3,895,000	Philip Morris International, Inc., 4.625%, 10/29/35	3,810,405
	Total Agriculture	$20,270,869

	Airlines — 0.5%
4,074,801	Air Canada Pass-Through Trust, 3.30%, 1/15/30 (144A)	$ 3,894,156
963,600	American Airlines Pass-Through Trust, 3.95%, 7/11/30	929,377
11,750,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28 (144A)	11,821,357
3,427,285	JetBlue Pass-Through Trust, 2.75%, 5/15/32	3,074,588
1,202,320	JetBlue Pass-Through Trust, 4.00%, 11/15/32	1,144,594
630,094	United Airlines Pass-Through Trust, 4.875%, 1/15/26	630,103
3,384,153	United Airlines Pass-Through Trust, 5.45%, 2/15/37	3,479,097
	Total Airlines	$24,973,272

	Auto Manufacturers — 3.9%
9,495,000	American Honda Finance Corp., 4.85%, 10/23/31	$ 9,670,262
11,020,000	American Honda Finance Corp., 5.05%, 7/10/31	11,316,924
14,200,000	BMW US Capital LLC, 5.40%, 3/21/35 (144A)	14,701,719
17,160,000	Cummins, Inc., 5.30%, 5/9/35	17,794,398
5,835,000	Daimler Truck Finance North America LLC, 4.65%, 10/12/30 (144A)	5,876,277
3,640,000	Ford Motor Co., 6.10%, 8/19/32	3,750,529
6,150,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	5,635,573
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Semi-Annual | 12/31/2516

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Auto Manufacturers — (continued)
8,160,000	Ford Motor Credit Co. LLC, 5.875%, 11/7/29	$ 8,376,368
15,030,000	Ford Motor Credit Co. LLC, 6.054%, 11/5/31	15,395,542
1,269,000	Ford Motor Credit Co. LLC, 6.125%, 3/8/34	1,289,636
10,795,000	Ford Motor Credit Co. LLC, 6.50%, 2/7/35	11,183,175
5,430,000	Ford Motor Credit Co. LLC, 6.532%, 3/19/32	5,678,461
3,140,000	Ford Motor Credit Co. LLC, 7.35%, 3/6/30	3,369,931
6,464,000	General Motors Co., 6.60%, 4/1/36	7,034,861
1,605,000	General Motors Financial Co., Inc., 3.10%, 1/12/32	1,462,939
2,770,000	General Motors Financial Co., Inc., 5.75%, 2/8/31	2,913,501
13,730,000	General Motors Financial Co., Inc., 5.90%, 1/7/35	14,294,249
12,850,000	General Motors Financial Co., Inc., 6.10%, 1/7/34	13,621,436
7,475,000	General Motors Financial Co., Inc., 6.40%, 1/9/33	8,070,214
8,410,000	Hyundai Capital America, 5.30%, 1/8/30 (144A)	8,665,925
8,805,000	Hyundai Capital America, 5.80%, 4/1/30 (144A)	9,226,142
4,380,000	Hyundai Capital America, 6.20%, 9/21/30 (144A)	4,669,434
9,820,000	Mercedes-Benz Finance North America LLC, 4.85%, 1/11/29 (144A)	10,004,657
4,430,000	Volkswagen Group of America Finance LLC, 4.85%, 9/11/30 (144A)	4,466,235
7,510,000	Volkswagen Group of America Finance LLC, 5.80%, 3/27/35 (144A)	7,778,186
	Total Auto Manufacturers	$206,246,574

	Auto Parts & Equipment — 0.2%
2,720,000	Qnity Electronics, Inc., 5.75%, 8/15/32 (144A)	$ 2,781,053
2,760,000	Qnity Electronics, Inc., 6.25%, 8/15/33 (144A)	2,860,882
2,640,000	ZF North America Capital, Inc., 6.875%, 4/14/28 (144A)	2,693,871
	Total Auto Parts & Equipment	$8,335,806

	Banks — 7.2%
18,000,000(b)	ABN AMRO Bank NV, 3.324% (5 Year CMT Index + 190 bps), 3/13/37 (144A)	$ 16,460,857
9,070,000(b)	Australia & New Zealand Banking Group, Ltd., 5.731% (5 Year CMT Index + 162 bps), 9/18/34 (144A)	9,369,797
2,800,000	Banco Santander S.A., 2.749%, 12/3/30	2,545,374
17,000,000(b)	Banco Santander S.A., 3.225% (1 Year CMT Index + 160 bps), 11/22/32	15,557,202
3,200,000	Banco Santander S.A., 6.921%, 8/8/33	3,544,945
11,055,000(b)	Bank of America Corp., 2.572% (SOFR + 121 bps), 10/20/32	9,970,539
18,900,000(b)	Bank of America Corp., 2.884% (3 Month Term SOFR + 145 bps), 10/22/30	17,985,253
The accompanying notes are an integral part of these financial statements.
17Victory Pioneer Bond Fund | Semi-Annual | 12/31/25

Principal Amount USD ($)		Value
	Banks — (continued)
7,275,000(b)	BNP Paribas S.A., 2.159% (SOFR + 122 bps), 9/15/29 (144A)	$ 6,880,129
2,870,000(b)	BNP Paribas S.A., 5.497% (SOFR + 159 bps), 5/20/30 (144A)	2,968,901
4,935,000(b)(g)	BNP Paribas S.A., 6.875% (5 Year CMT Index + 285 bps) (144A)	4,956,181
1,222,000(b)(g)	BNP Paribas S.A., 7.375% (5 Year CMT Index + 354 bps) (144A)	1,276,320
12,555,000(b)(g)	BNP Paribas S.A., 7.45% (5 Year CMT Index + 313 bps) (144A)	13,136,523
4,875,000(b)	BPCE S.A., 3.116% (SOFR + 173 bps), 10/19/32 (144A)	4,374,578
3,220,000(b)	BPCE S.A., 5.936% (SOFR + 185 bps), 5/30/35 (144A)	3,358,027
8,420,000(b)	Canadian Imperial Bank of Commerce, 4.631% (SOFR + 134 bps), 9/11/30	8,535,249
7,440,000(b)	Citigroup, Inc., 2.52% (SOFR + 118 bps), 11/3/32	6,665,478
1,920,000(b)	Citizens Financial Group, Inc., 5.253% (SOFR + 126 bps), 3/5/31	1,972,891
4,138,000(b)	Citizens Financial Group, Inc., 5.718% (SOFR + 191 bps), 7/23/32	4,338,315
4,124,000(b)	Citizens Financial Group, Inc., 5.841% (SOFR + 201 bps), 1/23/30	4,301,346
10,660,000(b)	Comerica Bank, 5.332% (SOFR + 261 bps), 8/25/33	10,728,059
3,545,000(b)	Credit Agricole S.A., 5.222% (SOFR + 146 bps), 5/27/31 (144A)	3,639,358
4,020,000(b)	Deutsche Bank AG, 4.469% (SOFR + 110 bps), 12/10/31	4,006,312
7,000,000(b)	Goldman Sachs Group, Inc., 2.65% (SOFR + 126 bps), 10/21/32	6,318,371
10,240,000(b)	HSBC Holdings Plc, 2.206% (SOFR + 129 bps), 8/17/29	9,738,998
11,015,000(b)	HSBC Holdings Plc, 2.871% (SOFR + 141 bps), 11/22/32	10,005,463
7,400,000(b)	HSBC Holdings Plc, 5.286% (SOFR + 129 bps), 11/19/30	7,635,169
5,910,000(b)	HSBC Holdings Plc, 5.741% (SOFR + 196 bps), 9/10/36	6,083,691
5,835,000(b)	HSBC Holdings Plc, 6.161% (SOFR + 197 bps), 3/9/29	6,074,778
14,936,000(b)(g)	ING Groep NV, 4.25% (5 Year CMT Index + 286 bps)	13,405,861
5,675,000(b)(g)	ING Groep NV, 7.00% (5 Year USD SOFR Swap Rate + 359 bps)	5,919,803
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Semi-Annual | 12/31/2518

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
9,060,000(b)	JPMorgan Chase & Co., 2.545% (SOFR + 118 bps), 11/8/32	$ 8,175,716
4,961,000	KeyBank N.A., 4.90%, 8/8/32	4,950,655
4,780,000(b)	KeyCorp, 5.121% (SOFR + 123 bps), 4/4/31	4,909,126
2,695,000(b)	Lloyds Banking Group Plc, 4.425% (1 Year CMT Index + 82 bps), 11/4/31	2,686,593
3,490,000(b)	Mitsubishi UFJ Financial Group, Inc., 2.494% (1 Year CMT Index + 97 bps), 10/13/32	3,126,075
17,720,000(b)	Mizuho Financial Group, Inc., 5.422% (1 Year CMT Index + 98 bps), 5/13/36	18,361,067
5,285,000(b)	Morgan Stanley, 5.173% (SOFR + 145 bps), 1/16/30	5,425,404
2,265,000(b)	Morgan Stanley, 5.652% (SOFR + 101 bps), 4/13/28	2,309,597
5,590,000(b)	Morgan Stanley, 5.942% (5 Year CMT Index + 180 bps), 2/7/39	5,874,919
1,830,000(b)	Morgan Stanley, 5.948% (5 Year CMT Index + 243 bps), 1/19/38	1,925,743
6,575,000(b)	NatWest Group Plc, 6.475% (5 Year CMT Index + 220 bps), 6/1/34	6,903,208
16,051,000(b)(g)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	15,218,337
3,680,000(b)(g)	Nordea Bank Abp, 6.75% (5 Year CMT Index + 272 bps) (144A)	3,778,473
2,760,000	Norinchukin Bank, 4.674%, 9/9/30 (144A)	2,778,038
3,330,000(b)	Northern Trust Corp., 5.117% (5 Year CMT Index + 105 bps), 11/19/40	3,325,422
2,140,000(b)	Santander Holdings USA, Inc., 6.124% (SOFR + 123 bps), 5/31/27	2,154,512
12,465,000(b)	Societe Generale S.A., 6.10% (1 Year CMT Index + 160 bps), 4/13/33 (144A)	13,170,758
1,920,000(b)	Truist Financial Corp., 5.435% (SOFR + 162 bps), 1/24/30	1,987,838
12,330,000(b)	UBS Group AG, 2.746% (1 Year CMT Index + 110 bps), 2/11/33 (144A)	11,056,688
3,635,000(b)	UBS Group AG, 6.301% (1 Year CMT Index + 200 bps), 9/22/34 (144A)	3,965,234
4,578,000(b)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	4,666,421
7,483,000(b)	UniCredit S.p.A., 7.296% (5 Year USD Swap Rate + 491 bps), 4/2/34 (144A)	8,023,527
17,775,000(b)	US Bancorp, 2.491% (5 Year CMT Index + 95 bps), 11/3/36	15,513,504
The accompanying notes are an integral part of these financial statements.
19Victory Pioneer Bond Fund | Semi-Annual | 12/31/25

Principal Amount USD ($)		Value
	Banks — (continued)
2,500,000(b)	US Bancorp, 5.384% (SOFR + 156 bps), 1/23/30	$ 2,589,216
3,660,000(b)	Wells Fargo & Co., 5.244% (SOFR + 111 bps), 1/24/31	3,790,003
	Total Banks	$378,419,842

	Building Materials — 0.1%
6,270,000	CRH SMW Finance DAC, 5.125%, 1/9/30	$ 6,463,589
	Total Building Materials	$6,463,589

	Chemicals — 0.3%
8,115,000	Celanese US Holdings LLC, 7.20%, 11/15/33	$ 8,572,816
7,361,000	Methanex US Operations, Inc., 6.25%, 3/15/32 (144A)	7,579,406
	Total Chemicals	$16,152,222

	Commercial Services — 0.6%
1,215,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.375%, 6/15/32 (144A)	$ 1,254,605
3,320,000	Element Fleet Management Corp., 4.641%, 11/24/30 (144A)	3,329,257
10,900,000	Element Fleet Management Corp., 5.037%, 3/25/30 (144A)	11,139,962
2,580,000	Element Fleet Management Corp., 5.643%, 3/13/27 (144A)	2,623,761
2,595,000	Herc Holdings, Inc., 7.25%, 6/15/33 (144A)	2,751,697
1,930,000	S&P Global, Inc., 4.80%, 12/4/35 (144A)	1,924,050
7,120,000	Transurban Finance Co. Pty, Ltd., 4.924%, 3/24/36 (144A)	7,055,992
3,390,000	Verisk Analytics, Inc., 5.25%, 3/15/35	3,449,820
	Total Commercial Services	$33,529,144

	Cosmetics/Personal Care — 0.3%
14,265,000	Procter & Gamble Co., 4.10%, 11/3/32	$ 14,180,774
	Total Cosmetics/Personal Care	$14,180,774

	Distribution/Wholesale — 0.0%†
995,000	Velocity Vehicle Group LLC, 8.00%, 6/1/29 (144A)	$ 945,295
	Total Distribution/Wholesale	$945,295

	Diversified Financial Services — 2.6%
26,796,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	$ 24,741,269
18,045,000	Affiliated Managers Group, Inc., 5.50%, 2/15/36	18,043,676
4,095,000(b)	Ally Financial, Inc., 6.184% (SOFR + 229 bps), 7/26/35	4,244,056
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Semi-Annual | 12/31/2520

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
4,440,000(b)	Ally Financial, Inc., 6.646% (5 Year CMT Index + 245 bps), 1/17/40	$ 4,468,730
1,665,000	Avolon Holdings Funding, Ltd., 4.70%, 1/30/31 (144A)	1,654,283
2,060,000	Avolon Holdings Funding, Ltd., 5.375%, 5/30/30 (144A)	2,114,809
2,141,000	Avolon Holdings Funding, Ltd., 5.75%, 3/1/29 (144A)	2,213,860
11,740,000	Avolon Holdings Funding, Ltd., 6.375%, 5/4/28 (144A)	12,232,747
9,455,000(b)	Capital One Financial Corp., 2.359% (SOFR + 134 bps), 7/29/32	8,276,535
3,455,000(b)	Capital One Financial Corp., 6.183% (SOFR + 204 bps), 1/30/36	3,606,615
13,690,000	Citadel Securities Global Holdings LLC, 5.50%, 6/18/30 (144A)	14,049,464
3,254,000	Citadel Securities Global Holdings LLC, 6.20%, 6/18/35 (144A)	3,425,297
930,000	Freedom Mortgage Holdings LLC, 8.375%, 4/1/32 (144A)	978,978
5,845,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/31 (144A)	6,277,863
5,965,000+	HOA Funding, LLC, 4.723%, 8/20/51 (144A)	—
14,325,000	Nomura Holdings, Inc., 2.999%, 1/22/32	12,981,281
3,140,000	OneMain Finance Corp., 6.125%, 5/15/30	3,201,503
8,670,000	Raymond James Financial, Inc., 4.90%, 9/11/35	8,619,521
4,560,000	Rocket Cos., Inc., 6.50%, 8/1/29 (144A)	4,703,128
	Total Diversified Financial Services	$135,833,615

	Electric — 2.4%
1,530,000(c)	Algonquin Power & Utilities Corp., 5.365%, 6/15/26	$ 1,537,217
7,770,000(b)	American Electric Power Co., Inc., 5.80% (5 Year CMT Index + 213 bps), 3/15/56	7,713,749
3,435,000(b)	American Electric Power Co., Inc., 6.05% (5 Year CMT Index + 194 bps), 3/15/56	3,374,990
4,445,000	Basin Electric Power Cooperative, 5.85%, 10/15/55 (144A)	4,353,530
13,000,000	Enel Finance International NV, 5.00%, 9/30/35 (144A)	12,912,694
11,150,000	Entergy Louisiana LLC, 5.35%, 3/15/34	11,587,848
2,870,000	Entergy Texas, Inc., 5.25%, 4/15/35	2,943,508
5,420,000	ITC Holdings Corp., 5.65%, 5/9/34 (144A)	5,648,814
The accompanying notes are an integral part of these financial statements.
21Victory Pioneer Bond Fund | Semi-Annual | 12/31/25

Principal Amount USD ($)		Value
	Electric — (continued)
6,167,698	Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.078%, 10/1/54	$ 5,924,073
2,805,000	Kentucky Utilities Co., 5.85%, 8/15/55	2,826,640
4,250,000	Monongahela Power Co., 5.85%, 2/15/34 (144A)	4,491,473
11,895,000	Public Service Co. of Colorado, 5.15%, 9/15/35	12,052,781
2,800,000	Public Service Enterprise Group, Inc., 5.40%, 3/15/35	2,876,944
6,870,000	Puget Energy, Inc., 2.379%, 6/15/28	6,573,850
6,583,000	Puget Energy, Inc., 4.10%, 6/15/30	6,446,542
2,120,000	Puget Energy, Inc., 4.224%, 3/15/32	2,032,708
2,645,000(b)	Sempra, 6.375% (5 Year CMT Index + 263 bps), 4/1/56	2,700,084
10,820,000(b)	Sempra, 6.55% (5 Year CMT Index + 214 bps), 4/1/55	11,029,238
2,810,000	Southern California Edison Co., 5.45%, 6/1/31	2,905,725
4,670,000	Talen Energy Supply LLC, 6.25%, 2/1/34 (144A)	4,762,998
4,670,000	Talen Energy Supply LLC, 6.50%, 2/1/36 (144A)	4,829,199
1,450,000	Trans-Allegheny Interstate Line Co., 5.00%, 1/15/31 (144A)	1,489,533
3,660,000	Vistra Operations Co. LLC, 4.60%, 10/15/30 (144A)	3,658,517
1,460,000(b)	WEC Energy Group, Inc., 5.625% (5 Year CMT Index + 191 bps), 5/15/56	1,469,195
	Total Electric	$126,141,850

	Electronics — 0.1%
3,465,000	Flex, Ltd., 5.375%, 11/13/35	$ 3,456,853
	Total Electronics	$3,456,853

	Energy-Alternate Sources — 0.0%†
243,238	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	$ 232,128
	Total Energy-Alternate Sources	$232,128

	Engineering & Construction — 0.2%
8,230,000	AECOM, 6.00%, 8/1/33 (144A)	$ 8,434,598
	Total Engineering & Construction	$8,434,598

	Entertainment — 0.2%
8,400,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/16/29 (144A)	$ 7,486,673
2,700,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/6/31 (144A)	2,231,718
	Total Entertainment	$9,718,391

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Semi-Annual | 12/31/2522

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Environmental Control — 0.1%
5,810,000	Waste Connections, Inc., 5.25%, 9/1/35	$ 6,013,416
	Total Environmental Control	$6,013,416

	Food — 0.8%
2,735,000	Albertsons Cos. Inc/Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.50%, 3/31/31 (144A)	$ 2,763,836
7,395,000	Albertsons Cos. Inc/Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.75%, 3/31/34 (144A)	7,424,913
3,430,000	JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 3.00%, 2/2/29	3,302,564
1,654,000	JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 3.00%, 5/15/32	1,484,718
13,960,000	Minerva Luxembourg S.A., 4.375%, 3/18/31 (144A)	12,976,422
6,070,000	Smithfield Foods, Inc., 2.625%, 9/13/31 (144A)	5,372,078
5,935,000	Smithfield Foods, Inc., 3.00%, 10/15/30 (144A)	5,460,688
668,000	Smithfield Foods, Inc., 5.20%, 4/1/29 (144A)	676,522
	Total Food	$39,461,741

	Gas — 0.3%
2,810,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	$ 2,771,529
11,700,000	KeySpan Gas East Corp., 5.994%, 3/6/33 (144A)	12,344,312
2,070,000(b)	Spire, Inc., 6.45% (5 Year CMT Index + 233 bps), 6/1/56	2,062,003
	Total Gas	$17,177,844

	Hand & Machine Tools — 0.1%
4,125,000	Kennametal, Inc., 2.80%, 3/1/31	$ 3,772,992
	Total Hand & Machine Tools	$3,772,992

	Healthcare-Products — 0.3%
1,450,000	Baxter International, Inc., 4.90%, 12/15/30	$ 1,461,103
1,450,000	Baxter International, Inc., 5.65%, 12/15/35	1,467,426
9,455,000(b)	Dentsply Sirona, Inc., 8.375% (5 Year CMT Index + 438 bps), 9/12/55	8,851,113
4,080,000	GE HealthCare Technologies, Inc., 5.50%, 6/15/35	4,238,866
	Total Healthcare-Products	$16,018,508

	Healthcare-Services — 0.4%
5,770,000	Elevance Health, Inc., 5.00%, 1/15/36	$ 5,735,145
3,240,000	Elevance Health, Inc., 5.15%, 6/15/29	3,343,224
2,220,000	Elevance Health, Inc., 5.375%, 6/15/34	2,294,181
6,265,000	HCA, Inc., 5.50%, 3/1/32	6,528,557
The accompanying notes are an integral part of these financial statements.
23Victory Pioneer Bond Fund | Semi-Annual | 12/31/25

Principal Amount USD ($)		Value
	Healthcare-Services — (continued)
2,570,000	Health Care Service Corp. A Mutual Legal Reserve Co., 5.20%, 6/15/29 (144A)	$ 2,634,264
2,500,000	Humana, Inc., 5.375%, 4/15/31	2,584,712
	Total Healthcare-Services	$23,120,083

	Home Builders — 0.2%
7,900,000	Lennar Corp., 5.20%, 7/30/30	$ 8,121,704
	Total Home Builders	$8,121,704

	Insurance — 3.1%
4,000,000(b)	Allianz SE, 5.60% (5 Year CMT Index + 277 bps), 9/3/54 (144A)	$ 4,094,500
7,600,000(b)(g)	Allianz SE, 6.55% (5 Year CMT Index + 232 bps) (144A)	7,889,119
12,416,000	Brown & Brown, Inc., 4.20%, 3/17/32	12,014,174
1,680,000	CNO Financial Group, Inc., 5.25%, 5/30/29	1,704,323
2,125,000	CNO Financial Group, Inc., 6.45%, 6/15/34	2,248,125
12,306,000	CNO Global Funding, 2.65%, 1/6/29 (144A)	11,698,528
1,600,000	CNO Global Funding, 4.875%, 12/10/27 (144A)	1,620,553
3,185,000(b)(g)	Dai-ichi Life Insurance Co., Ltd., 6.20% (5 Year CMT Index + 252 bps) (144A)	3,327,048
10,400,000(b)	Farmers Exchange Capital III, 5.454% (3 Month Term SOFR + 372 bps), 10/15/54 (144A)	9,753,917
8,910,000(b)	Farmers Insurance Exchange, 4.747% (3 Month Term SOFR + 372 bps), 11/1/57 (144A)	7,604,779
6,000,000(b)	Farmers Insurance Exchange, 7.00% (10 Year US Treasury Yield Curve Rate T Note Constant Maturity + 386 bps), 10/15/64 (144A)	6,156,120
3,299,000(b)	Hanwha Life Insurance Co., Ltd., 6.30% (5 Year CMT Index + 229 bps), 6/24/55 (144A)	3,425,681
16,962,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	18,932,026
2,165,000	Lincoln National Corp., 5.35%, 11/15/35	2,184,151
4,750,000	Manulife Financial Corp., 4.986%, 12/11/35	4,738,294
17,390,000(b)	Meiji Yasuda Life Insurance Co., 6.10% (5 Year CMT Index + 291 bps), 6/11/55 (144A)	18,041,447
5,670,000	Mutual of Omaha Cos. Global Funding, 5.00%, 4/1/30 (144A)	5,795,279
9,700,000(b)	Nippon Life Insurance Co., 2.90% (5 Year CMT Index + 260 bps), 9/16/51 (144A)	8,694,111
1,930,000(b)	Nippon Life Insurance Co., 6.50% (5 Year CMT Index + 319 bps), 4/30/55 (144A)	2,078,203
2,590,000	Primerica, Inc., 2.80%, 11/19/31	2,350,734
6,000,000	Sector Re V, Ltd., 12/1/30	6,090,600
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Semi-Annual | 12/31/2524

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Insurance — (continued)
20,040,000(b)	Sumitomo Life Insurance Co., 5.875% (5 Year CMT Index + 265 bps), 9/10/55 (144A)	$ 20,240,741
635,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	728,146
	Total Insurance	$161,410,599

	Internet — 0.3%
4,430,000	Alphabet, Inc., 5.30%, 5/15/65	$ 4,166,341
4,170,000	Meta Platforms, Inc., 5.625%, 11/15/55	4,002,245
6,960,000	Meta Platforms, Inc., 5.75%, 11/15/65	6,636,386
1,320,000	Uber Technologies, Inc., 4.80%, 9/15/35	1,313,029
	Total Internet	$16,118,001

	Iron & Steel — 0.3%
3,235,000	Cleveland-Cliffs, Inc., 7.00%, 3/15/32 (144A)	$ 3,315,876
5,795,000	Cleveland-Cliffs, Inc., 7.625%, 1/15/34 (144A)	6,055,896
2,905,000	Commercial Metals Co., 5.75%, 11/15/33 (144A)	2,970,456
2,905,000	Commercial Metals Co., 6.00%, 12/15/35 (144A)	2,978,078
	Total Iron & Steel	$15,320,306

	Lodging — 0.1%
1,700,000	Hilton Domestic Operating Co., Inc., 5.50%, 3/31/34 (144A)	$ 1,711,675
4,480,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/32 (144A)	4,591,942
710,000	Las Vegas Sands Corp., 6.00%, 8/15/29	741,074
	Total Lodging	$7,044,691

	Machinery-Construction & Mining — 0.1%
7,240,000	Komatsu Finance America, Inc., 4.196%, 9/18/30 (144A)	$ 7,201,799
	Total Machinery-Construction & Mining	$7,201,799

	Machinery-Diversified — 0.2%
3,755,000	Regal Rexnord Corp., 6.30%, 2/15/30	$ 3,979,783
8,240,000	Westinghouse Air Brake Technologies Corp., 5.50%, 5/29/35	8,593,662
	Total Machinery-Diversified	$12,573,445

	Mining — 0.5%
4,092,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	$ 3,918,343
5,810,000	Corp. Nacional del Cobre de Chile, 6.78%, 1/13/55 (144A)	6,254,814
2,210,000	First Quantum Minerals, Ltd., 7.25%, 2/15/34 (144A)	2,323,383
The accompanying notes are an integral part of these financial statements.
25Victory Pioneer Bond Fund | Semi-Annual | 12/31/25

Principal Amount USD ($)		Value
	Mining — (continued)
8,260,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	$ 8,692,361
6,025,000	Novelis Corp., 6.375%, 8/15/33 (144A)	6,107,971
	Total Mining	$27,296,872

	Miscellaneous Manufacturing — 0.2%
7,770,000	Textron, Inc., 5.50%, 5/15/35	$ 8,048,648
	Total Miscellaneous Manufacturing	$8,048,648

	Multi-National — 0.3%
7,115,000(b)(g)	African Development Bank, 5.875% (5 Year CMT Index + 165 bps)	$ 7,099,172
6,560,000	Banque Ouest Africaine de Developpement, 4.70%, 10/22/31 (144A)	6,037,497
2,030,000	Banque Ouest Africaine de Developpement, 5.00%, 7/27/27 (144A)	2,022,789
	Total Multi-National	$15,159,458

	Oil & Gas — 1.6%
8,160,000	Aker BP ASA, 5.25%, 10/30/35 (144A)	$ 7,971,833
17,700,000	APA Corp., 6.75%, 2/15/55	17,628,425
10,320,000	Chevron USA, Inc., 4.85%, 10/15/35	10,439,801
6,570,000	ConocoPhillips Co., 5.65%, 1/15/65	6,308,328
1,225,000	Harbour Energy Plc, 5.50%, 10/15/26 (144A)	1,214,281
6,830,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.875%, 5/15/34 (144A)	6,399,784
3,420,000	Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35 (144A)	3,250,272
10,960,000	Phillips 66 Co., 5.25%, 6/15/31	11,390,600
12,160,000	Shell Finance US, Inc., 4.75%, 1/6/36	12,142,017
7,773,000	Valero Energy Corp., 6.625%, 6/15/37	8,559,088
	Total Oil & Gas	$85,304,429

	Oil & Gas Services — 0.1%
1,575,000	Enerflex, Inc., 6.875%, 1/15/31 (144A)	$ 1,610,346
2,065,000	Halliburton Co., 7.60%, 8/15/96 (144A)	2,364,342
	Total Oil & Gas Services	$3,974,688

	Pharmaceuticals — 0.4%
1,180,000	CVS Health Corp., 5.25%, 1/30/31	$ 1,219,340
7,765,000	CVS Health Corp., 5.25%, 2/21/33	7,994,696
2,905,000	Eli Lilly & Co., 5.55%, 10/15/55	2,924,194
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Semi-Annual | 12/31/2526

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Pharmaceuticals — (continued)
2,720,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	$ 2,750,740
6,705,000	Zoetis, Inc., 5.00%, 8/17/35	6,778,468
	Total Pharmaceuticals	$21,667,438

	Pipelines — 1.7%
13,515,000	Boardwalk Pipelines LP, 3.60%, 9/1/32	$ 12,606,827
6,260,000	Columbia Pipelines Holding Co. LLC, 4.999%, 11/17/32 (144A)	6,259,442
4,065,000	Columbia Pipelines Holding Co. LLC, 5.097%, 10/1/31 (144A)	4,133,602
3,440,000	DT Midstream, Inc., 5.80%, 12/15/34 (144A)	3,570,015
7,555,000	Enbridge, Inc., 5.55%, 6/20/35	7,816,400
3,800,000(b)	Enbridge, Inc., 7.20% (5 Year CMT Index + 297 bps), 6/27/54	4,023,801
3,800,000(b)	Enbridge, Inc., 7.375% (5 Year CMT Index + 312 bps), 3/15/55	4,022,433
5,290,000(b)	Enbridge, Inc., 8.50% (5 Year CMT Index + 443 bps), 1/15/84	6,065,876
1,595,000	Hess Midstream Operations LP, 5.875%, 3/1/28 (144A)	1,624,945
7,820,000	MPLX LP, 5.50%, 6/1/34	7,977,894
6,295,000	NGPL PipeCo LLC, 3.25%, 7/15/31 (144A)	5,791,146
2,555,000(b)	South Bow Canadian Infrastructure Holdings, Ltd., 7.50% (5 Year CMT Index + 367 bps), 3/1/55	2,730,960
4,385,000(b)	South Bow Canadian Infrastructure Holdings, Ltd., 7.625% (5 Year CMT Index + 395 bps), 3/1/55	4,570,801
2,441,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	2,427,394
1,440,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	1,492,527
3,355,000	Venture Global Plaquemines LNG LLC, 6.50%, 1/15/34 (144A)	3,436,325
7,360,000	Williams Cos., Inc., 7.50%, 1/15/31	8,354,159
2,270,000	Williams Cos., Inc., 7.75%, 6/15/31	2,592,020
	Total Pipelines	$89,496,567

	Real Estate — 0.0%†
1,660,000	CBRE Services, Inc., 4.90%, 1/15/33	$ 1,667,975
	Total Real Estate	$1,667,975

	REITS — 1.0%
2,140,000	Americold Realty Operating Partnership LP, 5.60%, 5/15/32	$ 2,154,474
1,970,000	COPT Defense Properties LP, 4.50%, 10/15/30	1,960,434
2,900,000	ERP Operating LP, 4.95%, 6/15/32	2,965,238
The accompanying notes are an integral part of these financial statements.
27Victory Pioneer Bond Fund | Semi-Annual | 12/31/25

Principal Amount USD ($)		Value
	REITS — (continued)
4,255,000	Extra Space Storage LP, 4.95%, 1/15/33	$ 4,301,042
8,169,000	Healthcare Realty Holdings LP, 3.10%, 2/15/30	7,759,828
1,876,000	Highwoods Realty LP, 2.60%, 2/1/31	1,682,459
406,000	Highwoods Realty LP, 3.05%, 2/15/30	378,035
2,539,000	Highwoods Realty LP, 4.125%, 3/15/28	2,516,465
1,130,000	Highwoods Realty LP, 5.35%, 1/15/33	1,129,153
4,200,000	Invitation Homes Operating Partnership LP, 4.95%, 1/15/33	4,260,987
7,870,000	LXP Industrial Trust, 2.375%, 10/1/31	6,879,648
4,880,000	LXP Industrial Trust, 2.70%, 9/15/30	4,474,985
2,145,000	Starwood Property Trust, Inc., 5.75%, 1/15/31 (144A)	2,168,056
4,865,000	UDR, Inc., 4.40%, 1/26/29	4,887,013
4,600,000	Ventas Realty LP, 5.10%, 7/15/32	4,728,342
	Total REITS	$52,246,159

	Retail — 0.7%
1,675,000	AutoNation, Inc., 2.40%, 8/1/31	$ 1,480,598
7,335,000	AutoNation, Inc., 3.85%, 3/1/32	6,894,943
3,775,000	AutoNation, Inc., 4.75%, 6/1/30	3,810,726
1,765,000	AutoNation, Inc., 5.89%, 3/15/35	1,829,233
10,890,000	Darden Restaurants, Inc., 6.30%, 10/10/33	11,819,269
11,070,000	Dollar Tree, Inc., 2.65%, 12/1/31	9,989,690
5,813,445	HOA RoyaltyCo LLC, 4.723%, 11/22/55 (144A)	1,222,825
	Total Retail	$37,047,284

	Savings & Loans — 0.2%
11,395,000	Nationwide Building Society, 5.127%, 7/29/29 (144A)	$ 11,705,556
	Total Savings & Loans	$11,705,556

	Semiconductors — 0.9%
978,000	Broadcom, Inc., 3.137%, 11/15/35 (144A)	$ 842,240
14,123,000	Broadcom, Inc., 3.187%, 11/15/36 (144A)	11,977,610
5,520,000	Broadcom, Inc., 4.60%, 7/15/30	5,608,492
7,021,000	Foundry JV Holdco LLC, 5.90%, 1/25/30 (144A)	7,343,086
1,875,000	Foundry JV Holdco LLC, 6.15%, 1/25/32 (144A)	1,986,915
9,385,000	Micron Technology, Inc., 5.80%, 1/15/35	9,890,237
8,577,000	Skyworks Solutions, Inc., 3.00%, 6/1/31	7,773,618
	Total Semiconductors	$45,422,198

	Software — 0.4%
2,655,000	Autodesk, Inc., 5.30%, 6/15/35	$ 2,722,490
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Semi-Annual | 12/31/2528

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Software — (continued)
8,530,000	CoreWeave, Inc., 9.00%, 2/1/31 (144A)	$ 7,817,916
2,760,000	MSCI, Inc., 5.25%, 9/1/35	2,778,209
9,752,000	Oracle Corp., 5.95%, 9/26/55	8,640,411
	Total Software	$21,959,026

	Toys/Games/Hobbies — 0.0%†
1,380,000	Mattel, Inc., 5.00%, 11/17/30	$ 1,389,569
	Total Toys/Games/Hobbies	$1,389,569

	Transportation — 0.1%
5,325,000	Danaos Corp., 6.875%, 10/15/32 (144A)	$ 5,501,588
1,305,312	Nakilat, Inc., 6.267%, 12/31/33 (144A)	1,386,241
	Total Transportation	$6,887,829

	Trucking & Leasing — 0.2%
2,897,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.40%, 7/1/27 (144A)	$ 2,906,246
8,305,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.55%, 5/1/28 (144A)	8,542,005
1,345,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 6.05%, 8/1/28 (144A)	1,401,329
	Total Trucking & Leasing	$12,849,580

	Total Corporate Bonds (Cost $1,791,306,545)	$1,791,470,844

Shares
	Preferred Stock — 0.3% of Net Assets
	Banks — 0.2%
84,026	Bank of America Corp., 5.00%	$ 1,744,380
311,422	JPMorgan Chase & Co., 4.20%	5,689,680
80,313	KeyCorp, 5.625%	1,707,454
50,785	US Bancorp, 3.75%	778,534
103,653	Wells Fargo & Co., 4.25%	1,841,914
	Total Banks	$11,761,962

	Capital Markets — 0.1%
201,391	Morgan Stanley, 4.25%	$ 3,552,537
30,094	State Street Corp., 5.35%	675,611
	Total Capital Markets	$4,228,148

The accompanying notes are an integral part of these financial statements.
29Victory Pioneer Bond Fund | Semi-Annual | 12/31/25

Shares		Value
	Consumer Finance — 0.0%†
46,992	Capital One Financial Corp., 4.375%	$ 786,646
	Total Consumer Finance	$786,646

	Total Preferred Stock (Cost $16,715,485)	$16,776,756

Principal Amount USD ($)
	Insurance-Linked Securities—3.2% of Net Assets#
	Event Linked Bonds — 2.0%
	Earthquakes – California — 0.0%†
650,000(a)	Ursa Re II, 8.626%, (3 Month U.S. Treasury Bill + 500 bps), 12/7/29 (144A)	$ 651,664
	Earthquakes – U.S. — 0.0%†
500,000(a)	Acorn Re, 6.685%, (GSMMUSTF + 310 bps), 11/5/27 (144A)	$ 508,150
	Flood – U.S. — 0.0%†
1,500,000(a)	FloodSmart Re, 17.94%, (FHMMUSTF + 1,436 bps), 3/12/27 (144A)	$ 1,595,700
	Health – U.S. — 0.2%
2,250,000(a)	Vitality Re XIII, 5.58%, (FHMMUSTF + 200 bps), 1/6/26 (144A)	$ 2,249,775
6,000,000(a)	Vitality Re XIV, 7.08%, (FHMMUSTF + 350 bps), 1/5/27 (144A)	6,118,200
750,000(a)	Vitality Re XIV, 8.08%, (FHMMUSTF + 450 bps), 1/5/27 (144A)	766,725
		$9,134,700

	Multiperil – Florida — 0.0%†
1,500,000(a)	Sanders Re, 11.33%, (BRMMUSDF + 772 bps), 6/5/26 (144A)	$ 1,537,500
	Multiperil – Massachusetts — 0.0%†
1,000,000(a)	Mayflower Re, 7.126%, (T-BILL + 350 bps), 7/7/28 (144A)	$ 1,034,600
	Multiperil – U.S. — 0.9%
1,250,000(a)	Aquila Re, 9.00%, (BRMMUSDF + 539 bps), 6/7/27 (144A)	$ 1,294,500
250,000(a)	Bonanza Re, 7.37%, (MSMMUSTF + 375 bps), 12/19/27 (144A)	252,500
1,250,000(a)	Bonanza Re, 9.12%, (MSMMUSTF + 550 bps), 12/19/27 (144A)	1,277,500
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Semi-Annual | 12/31/2530

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
1,000,000(a)	Commonwealth Re, 7.41%, (JMMMUSTF + 375 bps), 7/10/28 (144A)	$ 1,029,000
1,000,000(a)	Foundation Re, 7.042%, (3 Month U.S. Treasury Bill + 350 bps), 1/7/30 (144A)	998,500
500,000(a)	Four Lakes Re, 6.86%, (BRMMUSDF + 325 bps), 1/8/29 (144A)	500,076
750,000(a)	Four Lakes Re, 9.11%, (BRMMUSDF + 550 bps), 1/7/28 (144A)	769,575
750,000(a)	Four Lakes Re, 9.41%, (BRMMUSDF + 580 bps), 1/7/27 (144A)	764,175
1,000,000(a)	Four Lakes Re, 9.61%, (BRMMUSDF + 600 bps), 1/8/29 (144A)	1,000,167
3,000,000(a)	Four Lakes Re, 10.42%, (BRMMUSDF + 681 bps), 1/7/26 (144A)	2,997,000
250,000(a)	Four Lakes Re, 11.86%, (BRMMUSDF + 825 bps), 1/7/28 (144A)	256,450
1,000,000(a)	Fuchsia 2024-1 , 8.77%, (FRMMUSTI + 514 bps), 4/6/28 (144A)	1,036,300
500,000(a)	Herbie Re, 10.91%, (JMMMUSTF + 725 bps), 1/8/29 (144A)	515,100
3,500,000(a)	High Point Re, 9.25%, (BRMMUSDF + 564 bps), 1/6/27 (144A)	3,556,700
1,000,000(a)	Merna Re Companywide, 10.66%, (JMMMUSTF + 700 bps), 7/7/28 (144A)	1,065,700
500,000(a)	Merna Re Enterprise, 11.41%, (JMMMUSTF + 775 bps), 7/7/28 (144A)	515,750
1,000,000(a)	Merna Re II, 11.091%, (GSMMUSTI + 747 bps), 7/7/27 (144A)	1,058,200
2,000,000(a)	Merna Re II, 12.111%, (GSMMUSTI + 849 bps), 7/7/27 (144A)	2,075,400
1,500,000(a)	Mystic Re, 15.621%, (GSMMUSTI + 1,200 bps), 1/8/27 (144A)	1,571,700
3,400,000(a)	Mystic Re IV, 12.54%, (BRMMUSDF + 893 bps), 1/8/26 (144A)	3,400,000
1,250,000(a)	Residential Re, 9.04%, (JMMMUSTF + 538 bps), 12/6/28 (144A)	1,292,750
1,000,000(a)	Residential Re, 9.63%, (JMMMUSTF + 597 bps), 12/6/27 (144A)	1,049,800
1,250,000(a)	Residential Re, 10.60%, (JMMMUSTF + 694 bps), 12/6/28 (144A)	1,284,500
1,750,000(a)	Residential Re, 11.25%, (JMMMUSTF + 759 bps), 12/6/26 (144A)	1,811,075
2,500,000(a)	Residential Re, 12.36%, (JMMMUSTF + 870 bps), 12/6/27 (144A)	2,620,250
The accompanying notes are an integral part of these financial statements.
31Victory Pioneer Bond Fund | Semi-Annual | 12/31/25

Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
3,000,000(a)	Sanders Re, 7.60%, (BRMMUSDF + 399 bps), 4/7/29 (144A)	$ 3,066,000
750,000(a)	Sanders Re, 7.621%, (GSMMUSTI + 400 bps), 4/7/28 (144A)	769,200
750,000(a)	Sanders Re, 7.871%, (GSMMUSTI + 425 bps), 4/8/30 (144A)	784,950
750,000(a)	Sanders Re, 8.121%, (GSMMUSTI + 450 bps), 4/7/28 (144A)	774,600
750,000(a)	Sanders Re, 8.371%, (GSMMUSTI + 475 bps), 4/8/30 (144A)	795,150
3,000,000(a)	Sanders Re, 8.97%, (BRMMUSDF + 536 bps), 4/7/29 (144A)	3,121,500
1,000,000(a)	Sanders Re, 9.17%, (BRMMUSDF + 556 bps), 4/7/28 (144A)	1,050,300
1,000,000(a)	Sanders Re III, 9.60%, (BRMMUSDF + 599 bps), 4/7/27 (144A)	1,042,500
500,000(a)	Skyline Re, 7.042%, (1 Month U.S. Treasury Bill + 350 bps), 1/7/30 (144A)	499,993
		$45,896,861

	Multiperil – U.S. & Canada — 0.2%
750,000(a)	Atlas Re, 15.992%, (SOFR + 1,222 bps), 6/8/27 (144A)	$ 831,375
250,000(a)	Easton Re, 11.11%, (BRMMUSDF + 750 bps), 1/8/27 (144A)	255,175
500,000(a)	Galileo Re, 6.91%, (JMMMUSTF + 325 bps), 1/8/30 (144A)	500,030
750,000(a)	Galileo Re, 10.621%, (GSMMUSTI + 700 bps), 1/8/26 (144A)	749,250
1,250,000(a)	Galileo Re, 10.621%, (GSMMUSTI + 700 bps), 1/7/28 (144A)	1,310,625
750,000(a)	Kilimanjaro II Re, 7.621%, (GSMMUSTI + 400 bps), 7/9/29 (144A)	771,900
500,000(a)	Kilimanjaro II Re, 7.621%, (GSMMUSTI + 400 bps), 7/8/30 (144A)	517,500
500,000(a)	Kilimanjaro II Re, 10.121%, (GSMMUSTI + 650 bps), 7/9/29 (144A)	518,650
750,000(a)	Kilimanjaro II Re, 10.121%, (GSMMUSTI + 650 bps), 7/8/30 (144A)	781,275
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Semi-Annual | 12/31/2532

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. & Canada — (continued)
1,000,000(a)	Mona Lisa Re, 16.11%, (BRMMUSDF + 1,250 bps), 1/8/26 (144A)	$ 1,001,000
500,000(a)	Montoya Re, 8.792%, (1 Month U.S. Treasury Bill + 525 bps), 4/9/30 (144A)	499,962
		$7,736,742

	Multiperil – U.S. Regional — 0.1%
850,000(a)	Aquila Re, 10.89%, (BNMMDTSC + 726 bps), 6/8/26 (144A)	$ 867,850
1,000,000(a)	Locke Tavern Re, 8.583%, (GSMMUSTI + 496 bps), 4/9/26 (144A)	1,006,000
3,500,000(a)	Long Point Re IV, 7.86%, (BRMMUSDF + 425 bps), 6/1/26 (144A)	3,522,750
732,956(a)	Matterhorn Re, 5.11%, (BRMMUSDF + 150 bps), 1/8/27 (144A)	652,844
		$6,049,444

	Multiperil – Worldwide — 0.1%
2,000,000(a)	Atlas Capital, 11.323%, (SOFR + 757 bps), 6/5/26 (144A)	$ 2,064,600
1,000,000(a)	Bridge Street Re, 11.292%, (3 Month U.S. Treasury Bill + 775 bps), 1/8/29 (144A)	999,124
750,000(a)	Cat Re 2001, 16.70%, (JMMMUSTF + 1,304 bps), 1/8/27 (144A)	784,650
1,000,000(a)	Kendall Re, 9.871%, (GSMMUSTI + 625 bps), 4/30/27 (144A)	1,044,600
250,000(a)	Silk Road Re, 9.64%, (BNMMDTSC + 600 bps), 1/10/28 (144A)	251,875
		$5,144,849

	Windstorm – Florida — 0.1%
464,158(a)	Integrity Re, 4.08%, (FHMMUSTF + 50 bps), 6/6/30 (144A)	$ 232,079
750,000(a)	Integrity Re, 11.542%, (1 Month U.S. Treasury Bill + 800 bps), 6/6/28 (144A)	777,825
750,000(a)	Integrity Re, 13.292%, (1 Month U.S. Treasury Bill + 975 bps), 6/6/28 (144A)	783,225
900,000(a)	Integrity Re, 16.902%, (FHMMUSTF + 1,332 bps), 6/6/26 (144A)	947,700
250,000(a)	Marlon Re, 10.966%, (JMMMUSTF + 731 bps), 6/7/27 (144A)	265,225
The accompanying notes are an integral part of these financial statements.
33Victory Pioneer Bond Fund | Semi-Annual | 12/31/25

Principal Amount USD ($)		Value
	Windstorm – Florida — (continued)
1,000,000(a)	Merna Re II, 12.371%, (GSMMUSTI + 875 bps), 7/7/27 (144A)	$ 1,055,800
750,000(a)	Palm Re, 11.38%, (BNMMDTSC + 775 bps), 6/7/28 (144A)	783,075
		$4,844,929

	Windstorm – Louisiana — 0.0%†
750,000(a)	Bayou Re, 22.704%, (JMMMUSTF + 1,904 bps), 5/26/26 (144A)	$ 802,500
	Windstorm – Massachusetts — 0.0%†
1,000,000(a)	Mayflower Re, 8.505%, (FHMMUSTF + 493 bps), 7/8/27 (144A)	$ 1,035,500
	Windstorm – Mexico — 0.0%†
250,000(a)	International Bank for Reconstruction & Development, 15.929%, (SOFR + 1,222 bps), 4/24/28 (144A)	$ 267,300
250,000(a)	International Bank for Reconstruction & Development, 17.423%, (SOFR + 1,372 bps), 4/24/28 (144A)	268,950
		$536,250

	Windstorm – North Carolina — 0.1%
250,000(a)	Blue Ridge Re, 7.08%, (FHMMUSTF + 350 bps), 1/8/29 (144A)	$ 249,722
1,000,000(a)	Blue Ridge Re, 8.83%, (FHMMUSTF + 525 bps), 1/8/27 (144A)	1,020,700
250,000(a)	Blue Ridge Re, 9.58%, (FHMMUSTF + 600 bps), 1/8/29 (144A)	250,060
1,750,000(a)	Blue Ridge Re, 11.57%, (FHMMUSTF + 799 bps), 1/8/27 (144A)	1,812,125
2,250,000(a)	Cape Lookout Re, 10.48%, (FHMMUSTF + 690 bps), 3/13/32 (144A)	2,381,400
		$5,714,007

	Windstorm – Texas — 0.1%
500,000(a)	Alamo Re, 10.12%, (FHMMUSTF + 654 bps), 6/7/27 (144A)	$ 525,150
250,000(a)	Alamo Re, 12.014%, (FHMMUSTF + 843 bps), 6/7/27 (144A)	265,725
1,250,000(a)	Alamo Re, 12.66%, (FHMMUSTF + 908 bps), 6/7/26 (144A)	1,287,500
		$2,078,375

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Semi-Annual | 12/31/2534

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Windstorm – U.S. — 0.1%
300,000(a)	Bonanza Re, 11.65%, (MSMMUSTF + 803 bps), 1/8/26 (144A)	$ 300,000
1,950,000(a)	Cape Lookout Re, 10.782%, (FHMMUSTF + 720 bps), 4/28/26 (144A)	1,985,100
700,000(a)	Gateway Re, 17.55%, (BRMMUSDF + 1,394 bps), 2/24/26 (144A)	711,900
250,000(a)	Gateway Re II, 13.18%, (BRMMUSDF + 957 bps), 4/27/26 (144A)	256,250
2,250,000(a)	Mayflower Re, 8.625%, (FHMMUSTF + 505 bps), 7/8/26 (144A)	2,284,875
1,250,000(a)	Purple Re, 16.742%, (1 Month Term SOFR + 1,301 bps), 4/24/26 (144A)	1,297,000
		$6,835,125

	Windstorm – U.S. Multistate — 0.0%†
750,000(a)	Chartwell Re, 9.66%, (JMMMUSTF + 600 bps), 6/7/28 (144A)	$ 784,500
500,000(a)	Chartwell Re, 10.66%, (JMMMUSTF + 700 bps), 6/7/28 (144A)	518,150
250,000(a)	Gateway Re, 9.51%, (BRMMUSDF + 590 bps), 7/8/27 (144A)	257,550
		$1,560,200

	Winterstorm – Florida — 0.1%
3,400,000(a)	Lightning Re, 14.621%, (GSMMUSTI + 1,100 bps), 3/31/26 (144A)	$ 3,473,100
	Total Event Linked Bonds	$106,170,196

Face Amount USD ($)
	Collateralized Reinsurance — 0.4%
	Multiperil – Massachusetts — 0.0%†
500,000(h)(i)+	Portsalon Re 2022, 5/31/28	$ 356,900
	Multiperil – U.S. — 0.2%
10,544,293(h)(i)+	PI0047 2024-1, 12/31/29	$ 11,430,124
	Multiperil – Worldwide — 0.2%
1,250,000(h)(i)+	Cheltenham-PI0051 Re 2025, 5/31/29	$ 1,228,172
250,000(h)(i)+	Epsom Re 2025, 12/31/30	256,940
6,000,000(h)(i)+	Gamboge Re, 3/31/30	2,791,200
750,000(h)(i)+	Merion Re 2025-1, 12/31/30	781,102
250,000(i)+	Old Head Re 2025, 12/31/30	10,475
The accompanying notes are an integral part of these financial statements.
35Victory Pioneer Bond Fund | Semi-Annual | 12/31/25

Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
500,000(h)(i)+	Old Head Re 2026, 12/31/31	$ 404,999
1,250,000(h)(i)+	Phoenix 3 Re, 1/4/39	1,492,375
1,000,000(h)(i)+	Pine Valley Re 2025, 12/31/29	1,020,720
2,500,000(i)+	Walton Health Re 2022, 12/15/27	143,758
		$8,129,741

	Total Collateralized Reinsurance	$19,916,765

	Reinsurance Sidecars — 0.8%
	Multiperil – Worldwide — 0.8%
213,682(h)(j)+	Alturas Re 2021-3, 7/31/26	$ 5,470
3,497,182(h)(j)+	Alturas Re 2022-2, 12/31/27	122,751
2,000,000(h)(i)+	Banbury-PI0050 Re 2024, 3/31/30	2,096,508
5,000,000(h)(i)+	Bantry Re 2025, 12/31/30	5,425,000
4,500,000(h)(i)+	Bantry Re 2025, 6/30/31	5,107,500
3,000,000(h)(i)+	Berwick Re 2020-1, 3/31/26	—
2,500,000(h)(i)+	Berwick Re 2025, 12/31/30	2,775,000
1,000,000(h)(i)+	Clearwater Re 2025, 12/31/30	1,129,778
1,040,000(h)(i)+	Eden Re II, 3/20/26 (144A)	54,192
36,000(h)(i)+	Eden Re II, 3/19/27 (144A)	132,282
35,000(h)(i)+	Eden Re II, 3/17/28 (144A)	261,585
3,400,000(h)(i)+	Eden Re II, 3/19/30 (144A)	3,877,700
1,250,000(h)(i)+	Gleneagles Re 2022, 12/31/27	147,500
5,000,000(h)(i)+	Gullane Re 2025, 12/31/30	4,819,725
6,551,154(h)(i)+	Merion Re 2022-2, 12/31/27	4,364,379
2,500,000(h)(i)+	Pangaea Re 2025-1, 12/31/30	2,400,000
3,000,000(h)(i)+	Pangaea Re 2025-3 , 7/1/31	3,518,881
6,451(h)(i)+	Sector Re V, 12/1/28 (144A)	—
5,936(h)(i)+	Sector Re V, 12/1/28 (144A)	—
4,055(h)(i)+	Sector Re V, 12/1/29 (144A)	1,739,360
6,000,000(h)(j)+	Thopas Re 2020, 12/31/26	27,000
7,000,000(h)(j)+	Thopas Re 2021, 12/31/26	—
4,000,000(h)(j)+	Thopas Re 2022, 12/31/27	—
4,256,392(h)(j)+	Thopas Re 2023, 12/31/28	11,067
4,256,392(h)(j)+	Thopas Re 2024, 12/31/29	25,113
4,000,000(h)(j)+	Thopas Re 2025, 12/31/30	4,907,600
1,000,000(h)(j)+	Viribus Re 2018, 12/31/26	—
3,650,000(h)(j)+	Viribus Re 2019, 12/31/26	—
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Semi-Annual | 12/31/2536

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
2,000,000(h)(j)+	Viribus Re 2023, 12/31/28	$ 62,600
333,333(j)+	Viribus Re 2024, 12/31/29	21,100
		$43,032,091

	Total Reinsurance Sidecars	$43,032,091

	Total Insurance-Linked Securities (Cost $155,582,355)	$169,119,052

Principal Amount USD ($)
	Foreign Government Bonds — 0.6% of Net Assets
	Kuwait — 0.2%
12,015,000	Kuwait International Government Bond, 4.652%, 10/9/35 (144A)	$ 11,998,407
	Total Kuwait	$11,998,407

	Mexico — 0.1%
7,095,000	Mexico Government International Bond, 6.875%, 5/13/37	$ 7,570,365
	Total Mexico	$7,570,365

	Peru — 0.3%
12,945,000	Peruvian Government International Bond, 5.500%, 3/30/36	$ 13,198,722
	Total Peru	$13,198,722

	Total Foreign Government Bonds (Cost $31,981,231)	$32,767,494

	U.S. Government and Agency Obligations — 46.0% of Net Assets
35,635,863	Federal Home Loan Mortgage Corp., 1.500%, 3/1/42	$ 30,038,969
261,139	Federal Home Loan Mortgage Corp., 2.000%, 2/1/42	228,115
355,914	Federal Home Loan Mortgage Corp., 2.000%, 1/1/52	292,659
835,674	Federal Home Loan Mortgage Corp., 2.000%, 3/1/52	687,365
270,978	Federal Home Loan Mortgage Corp., 2.000%, 3/1/52	223,086
3,926,932	Federal Home Loan Mortgage Corp., 2.000%, 5/1/52	3,240,168
1,595,569	Federal Home Loan Mortgage Corp., 2.500%, 1/1/51	1,379,506
1,732,072	Federal Home Loan Mortgage Corp., 2.500%, 2/1/51	1,501,477
26,766,811	Federal Home Loan Mortgage Corp., 2.500%, 5/1/51	22,942,309
2,972,098	Federal Home Loan Mortgage Corp., 2.500%, 4/1/52	2,518,553
4,166,638	Federal Home Loan Mortgage Corp., 2.500%, 5/1/52	3,598,813
The accompanying notes are an integral part of these financial statements.
37Victory Pioneer Bond Fund | Semi-Annual | 12/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
256,623	Federal Home Loan Mortgage Corp., 3.000%, 10/1/29	$ 253,194
403,027	Federal Home Loan Mortgage Corp., 3.000%, 9/1/42	373,283
1,906,892	Federal Home Loan Mortgage Corp., 3.000%, 11/1/42	1,765,852
2,259,529	Federal Home Loan Mortgage Corp., 3.000%, 12/1/46	2,062,454
34,120	Federal Home Loan Mortgage Corp., 3.000%, 10/1/48	30,778
955,025	Federal Home Loan Mortgage Corp., 3.000%, 8/1/50	863,169
781,788	Federal Home Loan Mortgage Corp., 3.000%, 8/1/50	710,513
512,618	Federal Home Loan Mortgage Corp., 3.000%, 8/1/51	461,087
37,003,960	Federal Home Loan Mortgage Corp., 3.000%, 4/1/52	32,785,154
683,001	Federal Home Loan Mortgage Corp., 3.000%, 5/1/52	609,556
2,535,384	Federal Home Loan Mortgage Corp., 3.000%, 8/1/52	2,290,473
3,746,013	Federal Home Loan Mortgage Corp., 3.000%, 9/1/52	3,392,019
76,983	Federal Home Loan Mortgage Corp., 3.500%, 7/1/45	73,361
1,746,722	Federal Home Loan Mortgage Corp., 3.500%, 7/1/46	1,661,448
8,728,251	Federal Home Loan Mortgage Corp., 3.500%, 12/1/46	8,280,843
2,608,708	Federal Home Loan Mortgage Corp., 3.500%, 3/1/48	2,464,355
40,909	Federal Home Loan Mortgage Corp., 3.500%, 1/1/52	38,122
2,343,038	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	2,182,194
250,296	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	232,628
2,440,788	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	2,284,106
890,708	Federal Home Loan Mortgage Corp., 4.000%, 10/1/42	871,395
11,858	Federal Home Loan Mortgage Corp., 4.000%, 11/1/42	11,591
2,418,239	Federal Home Loan Mortgage Corp., 4.000%, 5/1/44	2,365,050
359,127	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	346,666
311,996	Federal Home Loan Mortgage Corp., 4.000%, 6/1/50	299,422
192,950	Federal Home Loan Mortgage Corp., 4.000%, 4/1/51	184,264
174,714	Federal Home Loan Mortgage Corp., 4.000%, 9/1/51	166,367
131,107	Federal Home Loan Mortgage Corp., 4.000%, 6/1/52	125,591
29,357	Federal Home Loan Mortgage Corp., 4.500%, 3/1/47	29,611
3,561	Federal Home Loan Mortgage Corp., 5.000%, 5/1/40	3,662
134,635	Federal Home Loan Mortgage Corp., 5.000%, 3/1/44	138,444
1,251,229	Federal Home Loan Mortgage Corp., 5.000%, 12/1/50	1,259,731
1,003,267	Federal Home Loan Mortgage Corp., 5.000%, 9/1/52	1,002,819
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Semi-Annual | 12/31/2538

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
280,498	Federal Home Loan Mortgage Corp., 5.000%, 3/1/53	$ 281,369
35,623	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	35,620
465,925	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	468,138
199,899	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	201,595
85,506	Federal Home Loan Mortgage Corp., 5.000%, 11/1/54	85,773
7,494,406	Federal Home Loan Mortgage Corp., 5.000%, 12/1/54	7,533,786
372,561	Federal Home Loan Mortgage Corp., 5.000%, 12/1/54	376,892
289,385	Federal Home Loan Mortgage Corp., 5.000%, 12/1/54	293,368
393,329	Federal Home Loan Mortgage Corp., 5.000%, 12/1/54	397,593
358,946	Federal Home Loan Mortgage Corp., 5.000%, 3/1/55	360,305
1,063	Federal Home Loan Mortgage Corp., 5.500%, 11/1/34	1,079
38,559	Federal Home Loan Mortgage Corp., 5.500%, 8/1/35	39,697
25,960	Federal Home Loan Mortgage Corp., 5.500%, 1/1/39	26,647
242,712	Federal Home Loan Mortgage Corp., 5.500%, 6/1/41	253,660
2,331,311	Federal Home Loan Mortgage Corp., 5.500%, 7/1/49	2,403,275
404,936	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	416,343
1,236,146	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	1,266,053
127,021	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	130,386
400,278	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	409,133
164,940	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	168,100
1,488,245	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	1,524,087
1,283,901	Federal Home Loan Mortgage Corp., 5.500%, 6/1/53	1,317,035
259,971	Federal Home Loan Mortgage Corp., 5.500%, 7/1/53	266,327
277,619	Federal Home Loan Mortgage Corp., 5.500%, 7/1/53	284,970
62,918,503	Federal Home Loan Mortgage Corp., 5.500%, 12/1/53	63,925,536
349,741	Federal Home Loan Mortgage Corp., 5.500%, 10/1/54	357,142
985,941	Federal Home Loan Mortgage Corp., 5.500%, 12/1/54	1,011,154
352,871	Federal Home Loan Mortgage Corp., 5.500%, 12/1/54	365,168
532,871	Federal Home Loan Mortgage Corp., 5.500%, 12/1/54	542,863
387,654	Federal Home Loan Mortgage Corp., 5.500%, 12/1/54	395,214
The accompanying notes are an integral part of these financial statements.
39Victory Pioneer Bond Fund | Semi-Annual | 12/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,334,587	Federal Home Loan Mortgage Corp., 5.500%, 12/1/54	$ 1,362,278
4,562,007	Federal Home Loan Mortgage Corp., 5.500%, 12/1/54	4,667,456
286,458	Federal Home Loan Mortgage Corp., 5.500%, 1/1/55	295,062
990,239	Federal Home Loan Mortgage Corp., 5.500%, 1/1/55	1,020,505
822,805	Federal Home Loan Mortgage Corp., 5.500%, 1/1/55	839,611
192,071	Federal Home Loan Mortgage Corp., 5.500%, 1/1/55	195,862
1,137,882	Federal Home Loan Mortgage Corp., 5.500%, 3/1/55	1,160,338
416,667	Federal Home Loan Mortgage Corp., 5.500%, 3/1/55	426,207
101,811	Federal Home Loan Mortgage Corp., 5.500%, 3/1/55	103,745
523,736	Federal Home Loan Mortgage Corp., 5.500%, 4/1/55	534,604
22,163	Federal Home Loan Mortgage Corp., 6.000%, 1/1/33	22,760
6,787	Federal Home Loan Mortgage Corp., 6.000%, 1/1/33	6,970
6,759	Federal Home Loan Mortgage Corp., 6.000%, 2/1/33	6,973
1,019	Federal Home Loan Mortgage Corp., 6.000%, 2/1/33	1,046
24,618	Federal Home Loan Mortgage Corp., 6.000%, 3/1/33	25,535
4,138	Federal Home Loan Mortgage Corp., 6.000%, 3/1/33	4,249
21,391	Federal Home Loan Mortgage Corp., 6.000%, 9/1/33	22,247
12,104	Federal Home Loan Mortgage Corp., 6.000%, 11/1/33	12,430
1,777	Federal Home Loan Mortgage Corp., 6.000%, 11/1/33	1,825
24,569	Federal Home Loan Mortgage Corp., 6.000%, 12/1/33	25,231
5,422	Federal Home Loan Mortgage Corp., 6.000%, 12/1/33	5,568
21,711	Federal Home Loan Mortgage Corp., 6.000%, 1/1/34	22,296
5,775	Federal Home Loan Mortgage Corp., 6.000%, 1/1/34	6,010
85,858	Federal Home Loan Mortgage Corp., 6.000%, 5/1/34	88,699
13,162	Federal Home Loan Mortgage Corp., 6.000%, 5/1/34	13,517
9,721	Federal Home Loan Mortgage Corp., 6.000%, 4/1/35	10,026
29,825	Federal Home Loan Mortgage Corp., 6.000%, 6/1/35	30,659
31,660	Federal Home Loan Mortgage Corp., 6.000%, 4/1/36	32,513
19,015	Federal Home Loan Mortgage Corp., 6.000%, 7/1/36	19,757
2,094	Federal Home Loan Mortgage Corp., 6.000%, 7/1/36	2,217
5,870	Federal Home Loan Mortgage Corp., 6.000%, 12/1/36	6,152
15,055	Federal Home Loan Mortgage Corp., 6.000%, 1/1/38	15,941
19,127	Federal Home Loan Mortgage Corp., 6.000%, 7/1/38	19,988
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Semi-Annual | 12/31/2540

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
692,634	Federal Home Loan Mortgage Corp., 6.000%, 10/1/52	$ 723,437
444,334	Federal Home Loan Mortgage Corp., 6.000%, 2/1/53	458,548
432,973	Federal Home Loan Mortgage Corp., 6.000%, 3/1/53	453,467
316,332	Federal Home Loan Mortgage Corp., 6.000%, 3/1/53	329,376
233,778	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	243,574
160,223	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	166,188
289,705	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	300,863
1,169,491	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	1,216,454
294,094	Federal Home Loan Mortgage Corp., 6.000%, 5/1/53	305,086
1,162,280	Federal Home Loan Mortgage Corp., 6.000%, 6/1/53	1,210,987
417,462	Federal Home Loan Mortgage Corp., 6.000%, 7/1/53	429,366
510,042	Federal Home Loan Mortgage Corp., 6.000%, 7/1/53	531,341
156,150	Federal Home Loan Mortgage Corp., 6.000%, 7/1/53	163,186
94,752	Federal Home Loan Mortgage Corp., 6.000%, 8/1/53	97,916
637,568	Federal Home Loan Mortgage Corp., 6.000%, 9/1/53	663,758
1,674,217	Federal Home Loan Mortgage Corp., 6.000%, 10/1/53	1,742,992
87,709	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	91,996
147,105	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	153,442
327,985	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	340,804
98,153	Federal Home Loan Mortgage Corp., 6.000%, 3/1/54	101,270
97,958	Federal Home Loan Mortgage Corp., 6.000%, 3/1/54	101,821
69,965	Federal Home Loan Mortgage Corp., 6.000%, 5/1/54	71,840
550,248	Federal Home Loan Mortgage Corp., 6.000%, 7/1/54	569,244
159,457	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	165,974
333,618	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	346,203
995,917	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	1,029,920
450,536	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	471,191
459,168	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	479,342
19,111,077	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	19,658,275
5,398,072	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	5,583,189
5,277,369	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	5,459,560
1,466,984	Federal Home Loan Mortgage Corp., 6.000%, 11/1/54	1,534,130
147,944	Federal Home Loan Mortgage Corp., 6.000%, 11/1/54	153,043
320,776	Federal Home Loan Mortgage Corp., 6.000%, 12/1/54	334,221
375,803	Federal Home Loan Mortgage Corp., 6.000%, 12/1/54	389,619
The accompanying notes are an integral part of these financial statements.
41Victory Pioneer Bond Fund | Semi-Annual | 12/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
364,976	Federal Home Loan Mortgage Corp., 6.000%, 12/1/54	$ 381,869
323,975	Federal Home Loan Mortgage Corp., 6.000%, 12/1/54	340,808
336,267	Federal Home Loan Mortgage Corp., 6.000%, 12/1/54	352,708
288,998	Federal Home Loan Mortgage Corp., 6.000%, 12/1/54	300,809
184,381	Federal Home Loan Mortgage Corp., 6.000%, 12/1/54	191,917
92,771	Federal Home Loan Mortgage Corp., 6.000%, 12/1/54	96,660
1,931,899	Federal Home Loan Mortgage Corp., 6.000%, 12/1/54	2,005,186
186,955	Federal Home Loan Mortgage Corp., 6.000%, 12/1/54	192,799
92,302	Federal Home Loan Mortgage Corp., 6.000%, 1/1/55	96,284
98,899	Federal Home Loan Mortgage Corp., 6.000%, 2/1/55	102,940
190,941	Federal Home Loan Mortgage Corp., 6.000%, 2/1/55	197,672
602,877	Federal Home Loan Mortgage Corp., 6.000%, 3/1/55	626,834
465,888	Federal Home Loan Mortgage Corp., 6.000%, 3/1/55	483,557
346,685	Federal Home Loan Mortgage Corp., 6.000%, 3/1/55	362,844
1,055,110	Federal Home Loan Mortgage Corp., 6.000%, 3/1/55	1,095,125
381,380	Federal Home Loan Mortgage Corp., 6.000%, 3/1/55	400,020
463,334	Federal Home Loan Mortgage Corp., 6.000%, 3/1/55	482,746
884,938	Federal Home Loan Mortgage Corp., 6.000%, 4/1/55	920,105
396,483	Federal Home Loan Mortgage Corp., 6.000%, 4/1/55	412,682
196,154	Federal Home Loan Mortgage Corp., 6.000%, 4/1/55	206,340
99,712	Federal Home Loan Mortgage Corp., 6.000%, 9/1/55	103,436
296,647	Federal Home Loan Mortgage Corp., 6.000%, 9/1/55	311,346
199,173	Federal Home Loan Mortgage Corp., 6.000%, 9/1/55	208,675
95	Federal Home Loan Mortgage Corp., 6.500%, 11/1/30	99
91	Federal Home Loan Mortgage Corp., 6.500%, 3/1/31	97
1,038	Federal Home Loan Mortgage Corp., 6.500%, 5/1/31	1,083
2,551	Federal Home Loan Mortgage Corp., 6.500%, 5/1/31	2,650
122	Federal Home Loan Mortgage Corp., 6.500%, 8/1/31	127
2,009	Federal Home Loan Mortgage Corp., 6.500%, 7/1/32	2,100
17	Federal Home Loan Mortgage Corp., 6.500%, 1/1/33	17
9,211	Federal Home Loan Mortgage Corp., 6.500%, 10/1/33	9,567
240,688	Federal Home Loan Mortgage Corp., 6.500%, 1/1/43	250,449
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Semi-Annual | 12/31/2542

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
791,912	Federal Home Loan Mortgage Corp., 6.500%, 1/1/53	$ 834,643
5,604,610	Federal Home Loan Mortgage Corp., 6.500%, 2/1/53	5,950,415
267,903	Federal Home Loan Mortgage Corp., 6.500%, 4/1/53	281,028
253,758	Federal Home Loan Mortgage Corp., 6.500%, 4/1/53	266,720
476,642	Federal Home Loan Mortgage Corp., 6.500%, 7/1/53	498,939
2,263,093	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	2,387,960
166,364	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	174,239
480,773	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	503,131
702,122	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	738,486
474,375	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	504,633
123,684	Federal Home Loan Mortgage Corp., 6.500%, 10/1/53	129,681
184,651	Federal Home Loan Mortgage Corp., 6.500%, 12/1/53	193,823
864,565	Federal Home Loan Mortgage Corp., 6.500%, 12/1/53	909,467
34,771	Federal Home Loan Mortgage Corp., 6.500%, 1/1/54	36,343
261,430	Federal Home Loan Mortgage Corp., 6.500%, 2/1/54	274,614
146,909	Federal Home Loan Mortgage Corp., 6.500%, 2/1/54	153,503
14,583	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	15,411
64,447	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	68,216
254,308	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	269,363
96,618	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	100,931
58,705	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	61,289
194,913	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	205,423
81,061	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	85,579
239,118	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	249,521
87,813	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	92,295
310,908	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	330,760
80,771	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	85,204
137,331	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	143,455
93,832	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	98,907
161,106	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	170,816
204,040	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	215,845
98,343	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	103,658
301,802	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	318,441
149,110	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	157,421
50,595	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	52,706
82,554	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	87,705
84,518	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	89,157
148,528	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	155,673
The accompanying notes are an integral part of these financial statements.
43Victory Pioneer Bond Fund | Semi-Annual | 12/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
137,576	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	$ 144,311
96,797	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	102,836
73,330	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	76,803
319,203	Federal Home Loan Mortgage Corp., 6.500%, 5/1/54	335,698
275,309	Federal Home Loan Mortgage Corp., 6.500%, 5/1/54	289,884
85,017	Federal Home Loan Mortgage Corp., 6.500%, 5/1/54	89,959
419,239	Federal Home Loan Mortgage Corp., 6.500%, 6/1/54	440,474
466,380	Federal Home Loan Mortgage Corp., 6.500%, 6/1/54	489,407
526,533	Federal Home Loan Mortgage Corp., 6.500%, 6/1/54	551,974
734,822	Federal Home Loan Mortgage Corp., 6.500%, 6/1/54	768,214
307,437	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	323,885
379,268	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	396,732
323,972	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	340,861
176,056	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	185,533
180,719	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	190,601
190,054	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	200,565
1,548,596	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	1,618,730
1,599,511	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	1,672,754
2,377,423	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	2,481,861
1,054,187	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	1,101,453
496,961	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	522,954
460,884	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	485,288
442,310	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	463,542
772,228	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	813,963
1,040,761	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	1,089,162
518,119	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	544,895
659,550	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	688,724
1,655,446	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	1,733,685
277,141	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	292,119
477,035	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	497,876
296,058	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	313,591
2,131,351	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	2,220,980
492,479	Federal Home Loan Mortgage Corp., 6.500%, 11/1/54	523,217
347,233	Federal Home Loan Mortgage Corp., 6.500%, 12/1/54	364,096
82,706	Federal Home Loan Mortgage Corp., 6.500%, 1/1/55	87,458
77,950	Federal Home Loan Mortgage Corp., 6.500%, 1/1/55	81,889
140,812	Federal Home Loan Mortgage Corp., 6.500%, 1/1/55	147,931
99,135	Federal Home Loan Mortgage Corp., 6.500%, 1/1/55	104,679
192,497	Federal Home Loan Mortgage Corp., 6.500%, 1/1/55	202,686
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Semi-Annual | 12/31/2544

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
98,769	Federal Home Loan Mortgage Corp., 6.500%, 1/1/55	$ 103,942
1,019,492	Federal Home Loan Mortgage Corp., 6.500%, 1/1/55	1,078,446
365,266	Federal Home Loan Mortgage Corp., 6.500%, 2/1/55	382,521
184,548	Federal Home Loan Mortgage Corp., 6.500%, 2/1/55	195,220
98,630	Federal Home Loan Mortgage Corp., 6.500%, 2/1/55	104,572
129,469	Federal Home Loan Mortgage Corp., 6.500%, 2/1/55	136,957
113,244	Federal Home Loan Mortgage Corp., 6.500%, 2/1/55	119,094
90,564	Federal Home Loan Mortgage Corp., 6.500%, 2/1/55	96,211
94,552	Federal Home Loan Mortgage Corp., 6.500%, 2/1/55	99,625
97,891	Federal Home Loan Mortgage Corp., 6.500%, 2/1/55	103,019
98,039	Federal Home Loan Mortgage Corp., 6.500%, 2/1/55	102,836
81,825	Federal Home Loan Mortgage Corp., 6.500%, 2/1/55	86,052
848,918	Federal Home Loan Mortgage Corp., 6.500%, 3/1/55	883,780
297,564	Federal Home Loan Mortgage Corp., 6.500%, 3/1/55	314,853
366,151	Federal Home Loan Mortgage Corp., 6.500%, 3/1/55	386,355
543,073	Federal Home Loan Mortgage Corp., 6.500%, 3/1/55	574,480
98,713	Federal Home Loan Mortgage Corp., 6.500%, 3/1/55	104,045
439,462	Federal Home Loan Mortgage Corp., 6.500%, 3/1/55	456,745
607,554	Federal Home Loan Mortgage Corp., 6.500%, 4/1/55	643,511
548,900	Federal Home Loan Mortgage Corp., 6.500%, 4/1/55	570,486
3,118,162	Federal Home Loan Mortgage Corp., 6.500%, 4/1/55	3,283,399
302,019	Federal Home Loan Mortgage Corp., 6.500%, 4/1/55	317,264
147,342	Federal Home Loan Mortgage Corp., 6.500%, 4/1/55	154,559
478,634	Federal Home Loan Mortgage Corp., 6.500%, 4/1/55	498,312
299,311	Federal Home Loan Mortgage Corp., 6.500%, 9/1/55	315,173
595	Federal Home Loan Mortgage Corp., 7.000%, 11/1/30	626
61,966	Federal Home Loan Mortgage Corp., 7.000%, 3/1/54	66,344
40,393	Federal Home Loan Mortgage Corp., 7.000%, 4/1/54	42,685
189,881	Federal Home Loan Mortgage Corp., 7.000%, 6/1/54	200,442
334,386	Federal Home Loan Mortgage Corp., 7.000%, 6/1/54	355,262
437,268	Federal Home Loan Mortgage Corp., 7.000%, 6/1/54	462,381
209,152	Federal Home Loan Mortgage Corp., 7.000%, 6/1/54	220,802
87,580	Federal Home Loan Mortgage Corp., 7.000%, 6/1/54	92,636
375,018	Federal Home Loan Mortgage Corp., 7.000%, 6/1/54	399,874
433,901	Federal Home Loan Mortgage Corp., 7.000%, 6/1/54	462,434
411,269	Federal Home Loan Mortgage Corp., 7.000%, 7/1/54	434,362
299,976	Federal Home Loan Mortgage Corp., 7.000%, 7/1/54	315,482
441,933	Federal Home Loan Mortgage Corp., 7.000%, 7/1/54	467,315
179,597	Federal Home Loan Mortgage Corp., 7.000%, 7/1/54	189,587
595,255	Federal Home Loan Mortgage Corp., 7.000%, 7/1/54	630,100
The accompanying notes are an integral part of these financial statements.
45Victory Pioneer Bond Fund | Semi-Annual | 12/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
413,427	Federal Home Loan Mortgage Corp., 7.000%, 8/1/54	$ 436,848
587,205	Federal Home Loan Mortgage Corp., 7.000%, 8/1/54	624,394
106,362	Federal Home Loan Mortgage Corp., 7.000%, 8/1/54	112,697
2,152,200	Federal Home Loan Mortgage Corp., 7.000%, 8/1/54	2,272,233
376,993	Federal Home Loan Mortgage Corp., 7.000%, 9/1/54	398,062
340,642	Federal Home Loan Mortgage Corp., 7.000%, 11/1/54	363,982
1,062,004	Federal Home Loan Mortgage Corp., 7.000%, 11/1/54	1,125,244
941,966	Federal Home Loan Mortgage Corp., 7.000%, 11/1/54	998,940
3,928,822	Federal Home Loan Mortgage Corp., 7.000%, 11/1/54	4,130,724
194,022	Federal Home Loan Mortgage Corp., 7.000%, 12/1/54	205,212
344,785	Federal Home Loan Mortgage Corp., 7.000%, 1/1/55	364,655
84,718	Federal Home Loan Mortgage Corp., 7.000%, 1/1/55	90,397
98,072	Federal Home Loan Mortgage Corp., 7.000%, 1/1/55	103,770
196,685	Federal Home Loan Mortgage Corp., 7.000%, 1/1/55	208,209
97,552	Federal Home Loan Mortgage Corp., 7.000%, 1/1/55	103,303
169,703	Federal Home Loan Mortgage Corp., 7.000%, 1/1/55	180,916
92,996	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	98,355
185,574	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	196,169
196,277	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	209,341
92,923	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	98,988
43,406	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	45,734
114,884	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	122,594
162,263	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	172,644
81,927	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	87,518
92,356	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	98,852
86,644	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	92,609
72,979	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	77,959
83,325	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	89,040
1,525,538	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	1,609,630
98,798	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	105,257
91,103	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	96,353
98,850	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	105,017
74,821	Federal Home Loan Mortgage Corp., 7.000%, 3/1/55	79,187
930,465	Federal Home Loan Mortgage Corp., 7.000%, 3/1/55	984,281
1,471,075	Federal Home Loan Mortgage Corp., 7.000%, 3/1/55	1,571,477
99,471	Federal Home Loan Mortgage Corp., 7.000%, 7/1/55	106,062
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Semi-Annual | 12/31/2546

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
99,787	Federal Home Loan Mortgage Corp., 7.000%, 9/1/55	$ 105,724
6,000,000	Federal National Mortgage Association, 1.500%, 1/1/41 (TBA)	5,427,656
31,302,045	Federal National Mortgage Association, 1.500%, 3/1/42	26,395,766
7,000,000	Federal National Mortgage Association, 2.000%, 1/1/41 (TBA)	6,479,375
16,312,054	Federal National Mortgage Association, 2.000%, 12/1/41	14,178,142
3,472,506	Federal National Mortgage Association, 2.000%, 2/1/42	3,016,049
856,052	Federal National Mortgage Association, 2.000%, 2/1/42	744,061
270,102	Federal National Mortgage Association, 2.000%, 2/1/42	234,429
733,811	Federal National Mortgage Association, 2.000%, 11/1/50	608,848
462,338	Federal National Mortgage Association, 2.000%, 1/1/51	386,120
8,640,294	Federal National Mortgage Association, 2.000%, 11/1/51	7,142,070
338,847	Federal National Mortgage Association, 2.000%, 3/1/52	278,427
4,593,719	Federal National Mortgage Association, 2.000%, 3/1/52	3,792,648
200,462	Federal National Mortgage Association, 2.500%, 7/1/30	195,280
160,684	Federal National Mortgage Association, 2.500%, 7/1/30	156,461
286,268	Federal National Mortgage Association, 2.500%, 7/1/30	279,136
5,000,000	Federal National Mortgage Association, 2.500%, 1/1/41 (TBA)	4,729,102
2,253,827	Federal National Mortgage Association, 2.500%, 4/1/42	2,034,093
87,745	Federal National Mortgage Association, 2.500%, 12/1/42	78,789
75,533	Federal National Mortgage Association, 2.500%, 12/1/42	67,684
74,350	Federal National Mortgage Association, 2.500%, 1/1/43	66,554
827,853	Federal National Mortgage Association, 2.500%, 2/1/43	742,590
The accompanying notes are an integral part of these financial statements.
47Victory Pioneer Bond Fund | Semi-Annual | 12/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
31,397	Federal National Mortgage Association, 2.500%, 2/1/43	$ 27,931
30,864	Federal National Mortgage Association, 2.500%, 2/1/43	28,149
98,356	Federal National Mortgage Association, 2.500%, 3/1/43	88,134
54,762	Federal National Mortgage Association, 2.500%, 4/1/43	49,335
80,159	Federal National Mortgage Association, 2.500%, 8/1/43	71,306
40,950	Federal National Mortgage Association, 2.500%, 12/1/43	36,736
88,777	Federal National Mortgage Association, 2.500%, 3/1/44	79,204
498,925	Federal National Mortgage Association, 2.500%, 4/1/45	437,985
500,049	Federal National Mortgage Association, 2.500%, 4/1/45	436,078
195,868	Federal National Mortgage Association, 2.500%, 4/1/45	170,482
90,004	Federal National Mortgage Association, 2.500%, 4/1/45	78,713
162,042	Federal National Mortgage Association, 2.500%, 4/1/45	141,578
138,145	Federal National Mortgage Association, 2.500%, 4/1/45	122,642
49,355	Federal National Mortgage Association, 2.500%, 4/1/45	43,510
91,359	Federal National Mortgage Association, 2.500%, 4/1/45	79,519
17,993	Federal National Mortgage Association, 2.500%, 5/1/45	15,874
38,973	Federal National Mortgage Association, 2.500%, 7/1/45	34,213
38,793	Federal National Mortgage Association, 2.500%, 8/1/45	33,863
36,193	Federal National Mortgage Association, 2.500%, 1/1/46	31,424
1,598,456	Federal National Mortgage Association, 2.500%, 5/1/46	1,388,286
1,647,352	Federal National Mortgage Association, 2.500%, 6/1/46	1,429,642
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Semi-Annual | 12/31/2548

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
5,029,971	Federal National Mortgage Association, 2.500%, 3/1/47	$ 4,360,204
10,026,330	Federal National Mortgage Association, 2.500%, 8/1/50	8,696,445
409,004	Federal National Mortgage Association, 2.500%, 9/1/50	355,373
255,678	Federal National Mortgage Association, 2.500%, 10/1/50	222,849
29,245,774	Federal National Mortgage Association, 2.500%, 5/1/51	25,387,253
12,525,647	Federal National Mortgage Association, 2.500%, 5/1/51	10,873,129
551,120	Federal National Mortgage Association, 2.500%, 9/1/51	475,215
40,149,704	Federal National Mortgage Association, 2.500%, 11/1/51	34,722,828
5,525,977	Federal National Mortgage Association, 2.500%, 12/1/51	4,755,180
1,251,576	Federal National Mortgage Association, 2.500%, 1/1/52	1,084,523
26,747,512	Federal National Mortgage Association, 2.500%, 1/1/52	23,006,426
1,436,353	Federal National Mortgage Association, 2.500%, 2/1/52	1,240,691
1,980,269	Federal National Mortgage Association, 2.500%, 2/1/52	1,686,387
2,756,334	Federal National Mortgage Association, 2.500%, 3/1/52	2,336,014
3,192,480	Federal National Mortgage Association, 2.500%, 4/1/52	2,751,338
3,243,122	Federal National Mortgage Association, 2.500%, 4/1/52	2,756,253
2,825,935	Federal National Mortgage Association, 2.500%, 4/1/52	2,443,762
585,787	Federal National Mortgage Association, 3.000%, 10/1/30	575,582
202,327	Federal National Mortgage Association, 3.000%, 4/1/31	198,356
121,215	Federal National Mortgage Association, 3.000%, 6/1/40	113,140
237,054	Federal National Mortgage Association, 3.000%, 8/1/45	218,026
The accompanying notes are an integral part of these financial statements.
49Victory Pioneer Bond Fund | Semi-Annual | 12/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,239,171	Federal National Mortgage Association, 3.000%, 2/1/47	$ 1,146,028
1,441,906	Federal National Mortgage Association, 3.000%, 4/1/47	1,321,717
962,841	Federal National Mortgage Association, 3.000%, 12/1/47	882,550
26,395,890	Federal National Mortgage Association, 3.000%, 2/1/51	23,935,436
828,945	Federal National Mortgage Association, 3.000%, 4/1/51	749,816
5,580,627	Federal National Mortgage Association, 3.000%, 11/1/51	5,041,192
11,800,922	Federal National Mortgage Association, 3.000%, 1/1/52	10,647,691
16,181,828	Federal National Mortgage Association, 3.000%, 3/1/52	14,647,294
6,628,370	Federal National Mortgage Association, 3.000%, 3/1/52	5,872,670
4,532,399	Federal National Mortgage Association, 3.000%, 2/1/57	3,898,539
348,496	Federal National Mortgage Association, 3.500%, 6/1/28	345,768
173,598	Federal National Mortgage Association, 3.500%, 10/1/41	166,952
999,382	Federal National Mortgage Association, 3.500%, 11/1/41	975,163
90,134	Federal National Mortgage Association, 3.500%, 10/1/42	86,322
121,108	Federal National Mortgage Association, 3.500%, 12/1/42	116,497
137,576	Federal National Mortgage Association, 3.500%, 12/1/42	131,770
1,016,051	Federal National Mortgage Association, 3.500%, 9/1/45	963,687
126,106	Federal National Mortgage Association, 3.500%, 10/1/45	120,258
29,641	Federal National Mortgage Association, 3.500%, 2/1/47	28,004
36,088	Federal National Mortgage Association, 3.500%, 7/1/47	34,608
37,653	Federal National Mortgage Association, 3.500%, 10/1/47	35,199
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Semi-Annual | 12/31/2550

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
173,958	Federal National Mortgage Association, 3.500%, 12/1/47	$ 165,572
2,887,962	Federal National Mortgage Association, 3.500%, 1/1/48	2,732,962
27,112	Federal National Mortgage Association, 3.500%, 2/1/49	25,468
781,178	Federal National Mortgage Association, 3.500%, 5/1/49	744,633
559,991	Federal National Mortgage Association, 3.500%, 5/1/49	531,990
13,150	Federal National Mortgage Association, 3.500%, 7/1/49	12,400
334,377	Federal National Mortgage Association, 3.500%, 3/1/52	313,596
889,063	Federal National Mortgage Association, 3.500%, 3/1/52	828,835
574,276	Federal National Mortgage Association, 3.500%, 4/1/52	533,712
2,591,548	Federal National Mortgage Association, 3.500%, 4/1/52	2,411,992
1,538,419	Federal National Mortgage Association, 3.500%, 4/1/52	1,439,660
4,325,980	Federal National Mortgage Association, 3.500%, 5/1/52	4,029,137
385,175	Federal National Mortgage Association, 3.500%, 6/1/52	359,419
497,525	Federal National Mortgage Association, 3.500%, 6/1/52	461,090
4,561,553	Federal National Mortgage Association, 3.500%, 6/1/52	4,227,497
46,500,000	Federal National Mortgage Association, 3.500%, 1/1/56 (TBA)	42,985,254
43,500,000	Federal National Mortgage Association, 3.500%, 2/1/56 (TBA)	40,076,074
263,390	Federal National Mortgage Association, 3.500%, 8/1/58	241,652
45,619	Federal National Mortgage Association, 4.000%, 11/1/34	45,189
431,443	Federal National Mortgage Association, 4.000%, 4/1/39	426,086
1,806,249	Federal National Mortgage Association, 4.000%, 10/1/40	1,769,785
The accompanying notes are an integral part of these financial statements.
51Victory Pioneer Bond Fund | Semi-Annual | 12/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
306,440	Federal National Mortgage Association, 4.000%, 12/1/40	$ 300,427
67,971	Federal National Mortgage Association, 4.000%, 7/1/42	66,396
1,845,711	Federal National Mortgage Association, 4.000%, 4/1/44	1,805,117
23,051	Federal National Mortgage Association, 4.000%, 6/1/45	22,625
178,958	Federal National Mortgage Association, 4.000%, 7/1/45	173,322
32,283	Federal National Mortgage Association, 4.000%, 5/1/51	30,840
5,842,583	Federal National Mortgage Association, 4.000%, 7/1/51	5,601,540
147,872	Federal National Mortgage Association, 4.000%, 8/1/51	140,992
1,862,516	Federal National Mortgage Association, 4.000%, 9/1/51	1,787,041
146,472	Federal National Mortgage Association, 4.000%, 6/1/52	139,718
6,856,581	Federal National Mortgage Association, 4.000%, 10/1/52	6,536,348
50,000,000	Federal National Mortgage Association, 4.000%, 1/1/56 (TBA)	47,421,228
28,796	Federal National Mortgage Association, 4.500%, 10/1/35	29,016
72,636	Federal National Mortgage Association, 4.500%, 8/1/40	73,193
65,035	Federal National Mortgage Association, 4.500%, 2/1/41	65,557
3,334,403	Federal National Mortgage Association, 4.500%, 9/1/43	3,363,218
2,190,888	Federal National Mortgage Association, 4.500%, 1/1/44	2,208,821
137,219	Federal National Mortgage Association, 4.500%, 1/1/47	136,877
47,090	Federal National Mortgage Association, 4.500%, 2/1/47	47,100
71,000,000	Federal National Mortgage Association, 4.500%, 1/1/56 (TBA)	69,306,094
19,826	Federal National Mortgage Association, 5.000%, 7/1/34	19,964
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Semi-Annual | 12/31/2552

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
34,245	Federal National Mortgage Association, 5.000%, 10/1/34	$ 34,655
128,583	Federal National Mortgage Association, 5.000%, 2/1/39	129,410
38,000,000	Federal National Mortgage Association, 5.000%, 1/1/41 (TBA)	38,483,668
3,246,047	Federal National Mortgage Association, 5.000%, 12/1/44	3,338,096
406,500	Federal National Mortgage Association, 5.000%, 9/1/49	415,991
4,364,094	Federal National Mortgage Association, 5.000%, 8/1/52	4,408,757
3,006,746	Federal National Mortgage Association, 5.000%, 11/1/52	3,032,240
350,810	Federal National Mortgage Association, 5.000%, 2/1/53	354,400
526,593	Federal National Mortgage Association, 5.000%, 2/1/53	527,757
725,688	Federal National Mortgage Association, 5.000%, 2/1/53	728,376
1,205,040	Federal National Mortgage Association, 5.000%, 4/1/53	1,215,258
242,637	Federal National Mortgage Association, 5.000%, 4/1/53	245,187
539,369	Federal National Mortgage Association, 5.000%, 4/1/53	540,955
492,665	Federal National Mortgage Association, 5.000%, 12/1/54	494,324
295,984	Federal National Mortgage Association, 5.000%, 12/1/54	296,630
296,304	Federal National Mortgage Association, 5.000%, 12/1/54	296,445
372,588	Federal National Mortgage Association, 5.000%, 3/1/55	374,782
198,751	Federal National Mortgage Association, 5.000%, 7/1/55	199,864
82,000,000	Federal National Mortgage Association, 5.000%, 1/1/56 (TBA)	81,769,375
3,223	Federal National Mortgage Association, 5.500%, 6/1/33	3,295
14,327	Federal National Mortgage Association, 5.500%, 7/1/33	14,525
The accompanying notes are an integral part of these financial statements.
53Victory Pioneer Bond Fund | Semi-Annual | 12/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
101,814	Federal National Mortgage Association, 5.500%, 7/1/34	$ 104,690
4,160	Federal National Mortgage Association, 5.500%, 10/1/35	4,329
28,347	Federal National Mortgage Association, 5.500%, 3/1/36	28,740
28,217	Federal National Mortgage Association, 5.500%, 5/1/36	29,255
34,173	Federal National Mortgage Association, 5.500%, 6/1/36	35,729
62,000,000	Federal National Mortgage Association, 5.500%, 1/1/41 (TBA)	63,560,399
664,490	Federal National Mortgage Association, 5.500%, 5/1/49	684,730
1,946,556	Federal National Mortgage Association, 5.500%, 4/1/50	2,014,236
4,566,771	Federal National Mortgage Association, 5.500%, 4/1/50	4,705,865
1,130,831	Federal National Mortgage Association, 5.500%, 11/1/52	1,150,778
1,854,049	Federal National Mortgage Association, 5.500%, 2/1/53	1,887,569
1,702,647	Federal National Mortgage Association, 5.500%, 4/1/53	1,741,138
1,471,185	Federal National Mortgage Association, 5.500%, 4/1/53	1,504,444
293,558	Federal National Mortgage Association, 5.500%, 4/1/53	301,168
983,747	Federal National Mortgage Association, 5.500%, 4/1/53	1,001,676
1,245,747	Federal National Mortgage Association, 5.500%, 4/1/53	1,281,796
566,481	Federal National Mortgage Association, 5.500%, 4/1/53	575,768
989,225	Federal National Mortgage Association, 5.500%, 7/1/53	1,010,396
875,340	Federal National Mortgage Association, 5.500%, 7/1/53	895,561
284,431	Federal National Mortgage Association, 5.500%, 8/1/53	293,010
17,007,921	Federal National Mortgage Association, 5.500%, 9/1/53	17,298,662
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Semi-Annual | 12/31/2554

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
3,312,297	Federal National Mortgage Association, 5.500%, 9/1/53	$ 3,367,605
568,338	Federal National Mortgage Association, 5.500%, 10/1/53	582,922
3,719,064	Federal National Mortgage Association, 5.500%, 5/1/54	3,778,315
331,049	Federal National Mortgage Association, 5.500%, 11/1/54	339,326
590,420	Federal National Mortgage Association, 5.500%, 12/1/54	602,072
196,153	Federal National Mortgage Association, 5.500%, 12/1/54	200,855
393,743	Federal National Mortgage Association, 5.500%, 12/1/54	401,223
839,627	Federal National Mortgage Association, 5.500%, 12/1/54	853,101
660,259	Federal National Mortgage Association, 5.500%, 12/1/54	672,801
394,897	Federal National Mortgage Association, 5.500%, 1/1/55	402,303
868,557	Federal National Mortgage Association, 5.500%, 1/1/55	883,043
1,400,171	Federal National Mortgage Association, 5.500%, 1/1/55	1,424,448
94,671	Federal National Mortgage Association, 5.500%, 2/1/55	96,774
979,000	Federal National Mortgage Association, 5.500%, 3/1/55	997,359
378,134	Federal National Mortgage Association, 5.500%, 3/1/55	389,491
500	Federal National Mortgage Association, 5.720%, 11/1/28	498
9,332	Federal National Mortgage Association, 5.900%, 4/1/28	9,333
80	Federal National Mortgage Association, 6.000%, 9/1/29	82
176	Federal National Mortgage Association, 6.000%, 1/1/32	180
2,045	Federal National Mortgage Association, 6.000%, 2/1/32	2,122
978	Federal National Mortgage Association, 6.000%, 3/1/32	1,009
The accompanying notes are an integral part of these financial statements.
55Victory Pioneer Bond Fund | Semi-Annual | 12/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
583	Federal National Mortgage Association, 6.000%, 8/1/32	$ 602
102	Federal National Mortgage Association, 6.000%, 9/1/32	106
7,683	Federal National Mortgage Association, 6.000%, 10/1/32	7,945
2,294	Federal National Mortgage Association, 6.000%, 2/1/33	2,375
12,565	Federal National Mortgage Association, 6.000%, 3/1/33	13,019
14,869	Federal National Mortgage Association, 6.000%, 4/1/33	15,255
28,903	Federal National Mortgage Association, 6.000%, 7/1/33	29,653
6,850	Federal National Mortgage Association, 6.000%, 11/1/33	7,050
23,059	Federal National Mortgage Association, 6.000%, 8/1/34	24,020
2,614	Federal National Mortgage Association, 6.000%, 9/1/34	2,713
6,561	Federal National Mortgage Association, 6.000%, 9/1/34	6,751
17,146	Federal National Mortgage Association, 6.000%, 9/1/34	17,710
768	Federal National Mortgage Association, 6.000%, 9/1/34	788
2,240	Federal National Mortgage Association, 6.000%, 10/1/34	2,333
2,448	Federal National Mortgage Association, 6.000%, 11/1/34	2,546
26,472	Federal National Mortgage Association, 6.000%, 11/1/34	27,513
796	Federal National Mortgage Association, 6.000%, 2/1/35	829
1,753	Federal National Mortgage Association, 6.000%, 2/1/35	1,851
33,300	Federal National Mortgage Association, 6.000%, 4/1/35	34,823
2,612	Federal National Mortgage Association, 6.000%, 5/1/35	2,752
58,086	Federal National Mortgage Association, 6.000%, 10/1/35	60,330
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Semi-Annual | 12/31/2556

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
28,683	Federal National Mortgage Association, 6.000%, 12/1/35	$ 29,986
5,807	Federal National Mortgage Association, 6.000%, 12/1/37	6,142
49,733	Federal National Mortgage Association, 6.000%, 6/1/38	52,449
5,937	Federal National Mortgage Association, 6.000%, 7/1/38	6,165
1,947,331	Federal National Mortgage Association, 6.000%, 1/1/53	2,036,433
600,282	Federal National Mortgage Association, 6.000%, 1/1/53	624,556
671,740	Federal National Mortgage Association, 6.000%, 2/1/53	697,992
263,017	Federal National Mortgage Association, 6.000%, 2/1/53	276,283
154,419	Federal National Mortgage Association, 6.000%, 3/1/53	159,555
189,506	Federal National Mortgage Association, 6.000%, 3/1/53	197,134
310,730	Federal National Mortgage Association, 6.000%, 4/1/53	320,339
759,573	Federal National Mortgage Association, 6.000%, 4/1/53	786,895
2,608,477	Federal National Mortgage Association, 6.000%, 5/1/53	2,737,263
2,298,788	Federal National Mortgage Association, 6.000%, 5/1/53	2,418,225
192,082	Federal National Mortgage Association, 6.000%, 6/1/53	199,447
251,444	Federal National Mortgage Association, 6.000%, 6/1/53	260,189
281,907	Federal National Mortgage Association, 6.000%, 6/1/53	289,755
204,581	Federal National Mortgage Association, 6.000%, 6/1/53	210,975
204,946	Federal National Mortgage Association, 6.000%, 6/1/53	211,528
1,210,305	Federal National Mortgage Association, 6.000%, 6/1/53	1,259,483
744,356	Federal National Mortgage Association, 6.000%, 6/1/53	776,251
The accompanying notes are an integral part of these financial statements.
57Victory Pioneer Bond Fund | Semi-Annual | 12/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
113,476	Federal National Mortgage Association, 6.000%, 7/1/53	$ 117,953
2,606,901	Federal National Mortgage Association, 6.000%, 7/1/53	2,689,729
1,361,506	Federal National Mortgage Association, 6.000%, 7/1/53	1,408,683
1,591,332	Federal National Mortgage Association, 6.000%, 7/1/53	1,662,206
1,029,600	Federal National Mortgage Association, 6.000%, 7/1/53	1,063,774
399,445	Federal National Mortgage Association, 6.000%, 7/1/53	413,960
951,075	Federal National Mortgage Association, 6.000%, 8/1/53	989,214
4,786,680	Federal National Mortgage Association, 6.000%, 8/1/53	4,989,367
18,921,989	Federal National Mortgage Association, 6.000%, 9/1/53	19,473,816
183,777	Federal National Mortgage Association, 6.000%, 9/1/53	190,908
317,887	Federal National Mortgage Association, 6.000%, 9/1/53	328,045
453,576	Federal National Mortgage Association, 6.000%, 10/1/53	474,367
1,115,508	Federal National Mortgage Association, 6.000%, 10/1/53	1,161,332
1,395,043	Federal National Mortgage Association, 6.000%, 10/1/53	1,456,326
1,885,394	Federal National Mortgage Association, 6.000%, 11/1/53	1,956,483
237,988	Federal National Mortgage Association, 6.000%, 2/1/54	246,789
290,428	Federal National Mortgage Association, 6.000%, 3/1/54	302,176
81,236	Federal National Mortgage Association, 6.000%, 3/1/54	84,742
165,195	Federal National Mortgage Association, 6.000%, 3/1/54	169,977
157,108	Federal National Mortgage Association, 6.000%, 4/1/54	162,943
351,567	Federal National Mortgage Association, 6.000%, 8/1/54	364,624
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Semi-Annual | 12/31/2558

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,363,216	Federal National Mortgage Association, 6.000%, 8/1/54	$ 2,443,262
547,834	Federal National Mortgage Association, 6.000%, 8/1/54	571,233
174,685	Federal National Mortgage Association, 6.000%, 9/1/54	183,148
195,003	Federal National Mortgage Association, 6.000%, 9/1/54	202,829
717,818	Federal National Mortgage Association, 6.000%, 11/1/54	745,050
197,891	Federal National Mortgage Association, 6.000%, 12/1/54	203,537
536,408	Federal National Mortgage Association, 6.000%, 12/1/54	561,000
1,725,114	Federal National Mortgage Association, 6.000%, 12/1/54	1,790,558
93,273	Federal National Mortgage Association, 6.000%, 1/1/55	96,999
92,153	Federal National Mortgage Association, 6.000%, 2/1/55	96,014
599,300	Federal National Mortgage Association, 6.000%, 3/1/55	627,894
605,775	Federal National Mortgage Association, 6.000%, 3/1/55	635,113
401,894	Federal National Mortgage Association, 6.000%, 3/1/55	420,445
470,297	Federal National Mortgage Association, 6.000%, 3/1/55	492,564
378,371	Federal National Mortgage Association, 6.000%, 4/1/55	393,407
982,695	Federal National Mortgage Association, 6.000%, 4/1/55	1,019,965
361,562	Federal National Mortgage Association, 6.000%, 4/1/55	378,133
957,158	Federal National Mortgage Association, 6.000%, 4/1/55	995,867
99,638	Federal National Mortgage Association, 6.000%, 9/1/55	103,802
2,326	Federal National Mortgage Association, 6.500%, 7/1/29	2,413
191	Federal National Mortgage Association, 6.500%, 4/1/31	199
The accompanying notes are an integral part of these financial statements.
59Victory Pioneer Bond Fund | Semi-Annual | 12/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
267	Federal National Mortgage Association, 6.500%, 5/1/31	$ 278
1,164	Federal National Mortgage Association, 6.500%, 9/1/31	1,208
873	Federal National Mortgage Association, 6.500%, 9/1/31	905
325	Federal National Mortgage Association, 6.500%, 10/1/31	337
13,345	Federal National Mortgage Association, 6.500%, 12/1/31	13,976
2,445	Federal National Mortgage Association, 6.500%, 2/1/32	2,537
4,882	Federal National Mortgage Association, 6.500%, 3/1/32	5,066
5,895	Federal National Mortgage Association, 6.500%, 7/1/32	6,116
24,480	Federal National Mortgage Association, 6.500%, 11/1/37	26,038
8,088	Federal National Mortgage Association, 6.500%, 11/1/47	8,361
86,817	Federal National Mortgage Association, 6.500%, 2/1/53	91,320
1,336,209	Federal National Mortgage Association, 6.500%, 3/1/53	1,409,924
279,131	Federal National Mortgage Association, 6.500%, 3/1/53	294,065
1,047,841	Federal National Mortgage Association, 6.500%, 3/1/53	1,088,505
98,641	Federal National Mortgage Association, 6.500%, 4/1/53	103,384
219,384	Federal National Mortgage Association, 6.500%, 4/1/53	230,730
377,908	Federal National Mortgage Association, 6.500%, 4/1/53	395,667
99,508	Federal National Mortgage Association, 6.500%, 4/1/53	103,370
624,703	Federal National Mortgage Association, 6.500%, 6/1/53	652,881
467,692	Federal National Mortgage Association, 6.500%, 7/1/53	491,240
369,054	Federal National Mortgage Association, 6.500%, 7/1/53	386,733
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Semi-Annual | 12/31/2560

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,463,405	Federal National Mortgage Association, 6.500%, 8/1/53	$ 1,542,377
648,784	Federal National Mortgage Association, 6.500%, 8/1/53	684,579
151,155	Federal National Mortgage Association, 6.500%, 8/1/53	157,824
454,646	Federal National Mortgage Association, 6.500%, 8/1/53	475,497
474,719	Federal National Mortgage Association, 6.500%, 8/1/53	496,639
439,302	Federal National Mortgage Association, 6.500%, 8/1/53	458,492
396,002	Federal National Mortgage Association, 6.500%, 8/1/53	420,729
3,034,806	Federal National Mortgage Association, 6.500%, 9/1/53	3,202,250
673,064	Federal National Mortgage Association, 6.500%, 9/1/53	709,384
401,382	Federal National Mortgage Association, 6.500%, 9/1/53	422,779
555,198	Federal National Mortgage Association, 6.500%, 9/1/53	583,726
65,842	Federal National Mortgage Association, 6.500%, 10/1/53	69,385
180,993	Federal National Mortgage Association, 6.500%, 11/1/53	190,276
1,277,220	Federal National Mortgage Association, 6.500%, 12/1/53	1,328,898
97,721	Federal National Mortgage Association, 6.500%, 2/1/54	103,085
324,536	Federal National Mortgage Association, 6.500%, 2/1/54	338,113
79,572	Federal National Mortgage Association, 6.500%, 3/1/54	83,594
82,233	Federal National Mortgage Association, 6.500%, 3/1/54	85,955
108,110	Federal National Mortgage Association, 6.500%, 3/1/54	112,613
146,846	Federal National Mortgage Association, 6.500%, 3/1/54	153,430
86,131	Federal National Mortgage Association, 6.500%, 3/1/54	90,347
The accompanying notes are an integral part of these financial statements.
61Victory Pioneer Bond Fund | Semi-Annual | 12/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
65,227	Federal National Mortgage Association, 6.500%, 3/1/54	$ 68,396
98,300	Federal National Mortgage Association, 6.500%, 3/1/54	103,077
86,753	Federal National Mortgage Association, 6.500%, 3/1/54	91,607
79,542	Federal National Mortgage Association, 6.500%, 3/1/54	83,089
85,251	Federal National Mortgage Association, 6.500%, 3/1/54	89,931
60,293	Federal National Mortgage Association, 6.500%, 4/1/54	63,751
41,039	Federal National Mortgage Association, 6.500%, 4/1/54	43,144
50,749	Federal National Mortgage Association, 6.500%, 4/1/54	53,234
200,393	Federal National Mortgage Association, 6.500%, 4/1/54	210,131
78,202	Federal National Mortgage Association, 6.500%, 4/1/54	82,301
97,996	Federal National Mortgage Association, 6.500%, 4/1/54	102,959
98,222	Federal National Mortgage Association, 6.500%, 4/1/54	103,370
98,429	Federal National Mortgage Association, 6.500%, 4/1/54	102,890
78,063	Federal National Mortgage Association, 6.500%, 4/1/54	81,918
97,213	Federal National Mortgage Association, 6.500%, 4/1/54	102,759
183,029	Federal National Mortgage Association, 6.500%, 5/1/54	192,853
906,876	Federal National Mortgage Association, 6.500%, 5/1/54	951,271
539,916	Federal National Mortgage Association, 6.500%, 5/1/54	566,676
109,927	Federal National Mortgage Association, 6.500%, 6/1/54	116,267
73,521	Federal National Mortgage Association, 6.500%, 6/1/54	77,244
152,923	Federal National Mortgage Association, 6.500%, 6/1/54	161,155
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Semi-Annual | 12/31/2562

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
761,706	Federal National Mortgage Association, 6.500%, 6/1/54	$ 798,164
210,067	Federal National Mortgage Association, 6.500%, 6/1/54	218,954
215,311	Federal National Mortgage Association, 6.500%, 6/1/54	226,595
922,223	Federal National Mortgage Association, 6.500%, 6/1/54	960,168
206,896	Federal National Mortgage Association, 6.500%, 7/1/54	217,738
467,192	Federal National Mortgage Association, 6.500%, 7/1/54	487,986
305,753	Federal National Mortgage Association, 6.500%, 7/1/54	321,693
626,725	Federal National Mortgage Association, 6.500%, 7/1/54	652,445
431,029	Federal National Mortgage Association, 6.500%, 7/1/54	451,853
665,000	Federal National Mortgage Association, 6.500%, 7/1/54	694,010
652,820	Federal National Mortgage Association, 6.500%, 8/1/54	687,033
2,180,994	Federal National Mortgage Association, 6.500%, 9/1/54	2,279,475
1,595,579	Federal National Mortgage Association, 6.500%, 9/1/54	1,667,119
671,612	Federal National Mortgage Association, 6.500%, 9/1/54	703,415
446,512	Federal National Mortgage Association, 6.500%, 11/1/54	468,085
506,659	Federal National Mortgage Association, 6.500%, 11/1/54	533,932
257,838	Federal National Mortgage Association, 6.500%, 12/1/54	270,961
389,688	Federal National Mortgage Association, 6.500%, 12/1/54	409,829
252,446	Federal National Mortgage Association, 6.500%, 12/1/54	267,968
116,864	Federal National Mortgage Association, 6.500%, 1/1/55	121,673
91,141	Federal National Mortgage Association, 6.500%, 1/1/55	97,157
The accompanying notes are an integral part of these financial statements.
63Victory Pioneer Bond Fund | Semi-Annual | 12/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
144,586	Federal National Mortgage Association, 6.500%, 2/1/55	$ 153,209
992,331	Federal National Mortgage Association, 6.500%, 2/1/55	1,058,432
100,105	Federal National Mortgage Association, 6.500%, 2/1/55	106,773
139,255	Federal National Mortgage Association, 6.500%, 2/1/55	147,940
811,754	Federal National Mortgage Association, 6.500%, 2/1/55	860,666
398,631	Federal National Mortgage Association, 6.500%, 3/1/55	421,963
211,063	Federal National Mortgage Association, 6.500%, 3/1/55	222,536
462,041	Federal National Mortgage Association, 6.500%, 4/1/55	487,440
405,933	Federal National Mortgage Association, 6.500%, 4/1/55	425,134
1,474	Federal National Mortgage Association, 7.000%, 12/1/30	1,548
992	Federal National Mortgage Association, 7.000%, 4/1/31	1,042
1,573	Federal National Mortgage Association, 7.000%, 9/1/31	1,652
7,457	Federal National Mortgage Association, 7.000%, 12/1/31	7,831
3,596	Federal National Mortgage Association, 7.000%, 1/1/32	3,776
271,570	Federal National Mortgage Association, 7.000%, 1/1/53	286,195
3,031,414	Federal National Mortgage Association, 7.000%, 2/1/54	3,193,616
296,594	Federal National Mortgage Association, 7.000%, 8/1/54	315,035
254,298	Federal National Mortgage Association, 7.000%, 12/1/54	271,722
98,435	Federal National Mortgage Association, 7.000%, 2/1/55	105,212
146,726	Federal National Mortgage Association, 7.000%, 2/1/55	155,091
110,813	Federal National Mortgage Association, 7.000%, 2/1/55	118,041
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Semi-Annual | 12/31/2564

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
91,022	Federal National Mortgage Association, 7.000%, 2/1/55	$ 97,344
129,485	Federal National Mortgage Association, 7.000%, 2/1/55	137,090
14,500,990	Federal National Mortgage Association, 7.000%, 2/1/55	15,268,363
599,748	Federal National Mortgage Association, 7.000%, 3/1/55	640,681
20,000,000	Government National Mortgage Association, 2.000%, 1/20/56 (TBA)	16,559,295
22,000,000	Government National Mortgage Association, 2.500%, 1/20/56 (TBA)	18,973,281
14,000,000	Government National Mortgage Association, 3.000%, 1/20/56 (TBA)	12,577,578
5,000,000	Government National Mortgage Association, 3.500%, 1/20/56 (TBA)	4,549,411
2,000,000	Government National Mortgage Association, 4.000%, 1/20/56 (TBA)	1,888,984
2,000,000	Government National Mortgage Association, 4.500%, 1/20/55 (TBA)	1,947,812
23,000,000	Government National Mortgage Association, 5.000%, 1/20/56 (TBA)	22,945,638
28,000,000	Government National Mortgage Association, 5.500%, 1/20/56 (TBA)	28,271,499
24,000,000	Government National Mortgage Association, 6.500%, 1/20/56 (TBA)	24,808,125
1,767,657	Government National Mortgage Association I, 3.500%, 11/15/41	1,656,235
1,224,693	Government National Mortgage Association I, 3.500%, 7/15/42	1,142,924
231,019	Government National Mortgage Association I, 3.500%, 10/15/42	215,591
1,358,043	Government National Mortgage Association I, 3.500%, 1/15/45	1,267,321
455,224	Government National Mortgage Association I, 3.500%, 8/15/46	423,120
5,222	Government National Mortgage Association I, 4.000%, 5/15/39	5,044
718	Government National Mortgage Association I, 4.000%, 6/15/39	697
1,029	Government National Mortgage Association I, 4.000%, 8/15/40	999
The accompanying notes are an integral part of these financial statements.
65Victory Pioneer Bond Fund | Semi-Annual | 12/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
106,053	Government National Mortgage Association I, 4.000%, 8/15/40	$ 102,837
1,274	Government National Mortgage Association I, 4.000%, 9/15/40	1,235
1,331	Government National Mortgage Association I, 4.000%, 10/15/40	1,293
6,362	Government National Mortgage Association I, 4.000%, 11/15/40	6,128
11,180	Government National Mortgage Association I, 4.000%, 11/15/40	10,798
3,720	Government National Mortgage Association I, 4.000%, 1/15/41	3,606
13,830	Government National Mortgage Association I, 4.000%, 1/15/41	13,420
1,948	Government National Mortgage Association I, 4.000%, 2/15/41	1,891
20,580	Government National Mortgage Association I, 4.000%, 6/15/41	19,864
27,891	Government National Mortgage Association I, 4.000%, 7/15/41	27,064
73,102	Government National Mortgage Association I, 4.000%, 9/15/41	70,447
1,522	Government National Mortgage Association I, 4.000%, 10/15/41	1,466
4,239	Government National Mortgage Association I, 4.000%, 10/15/41	4,078
865	Government National Mortgage Association I, 4.000%, 11/15/41	832
717	Government National Mortgage Association I, 4.000%, 11/15/41	696
1,002	Government National Mortgage Association I, 4.000%, 12/15/41	969
9,724	Government National Mortgage Association I, 4.000%, 2/15/42	9,402
159,729	Government National Mortgage Association I, 4.000%, 8/15/43	154,595
149,003	Government National Mortgage Association I, 4.000%, 3/15/44	144,213
534,194	Government National Mortgage Association I, 4.000%, 3/15/44	517,019
19,696	Government National Mortgage Association I, 4.000%, 3/15/44	18,988
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Semi-Annual | 12/31/2566

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,346	Government National Mortgage Association I, 4.000%, 3/15/44	$ 2,267
353,303	Government National Mortgage Association I, 4.000%, 4/15/44	339,853
2,624	Government National Mortgage Association I, 4.000%, 4/15/44	2,510
4,449	Government National Mortgage Association I, 4.000%, 4/15/44	4,289
41,592	Government National Mortgage Association I, 4.000%, 8/15/44	40,100
394,418	Government National Mortgage Association I, 4.000%, 9/15/44	381,574
33,364	Government National Mortgage Association I, 4.000%, 9/15/44	31,701
47,847	Government National Mortgage Association I, 4.000%, 9/15/44	46,281
91,243	Government National Mortgage Association I, 4.000%, 11/15/44	87,717
113,891	Government National Mortgage Association I, 4.000%, 12/15/44	110,230
131,651	Government National Mortgage Association I, 4.000%, 1/15/45	126,931
106,674	Government National Mortgage Association I, 4.000%, 1/15/45	102,242
199,696	Government National Mortgage Association I, 4.000%, 2/15/45	191,713
280,535	Government National Mortgage Association I, 4.000%, 2/15/45	270,231
739,576	Government National Mortgage Association I, 4.000%, 3/15/45	710,012
516,659	Government National Mortgage Association I, 4.000%, 4/15/45	499,841
579,332	Government National Mortgage Association I, 4.000%, 5/15/45	556,108
779,937	Government National Mortgage Association I, 4.000%, 6/15/45	754,337
103,821	Government National Mortgage Association I, 4.000%, 7/15/45	99,633
143,559	Government National Mortgage Association I, 4.000%, 8/15/45	137,960
9,494	Government National Mortgage Association I, 4.500%, 7/15/33	9,544
The accompanying notes are an integral part of these financial statements.
67Victory Pioneer Bond Fund | Semi-Annual | 12/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
19,353	Government National Mortgage Association I, 4.500%, 9/15/33	$ 19,264
40,594	Government National Mortgage Association I, 4.500%, 10/15/33	40,502
34,469	Government National Mortgage Association I, 4.500%, 10/15/33	34,325
2,313	Government National Mortgage Association I, 4.500%, 2/15/34	2,304
21,748	Government National Mortgage Association I, 4.500%, 4/15/35	21,635
13,868	Government National Mortgage Association I, 4.500%, 10/15/35	13,951
23,386	Government National Mortgage Association I, 4.500%, 4/15/38	23,373
199,978	Government National Mortgage Association I, 4.500%, 12/15/39	199,616
70,842	Government National Mortgage Association I, 4.500%, 1/15/40	70,516
40,848	Government National Mortgage Association I, 4.500%, 9/15/40	40,992
95,699	Government National Mortgage Association I, 4.500%, 10/15/40	95,712
17,597	Government National Mortgage Association I, 4.500%, 4/15/41	17,459
164,675	Government National Mortgage Association I, 4.500%, 5/15/41	163,110
94,327	Government National Mortgage Association I, 4.500%, 6/15/41	93,539
75,615	Government National Mortgage Association I, 4.500%, 7/15/41	75,019
50,894	Government National Mortgage Association I, 4.500%, 8/15/41	50,631
13,471	Government National Mortgage Association I, 5.000%, 7/15/33	13,528
12,437	Government National Mortgage Association I, 5.000%, 9/15/33	12,547
14,293	Government National Mortgage Association I, 5.000%, 4/15/34	14,504
86,445	Government National Mortgage Association I, 5.000%, 4/15/35	88,081
34,702	Government National Mortgage Association I, 5.000%, 7/15/40	35,369
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Semi-Annual | 12/31/2568

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,593	Government National Mortgage Association I, 5.500%, 6/15/33	$ 2,616
12,099	Government National Mortgage Association I, 5.500%, 7/15/33	12,455
6,895	Government National Mortgage Association I, 5.500%, 7/15/33	6,976
3,770	Government National Mortgage Association I, 5.500%, 8/15/33	3,877
7,330	Government National Mortgage Association I, 5.500%, 8/15/33	7,366
6,408	Government National Mortgage Association I, 5.500%, 8/15/33	6,514
15,269	Government National Mortgage Association I, 5.500%, 9/15/33	15,350
17,474	Government National Mortgage Association I, 5.500%, 9/15/33	17,658
7,148	Government National Mortgage Association I, 5.500%, 10/15/33	7,179
10,656	Government National Mortgage Association I, 5.500%, 10/15/33	11,014
57,278	Government National Mortgage Association I, 5.500%, 7/15/34	59,253
8,465	Government National Mortgage Association I, 5.500%, 10/15/34	8,713
79,933	Government National Mortgage Association I, 5.500%, 11/15/34	81,428
28,003	Government National Mortgage Association I, 5.500%, 1/15/35	28,368
6,548	Government National Mortgage Association I, 5.500%, 2/15/35	6,632
23,437	Government National Mortgage Association I, 5.500%, 2/15/35	24,198
20,400	Government National Mortgage Association I, 5.500%, 6/15/35	21,063
71,386	Government National Mortgage Association I, 5.500%, 7/15/35	74,085
6,614	Government National Mortgage Association I, 5.500%, 10/15/35	6,829
26,504	Government National Mortgage Association I, 5.500%, 10/15/35	26,854
8,225	Government National Mortgage Association I, 5.500%, 2/15/37	8,579
The accompanying notes are an integral part of these financial statements.
69Victory Pioneer Bond Fund | Semi-Annual | 12/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,326	Government National Mortgage Association I, 6.000%, 4/15/28	$ 2,374
12,114	Government National Mortgage Association I, 6.000%, 9/15/28	12,223
825	Government National Mortgage Association I, 6.000%, 10/15/28	845
3,226	Government National Mortgage Association I, 6.000%, 2/15/29	3,274
5,646	Government National Mortgage Association I, 6.000%, 2/15/29	5,716
2,952	Government National Mortgage Association I, 6.000%, 11/15/31	3,042
196	Government National Mortgage Association I, 6.000%, 3/15/32	200
844	Government National Mortgage Association I, 6.000%, 8/15/32	874
20,799	Government National Mortgage Association I, 6.000%, 9/15/32	21,441
32,704	Government National Mortgage Association I, 6.000%, 9/15/32	33,962
3,298	Government National Mortgage Association I, 6.000%, 10/15/32	3,333
1,154	Government National Mortgage Association I, 6.000%, 10/15/32	1,196
1,816	Government National Mortgage Association I, 6.000%, 11/15/32	1,886
1,904	Government National Mortgage Association I, 6.000%, 11/15/32	1,923
57,581	Government National Mortgage Association I, 6.000%, 12/15/32	58,216
894	Government National Mortgage Association I, 6.000%, 12/15/32	908
54,349	Government National Mortgage Association I, 6.000%, 12/15/32	54,948
17,174	Government National Mortgage Association I, 6.000%, 12/15/32	17,527
2,356	Government National Mortgage Association I, 6.000%, 12/15/32	2,409
21,160	Government National Mortgage Association I, 6.000%, 12/15/32	21,343
51,408	Government National Mortgage Association I, 6.000%, 12/15/32	51,942
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Semi-Annual | 12/31/2570

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
29,410	Government National Mortgage Association I, 6.000%, 1/15/33	$ 30,751
8,596	Government National Mortgage Association I, 6.000%, 1/15/33	8,780
19,718	Government National Mortgage Association I, 6.000%, 2/15/33	20,187
28,039	Government National Mortgage Association I, 6.000%, 2/15/33	28,688
27,181	Government National Mortgage Association I, 6.000%, 2/15/33	27,925
4,431	Government National Mortgage Association I, 6.000%, 2/15/33	4,561
22,007	Government National Mortgage Association I, 6.000%, 3/15/33	22,639
23,863	Government National Mortgage Association I, 6.000%, 3/15/33	24,957
15,327	Government National Mortgage Association I, 6.000%, 3/15/33	15,718
19,981	Government National Mortgage Association I, 6.000%, 3/15/33	20,203
5,529	Government National Mortgage Association I, 6.000%, 3/15/33	5,787
28,680	Government National Mortgage Association I, 6.000%, 3/15/33	29,417
85,287	Government National Mortgage Association I, 6.000%, 3/15/33	87,687
40,122	Government National Mortgage Association I, 6.000%, 3/15/33	41,937
10,023	Government National Mortgage Association I, 6.000%, 4/15/33	10,205
15,815	Government National Mortgage Association I, 6.000%, 5/15/33	16,106
2,741	Government National Mortgage Association I, 6.000%, 6/15/33	2,819
13,564	Government National Mortgage Association I, 6.000%, 9/15/33	13,925
4,150	Government National Mortgage Association I, 6.000%, 10/15/33	4,199
14,807	Government National Mortgage Association I, 6.000%, 11/15/33	15,156
55,363	Government National Mortgage Association I, 6.000%, 3/15/34	56,873
The accompanying notes are an integral part of these financial statements.
71Victory Pioneer Bond Fund | Semi-Annual | 12/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
7,694	Government National Mortgage Association I, 6.000%, 6/15/34	$ 7,904
6,097	Government National Mortgage Association I, 6.000%, 8/15/34	6,353
2,119	Government National Mortgage Association I, 6.000%, 9/15/34	2,195
24,314	Government National Mortgage Association I, 6.000%, 9/15/34	25,345
33,993	Government National Mortgage Association I, 6.000%, 9/15/34	35,129
27,733	Government National Mortgage Association I, 6.000%, 10/15/34	28,054
17,398	Government National Mortgage Association I, 6.000%, 10/15/34	17,729
21,550	Government National Mortgage Association I, 6.000%, 10/15/34	22,324
34,956	Government National Mortgage Association I, 6.000%, 11/15/34	36,123
114,728	Government National Mortgage Association I, 6.000%, 9/15/35	117,828
43,349	Government National Mortgage Association I, 6.000%, 8/15/36	45,754
24,132	Government National Mortgage Association I, 6.000%, 10/15/36	25,311
10,726	Government National Mortgage Association I, 6.000%, 11/15/37	11,177
3,024	Government National Mortgage Association I, 6.000%, 8/15/38	3,111
1,314	Government National Mortgage Association I, 6.500%, 4/15/28	1,337
8,447	Government National Mortgage Association I, 6.500%, 4/15/28	8,708
787	Government National Mortgage Association I, 6.500%, 6/15/28	804
702	Government National Mortgage Association I, 6.500%, 8/15/28	715
400	Government National Mortgage Association I, 6.500%, 10/15/28	414
2,958	Government National Mortgage Association I, 6.500%, 1/15/29	3,060
760	Government National Mortgage Association I, 6.500%, 2/15/29	774
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Semi-Annual | 12/31/2572

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
823	Government National Mortgage Association I, 6.500%, 2/15/29	$ 843
201	Government National Mortgage Association I, 6.500%, 2/15/29	209
545	Government National Mortgage Association I, 6.500%, 3/15/29	555
435	Government National Mortgage Association I, 6.500%, 3/15/29	449
2,410	Government National Mortgage Association I, 6.500%, 3/15/29	2,462
1,357	Government National Mortgage Association I, 6.500%, 3/15/29	1,360
5,276	Government National Mortgage Association I, 6.500%, 5/15/29	5,406
53	Government National Mortgage Association I, 6.500%, 5/15/29	53
6,530	Government National Mortgage Association I, 6.500%, 4/15/31	6,732
2,348	Government National Mortgage Association I, 6.500%, 5/15/31	2,437
4,356	Government National Mortgage Association I, 6.500%, 5/15/31	4,467
2,415	Government National Mortgage Association I, 6.500%, 5/15/31	2,520
1,947	Government National Mortgage Association I, 6.500%, 6/15/31	1,990
6,582	Government National Mortgage Association I, 6.500%, 7/15/31	6,681
11,487	Government National Mortgage Association I, 6.500%, 8/15/31	11,823
1,292	Government National Mortgage Association I, 6.500%, 9/15/31	1,322
16,122	Government National Mortgage Association I, 6.500%, 10/15/31	16,463
1,322	Government National Mortgage Association I, 6.500%, 10/15/31	1,349
1,370	Government National Mortgage Association I, 6.500%, 11/15/31	1,411
20,907	Government National Mortgage Association I, 6.500%, 1/15/32	21,627
6,728	Government National Mortgage Association I, 6.500%, 1/15/32	6,996
The accompanying notes are an integral part of these financial statements.
73Victory Pioneer Bond Fund | Semi-Annual | 12/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
3,757	Government National Mortgage Association I, 6.500%, 2/15/32	$ 3,878
4,407	Government National Mortgage Association I, 6.500%, 2/15/32	4,545
680	Government National Mortgage Association I, 6.500%, 2/15/32	716
3,945	Government National Mortgage Association I, 6.500%, 2/15/32	4,079
10,329	Government National Mortgage Association I, 6.500%, 2/15/32	10,493
4,122	Government National Mortgage Association I, 6.500%, 3/15/32	4,157
11,052	Government National Mortgage Association I, 6.500%, 3/15/32	11,298
1,938	Government National Mortgage Association I, 6.500%, 4/15/32	2,007
2,304	Government National Mortgage Association I, 6.500%, 4/15/32	2,341
7,692	Government National Mortgage Association I, 6.500%, 4/15/32	7,984
1,252	Government National Mortgage Association I, 6.500%, 5/15/32	1,271
562	Government National Mortgage Association I, 6.500%, 5/15/32	576
2,413	Government National Mortgage Association I, 6.500%, 5/15/32	2,504
484	Government National Mortgage Association I, 6.500%, 5/15/32	501
1,853	Government National Mortgage Association I, 6.500%, 6/15/32	1,911
3,824	Government National Mortgage Association I, 6.500%, 7/15/32	3,885
21,298	Government National Mortgage Association I, 6.500%, 7/15/32	22,350
8,618	Government National Mortgage Association I, 6.500%, 8/15/32	8,895
8,686	Government National Mortgage Association I, 6.500%, 8/15/32	8,822
2,132	Government National Mortgage Association I, 6.500%, 8/15/32	2,264
13,807	Government National Mortgage Association I, 6.500%, 9/15/32	14,290
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Semi-Annual | 12/31/2574

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
6,630	Government National Mortgage Association I, 6.500%, 9/15/32	$ 6,855
6,270	Government National Mortgage Association I, 6.500%, 9/15/32	6,692
8,156	Government National Mortgage Association I, 6.500%, 10/15/32	8,378
9,759	Government National Mortgage Association I, 6.500%, 11/15/32	10,120
52,367	Government National Mortgage Association I, 6.500%, 12/15/32	54,291
56,961	Government National Mortgage Association I, 6.500%, 1/15/33	58,895
532	Government National Mortgage Association I, 6.500%, 1/15/33	555
10,919	Government National Mortgage Association I, 6.500%, 5/15/33	11,093
435	Government National Mortgage Association I, 6.500%, 10/15/33	445
35,109	Government National Mortgage Association I, 6.500%, 6/15/34	35,659
2,558	Government National Mortgage Association I, 6.500%, 6/15/35	2,622
6,125	Government National Mortgage Association I, 6.500%, 7/15/35	6,594
21,385	Government National Mortgage Association I, 6.500%, 7/15/35	22,561
26	Government National Mortgage Association I, 7.000%, 11/15/26	26
187	Government National Mortgage Association I, 7.000%, 6/15/27	188
1,086	Government National Mortgage Association I, 7.000%, 1/15/28	1,094
1,042	Government National Mortgage Association I, 7.000%, 4/15/28	1,050
1,579	Government National Mortgage Association I, 7.000%, 7/15/28	1,598
165	Government National Mortgage Association I, 7.000%, 8/15/28	169
1,496	Government National Mortgage Association I, 7.000%, 11/15/28	1,530
5,326	Government National Mortgage Association I, 7.000%, 11/15/28	5,432
The accompanying notes are an integral part of these financial statements.
75Victory Pioneer Bond Fund | Semi-Annual | 12/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
7,630	Government National Mortgage Association I, 7.000%, 4/15/29	$ 7,761
3,808	Government National Mortgage Association I, 7.000%, 4/15/29	3,875
8,556	Government National Mortgage Association I, 7.000%, 5/15/29	8,796
882	Government National Mortgage Association I, 7.000%, 7/15/29	896
12,720	Government National Mortgage Association I, 7.000%, 11/15/29	12,993
4,440	Government National Mortgage Association I, 7.000%, 12/15/30	4,591
654	Government National Mortgage Association I, 7.000%, 12/15/30	663
20,877	Government National Mortgage Association I, 7.000%, 1/15/31	21,274
3,862	Government National Mortgage Association I, 7.000%, 6/15/31	4,038
523	Government National Mortgage Association I, 7.000%, 7/15/31	547
28,520	Government National Mortgage Association I, 7.000%, 8/15/31	29,533
3,976	Government National Mortgage Association I, 7.000%, 9/15/31	4,043
4,195	Government National Mortgage Association I, 7.000%, 11/15/31	4,283
10,451	Government National Mortgage Association I, 7.000%, 3/15/32	10,688
11,639	Government National Mortgage Association I, 7.000%, 4/15/32	11,961
17,910	Government National Mortgage Association I, 7.000%, 5/15/32	18,560
1,386	Government National Mortgage Association I, 7.500%, 3/15/27	1,396
3,070	Government National Mortgage Association I, 7.500%, 10/15/27	3,100
399	Government National Mortgage Association I, 7.500%, 6/15/29	405
8,022	Government National Mortgage Association I, 7.500%, 2/15/31	8,206
7,202	Government National Mortgage Association I, 7.500%, 2/15/31	7,381
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Semi-Annual | 12/31/2576

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
969	Government National Mortgage Association I, 7.750%, 2/15/30	$ 992
8,892,242	Government National Mortgage Association II, 2.000%, 3/20/52	7,366,708
12,312,934	Government National Mortgage Association II, 2.500%, 5/20/52	10,626,394
9,532,520	Government National Mortgage Association II, 3.000%, 6/20/52	8,576,397
17,123	Government National Mortgage Association II, 3.500%, 6/20/39	16,095
4,162	Government National Mortgage Association II, 3.500%, 7/20/39	3,917
44,876	Government National Mortgage Association II, 3.500%, 4/20/42	42,411
110,607	Government National Mortgage Association II, 3.500%, 6/20/43	104,231
73,431	Government National Mortgage Association II, 3.500%, 11/20/43	68,981
2,014	Government National Mortgage Association II, 3.500%, 1/20/44	1,891
1,831,115	Government National Mortgage Association II, 3.500%, 6/20/44	1,707,567
29,386	Government National Mortgage Association II, 3.500%, 7/20/44	27,541
165,929	Government National Mortgage Association II, 3.500%, 1/20/45	154,845
481,047	Government National Mortgage Association II, 3.500%, 3/20/45	448,584
92,001	Government National Mortgage Association II, 3.500%, 3/20/45	83,325
156,423	Government National Mortgage Association II, 3.500%, 4/20/45	143,121
366,822	Government National Mortgage Association II, 3.500%, 4/20/45	335,859
114,246	Government National Mortgage Association II, 3.500%, 4/20/45	104,498
144,605	Government National Mortgage Association II, 3.500%, 7/20/45	134,721
106,594	Government National Mortgage Association II, 3.500%, 12/20/45	99,180
408,097	Government National Mortgage Association II, 3.500%, 3/20/46	376,676
The accompanying notes are an integral part of these financial statements.
77Victory Pioneer Bond Fund | Semi-Annual | 12/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,000,288	Government National Mortgage Association II, 3.500%, 7/20/47	$ 929,106
266,647	Government National Mortgage Association II, 3.500%, 2/20/48	247,342
685,666	Government National Mortgage Association II, 3.500%, 9/20/48	635,423
144,641	Government National Mortgage Association II, 3.500%, 12/20/48	134,169
86,205	Government National Mortgage Association II, 3.500%, 8/20/49	79,402
54,754	Government National Mortgage Association II, 3.500%, 1/20/52	50,388
639,147	Government National Mortgage Association II, 3.500%, 8/20/52	585,753
1,332,351	Government National Mortgage Association II, 4.000%, 7/20/44	1,289,313
52,638	Government National Mortgage Association II, 4.000%, 9/20/44	50,905
315,687	Government National Mortgage Association II, 4.000%, 10/20/44	305,197
969,768	Government National Mortgage Association II, 4.000%, 10/20/46	935,625
587,930	Government National Mortgage Association II, 4.000%, 2/20/48	558,571
744,337	Government National Mortgage Association II, 4.000%, 4/20/48	707,164
869	Government National Mortgage Association II, 4.500%, 9/20/33	867
1,617	Government National Mortgage Association II, 4.500%, 10/20/33	1,614
13,387	Government National Mortgage Association II, 4.500%, 12/20/34	13,510
51,920	Government National Mortgage Association II, 4.500%, 1/20/35	52,453
8,154	Government National Mortgage Association II, 4.500%, 3/20/35	8,133
721	Government National Mortgage Association II, 4.500%, 8/20/35	728
390	Government National Mortgage Association II, 4.500%, 11/20/35	393
1,089	Government National Mortgage Association II, 4.500%, 3/20/38	1,100
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Semi-Annual | 12/31/2578

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
4,792	Government National Mortgage Association II, 4.500%, 2/20/39	$ 4,841
9,628	Government National Mortgage Association II, 4.500%, 9/20/39	9,698
224,013	Government National Mortgage Association II, 4.500%, 12/20/39	225,630
21,775	Government National Mortgage Association II, 4.500%, 2/20/40	21,932
61,526	Government National Mortgage Association II, 4.500%, 8/20/40	61,855
252,223	Government National Mortgage Association II, 4.500%, 9/20/41	253,903
36,310	Government National Mortgage Association II, 4.500%, 11/20/43	36,231
4,811	Government National Mortgage Association II, 4.500%, 12/20/43	4,801
964,142	Government National Mortgage Association II, 4.500%, 9/20/44	952,118
345,085	Government National Mortgage Association II, 4.500%, 10/20/44	343,853
655,803	Government National Mortgage Association II, 4.500%, 11/20/44	653,360
26,054	Government National Mortgage Association II, 4.500%, 6/20/45	25,981
789,785	Government National Mortgage Association II, 4.500%, 2/20/48	785,257
1,003,503	Government National Mortgage Association II, 4.500%, 9/20/48	995,114
388,783	Government National Mortgage Association II, 4.500%, 11/20/48	385,193
2,052,026	Government National Mortgage Association II, 4.500%, 3/20/49	2,032,658
598,774	Government National Mortgage Association II, 4.500%, 4/20/49	595,418
7,908	Government National Mortgage Association II, 4.500%, 5/20/51	7,832
10,930,654	Government National Mortgage Association II, 4.500%, 6/20/55	10,651,489
473	Government National Mortgage Association II, 5.000%, 2/20/32	472
1,823	Government National Mortgage Association II, 5.000%, 10/20/32	1,828
The accompanying notes are an integral part of these financial statements.
79Victory Pioneer Bond Fund | Semi-Annual | 12/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,491	Government National Mortgage Association II, 5.000%, 11/20/32	$ 2,553
12,197	Government National Mortgage Association II, 5.000%, 12/20/32	12,500
26,834	Government National Mortgage Association II, 5.000%, 1/20/33	27,509
10,913	Government National Mortgage Association II, 5.000%, 2/20/33	11,044
10,172	Government National Mortgage Association II, 5.000%, 3/20/33	10,299
15,557	Government National Mortgage Association II, 5.000%, 4/20/33	15,753
7,930	Government National Mortgage Association II, 5.000%, 5/20/33	8,029
11,683	Government National Mortgage Association II, 5.000%, 6/20/33	11,830
24,418	Government National Mortgage Association II, 5.000%, 7/20/33	24,732
12,952	Government National Mortgage Association II, 5.000%, 8/20/33	13,276
35,617	Government National Mortgage Association II, 5.000%, 9/20/33	36,531
7,522	Government National Mortgage Association II, 5.000%, 10/20/33	7,619
7,264	Government National Mortgage Association II, 5.000%, 12/20/33	7,357
5,012	Government National Mortgage Association II, 5.000%, 2/20/34	5,078
13,900	Government National Mortgage Association II, 5.000%, 4/20/34	14,085
5,974	Government National Mortgage Association II, 5.000%, 5/20/34	6,054
7,183	Government National Mortgage Association II, 5.000%, 6/20/34	7,280
13,711	Government National Mortgage Association II, 5.000%, 7/20/34	13,820
10,038	Government National Mortgage Association II, 5.000%, 8/20/34	10,176
15,071	Government National Mortgage Association II, 5.000%, 9/20/34	15,276
3,111	Government National Mortgage Association II, 5.000%, 10/20/34	3,153
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Semi-Annual | 12/31/2580

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
5,917	Government National Mortgage Association II, 5.000%, 1/20/35	$ 6,000
4,648	Government National Mortgage Association II, 5.000%, 2/20/35	4,752
528	Government National Mortgage Association II, 5.000%, 2/20/35	535
7,692	Government National Mortgage Association II, 5.000%, 3/20/35	7,874
19,165	Government National Mortgage Association II, 5.000%, 4/20/35	19,604
5,255	Government National Mortgage Association II, 5.000%, 5/20/35	5,379
5,523	Government National Mortgage Association II, 5.000%, 6/20/35	5,662
13,476	Government National Mortgage Association II, 5.000%, 7/20/35	13,790
170,776	Government National Mortgage Association II, 5.000%, 8/20/35	174,654
3,437	Government National Mortgage Association II, 5.000%, 9/20/35	3,517
742	Government National Mortgage Association II, 5.000%, 2/20/36	760
8,807	Government National Mortgage Association II, 5.000%, 4/20/36	9,007
7,740	Government National Mortgage Association II, 5.000%, 11/20/36	7,929
18,420	Government National Mortgage Association II, 5.000%, 1/20/37	18,866
193,958	Government National Mortgage Association II, 5.000%, 3/20/37	196,794
5,005	Government National Mortgage Association II, 5.000%, 6/20/37	5,142
925	Government National Mortgage Association II, 5.000%, 7/20/37	938
3,885	Government National Mortgage Association II, 5.000%, 8/20/37	3,987
8,681	Government National Mortgage Association II, 5.000%, 12/20/37	8,899
5,286	Government National Mortgage Association II, 5.000%, 1/20/38	5,432
11,100	Government National Mortgage Association II, 5.000%, 2/20/38	11,390
The accompanying notes are an integral part of these financial statements.
81Victory Pioneer Bond Fund | Semi-Annual | 12/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
3,345	Government National Mortgage Association II, 5.000%, 3/20/38	$ 3,433
25,225	Government National Mortgage Association II, 5.000%, 5/20/38	25,880
6,355	Government National Mortgage Association II, 5.000%, 6/20/38	6,524
464	Government National Mortgage Association II, 5.000%, 12/20/38	478
14,471	Government National Mortgage Association II, 5.000%, 1/20/39	14,853
3,292	Government National Mortgage Association II, 5.000%, 2/20/39	3,377
7,098	Government National Mortgage Association II, 5.000%, 5/20/39	7,282
14,076	Government National Mortgage Association II, 5.000%, 8/20/39	14,483
115,601	Government National Mortgage Association II, 5.000%, 10/20/39	119,369
3,696	Government National Mortgage Association II, 5.000%, 11/20/39	3,802
66,418	Government National Mortgage Association II, 5.000%, 1/20/40	68,094
833	Government National Mortgage Association II, 5.000%, 2/20/40	855
5,461	Government National Mortgage Association II, 5.000%, 6/20/40	5,633
25,520	Government National Mortgage Association II, 5.000%, 7/20/40	26,258
18,878	Government National Mortgage Association II, 5.000%, 8/20/40	19,367
15,319	Government National Mortgage Association II, 5.000%, 9/20/40	15,762
1,056	Government National Mortgage Association II, 5.000%, 2/20/41	1,078
15,807	Government National Mortgage Association II, 5.000%, 4/20/41	16,149
20,100	Government National Mortgage Association II, 5.000%, 7/20/41	20,644
8,904	Government National Mortgage Association II, 5.000%, 8/20/42	9,160
33,870	Government National Mortgage Association II, 5.000%, 11/20/42	34,703
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Semi-Annual | 12/31/2582

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
51,117	Government National Mortgage Association II, 5.000%, 10/20/43	$ 52,409
652	Government National Mortgage Association II, 5.000%, 11/20/44	669
41,463	Government National Mortgage Association II, 5.000%, 2/20/45	42,332
56,390	Government National Mortgage Association II, 5.000%, 4/20/45	57,675
17,898	Government National Mortgage Association II, 5.000%, 7/20/45	18,350
31,075	Government National Mortgage Association II, 5.000%, 11/20/45	31,747
2,536	Government National Mortgage Association II, 5.000%, 12/20/45	2,590
1,669	Government National Mortgage Association II, 5.000%, 7/20/46	1,713
15,737	Government National Mortgage Association II, 5.000%, 9/20/46	16,192
47,885	Government National Mortgage Association II, 5.000%, 12/20/46	49,065
5,498	Government National Mortgage Association II, 5.000%, 6/20/47	5,617
51,601	Government National Mortgage Association II, 5.000%, 8/20/47	52,715
46,897	Government National Mortgage Association II, 5.000%, 1/20/48	47,795
124,696	Government National Mortgage Association II, 5.000%, 5/20/48	126,778
20,895	Government National Mortgage Association II, 5.000%, 8/20/48	21,239
6,976	Government National Mortgage Association II, 5.000%, 9/20/48	7,090
42,703	Government National Mortgage Association II, 5.000%, 10/20/48	43,471
106,971	Government National Mortgage Association II, 5.000%, 11/20/48	108,692
16,415	Government National Mortgage Association II, 5.000%, 12/20/48	16,655
64,075	Government National Mortgage Association II, 5.000%, 1/20/49	65,067
366,761	Government National Mortgage Association II, 5.000%, 2/20/49	372,288
The accompanying notes are an integral part of these financial statements.
83Victory Pioneer Bond Fund | Semi-Annual | 12/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,133,700	Government National Mortgage Association II, 5.000%, 5/20/49	$ 1,151,947
121,173	Government National Mortgage Association II, 5.000%, 8/20/49	123,172
43,239	Government National Mortgage Association II, 5.000%, 9/20/49	43,961
117,467	Government National Mortgage Association II, 5.000%, 1/20/50	119,425
13,836	Government National Mortgage Association II, 5.000%, 2/20/50	14,095
31,158	Government National Mortgage Association II, 5.000%, 3/20/50	31,805
308,628	Government National Mortgage Association II, 5.000%, 7/20/50	314,909
205,857	Government National Mortgage Association II, 5.000%, 12/20/50	210,299
15,988	Government National Mortgage Association II, 5.000%, 8/20/51	16,223
61,122	Government National Mortgage Association II, 5.000%, 9/20/51	61,799
28,582	Government National Mortgage Association II, 5.000%, 11/20/51	28,853
116,541	Government National Mortgage Association II, 5.000%, 12/20/51	117,724
37,127	Government National Mortgage Association II, 5.500%, 3/20/34	38,458
30,952	Government National Mortgage Association II, 5.500%, 4/20/34	32,076
12,520	Government National Mortgage Association II, 5.500%, 10/20/37	12,874
417,573	Government National Mortgage Association II, 5.500%, 9/20/52	424,989
5,634	Government National Mortgage Association II, 5.900%, 1/20/28	5,781
10,554	Government National Mortgage Association II, 5.900%, 7/20/28	10,797
2,854	Government National Mortgage Association II, 6.000%, 10/20/31	2,984
16,740	Government National Mortgage Association II, 6.000%, 1/20/33	17,456
19,258	Government National Mortgage Association II, 6.000%, 10/20/33	20,085
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Semi-Annual | 12/31/2584

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
11,848	Government National Mortgage Association II, 6.000%, 6/20/34	$ 12,472
33,000,001	Government National Mortgage Association II, 6.000%, 4/20/55	33,687,677
3,662	Government National Mortgage Association II, 6.500%, 8/20/28	3,786
190	Government National Mortgage Association II, 6.500%, 2/20/29	196
83	Government National Mortgage Association II, 6.500%, 3/20/29	86
2,411	Government National Mortgage Association II, 6.500%, 4/20/29	2,492
1,920	Government National Mortgage Association II, 6.500%, 4/20/31	2,004
1,570	Government National Mortgage Association II, 6.500%, 6/20/31	1,637
7,804	Government National Mortgage Association II, 6.500%, 10/20/32	8,227
11,092	Government National Mortgage Association II, 6.500%, 3/20/34	11,575
32	Government National Mortgage Association II, 7.000%, 5/20/26	33
1,407	Government National Mortgage Association II, 7.000%, 8/20/27	1,447
1,543	Government National Mortgage Association II, 7.000%, 6/20/28	1,587
7,843	Government National Mortgage Association II, 7.000%, 11/20/28	8,064
7,060	Government National Mortgage Association II, 7.000%, 1/20/29	7,258
549	Government National Mortgage Association II, 7.000%, 2/20/29	564
304	Government National Mortgage Association II, 7.000%, 12/20/30	313
1,819	Government National Mortgage Association II, 7.000%, 1/20/31	1,902
1,017	Government National Mortgage Association II, 7.000%, 3/20/31	1,053
5,482	Government National Mortgage Association II, 7.000%, 7/20/31	5,798
2,001	Government National Mortgage Association II, 7.000%, 11/20/31	2,075
The accompanying notes are an integral part of these financial statements.
85Victory Pioneer Bond Fund | Semi-Annual | 12/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,758	Government National Mortgage Association II, 7.500%, 5/20/30	$ 1,823
485	Government National Mortgage Association II, 7.500%, 6/20/30	501
554	Government National Mortgage Association II, 7.500%, 7/20/30	568
2,074	Government National Mortgage Association II, 7.500%, 8/20/30	2,157
889	Government National Mortgage Association II, 7.500%, 12/20/30	927
200,000,000(f)	U.S. Treasury Bills, 1/6/26	199,923,222
250,000,000(f)	U.S. Treasury Bills, 1/13/26	249,732,360
36,374,800	U.S. Treasury Bonds, 2.250%, 2/15/52	22,069,273
57,701,200	U.S. Treasury Bonds, 2.875%, 5/15/52	40,318,713
73,375,000	U.S. Treasury Bonds, 3.625%, 2/15/53	59,405,088
136,312,900	U.S. Treasury Bonds, 4.375%, 8/15/43	130,205,443
50,701,500	U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/35	50,565,749
44,000,000	U.S. Treasury Notes, 3.500%, 9/30/29	43,795,469
42,000,000	U.S. Treasury Notes, 3.625%, 9/30/31	41,580,000
36,260,000	U.S. Treasury Notes, 4.250%, 2/28/29	36,993,699
44,600,800	U.S. Treasury Notes, 4.625%, 9/30/30	46,346,503
	Total U.S. Government and Agency Obligations (Cost $2,444,839,657)	$2,422,944,809

	SHORT TERM INVESTMENTS — 4.0% of Net Assets
	Repurchase Agreements — 1.3%
30,000,000	Bank of America, 3.8%, dated 12/31/25, to be purchased on 1/2/26 for $30,006,333, collateralized by $30,600,000, U.S. Treasury Strip Coupon, 11/15/34-5/15/53	$ 30,000,000
36,000,000	Bank of America, 3.85%, dated 12/31/25, to be purchased on 1/2/26 for $36,007,700, collateralized by the following: $2,684,801, Federal National Mortgage Association, 3.97%-6.42%, 11/1/32-10/1/55, $34,035,199, Government National Mortgage Association, 2.50%-8.00%, 9/20/30-10/20/65	36,000,000
		$66,000,000

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Semi-Annual | 12/31/2586

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Shares		Value
	Open-End Fund — 2.7%
144,205,615(k)	Dreyfus Government Cash Management, Institutional Shares, 3.65%	$ 144,205,615
		$144,205,615

	TOTAL SHORT TERM INVESTMENTS (Cost $210,205,615)	$210,205,615

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 107.2% (Cost $5,697,616,487)	$5,647,124,434
Principal Amount USD ($)
	TBA Sales Commitments — (6.2)% of Net Assets
	U.S. Government and Agency Obligations — (6.2)%
(19,300,000)	Federal National Mortgage Association, 2.000%, 1/1/56 (TBA)	$ (15,596,736)
(103,000,000)	Federal National Mortgage Association, 2.500%, 1/1/56 (TBA)	(87,059,141)
(14,000,000)	Federal National Mortgage Association, 3.000%, 1/1/56 (TBA)	(12,380,703)
(1,000,000)	Federal National Mortgage Association, 3.000%, 1/1/41 (TBA)	(961,914)
(14,600,000)	Federal National Mortgage Association, 5.500%, 1/1/56 (TBA)	(14,804,146)
(16,400,000)	Federal National Mortgage Association, 5.500%, 2/1/56 (TBA)	(16,613,939)
(22,100,000)	Federal National Mortgage Association, 6.000%, 1/1/56 (TBA)	(22,690,677)
(50,900,000)	Federal National Mortgage Association, 6.000%, 2/1/56 (TBA)	(52,234,581)
(22,700,000)	Federal National Mortgage Association, 6.500%, 1/1/56 (TBA)	(23,590,761)
(60,200,000)	Federal National Mortgage Association, 6.500%, 2/1/56 (TBA)	(62,574,041)
(15,100,000)	Federal National Mortgage Association, 7.000%, 1/1/56 (TBA)	(15,888,542)
	TOTAL TBA SALES COMMITMENTS (Proceeds $324,770,008)	$(324,395,181)

	OTHER ASSETS AND LIABILITIES — (1.0)%	$(54,160,758)
	net assets — 100.0%	$5,268,568,495

The accompanying notes are an integral part of these financial statements.
87Victory Pioneer Bond Fund | Semi-Annual | 12/31/25

(TBA)	“To Be Announced” Securities.
BNMMDTSC	Dreyfus Treasury Securities Cash Management Fund Yield.
bps	Basis Points.
BRMMUSDF	BlackRock Liquidity Fund Treasury Trust Fund Portfolio Fund Yield.
CMT	Constant Maturity Treasury.
FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
FRMMUSTI	Western Asset Institutional US Treasury Reserves Fund Yield.
GSMMUSTF	Goldman Sachs Financial Square Treasury Solutions Fund Yield.
GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index.
JMMMUSTF	JPMorgan 100% US Treasury Securities Money Market Fund Yield.
MSMMUSTF	MSILF Treasury Securities Portfolio Fund Yield.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At December 31, 2025, the value of these securities amounted to $1,701,655,168, or 32.3% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at December 31, 2025.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at December 31, 2025.
(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at December 31, 2025.
(d)	Security is in default.
(e)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(f)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	Non-income producing security.
(i)	Issued as participation notes.
(j)	Issued as preference shares.
(k)	Rate periodically changes. Rate disclosed is the 7-day yield at December 31, 2025.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Semi-Annual | 12/31/2588

Schedule of Investments  |  12/31/25
(unaudited) (continued)
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at December 31, 2025.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale (see Notes to Financial Statements — Note 1H).
Restricted Securities	Acquisition date	Cost	Value
Acorn Re	10/25/2024	$500,000	$508,150
Alamo Re	4/12/2023	1,256,000	1,287,500
Alamo Re	4/4/2024	500,000	525,150
Alamo Re	4/4/2024	250,000	265,725
Alturas Re 2021-3	8/16/2021	17,445	5,470
Alturas Re 2022-2	1/18/2022	—	122,751
Aquila Re	5/10/2023	850,000	867,850
Aquila Re	4/26/2024	1,250,000	1,294,500
Atlas Capital	5/17/2023	2,000,000	2,064,600
Atlas Re	5/24/2024	750,000	831,375
Banbury-PI0050 Re 2024	8/19/2024	1,843,293	2,096,508
Bantry Re 2025	1/21/2025	4,456,617	5,425,000
Bantry Re 2025	7/23/2025	4,256,241	5,107,500
Bayou Re	12/4/2025	808,500	802,500
Berwick Re 2020-1	9/24/2020	—	—
Berwick Re 2025	1/17/2025	2,128,698	2,775,000
Blue Ridge Re	11/14/2023	1,000,000	1,020,700
Blue Ridge Re	11/14/2023	1,750,000	1,812,125
Blue Ridge Re	11/26/2025	250,000	249,722
Blue Ridge Re	11/26/2025	250,000	250,060
Bonanza Re	1/6/2023	300,000	300,000
Bonanza Re	12/16/2024	250,000	252,500
Bonanza Re	12/16/2024	1,250,000	1,277,500
Bridge Street Re	12/22/2025	1,000,000	999,124
Cape Lookout Re	4/14/2023	1,974,012	1,985,100
Cape Lookout Re	2/27/2025	2,250,000	2,381,400
Cat Re 2001	11/14/2023	750,000	784,650
Chartwell Re	5/2/2025	750,000	784,500
Chartwell Re	5/2/2025	500,000	518,150
Cheltenham-PI0051 Re 2025	6/13/2025	1,002,687	1,228,172
Clearwater Re 2025	1/15/2025	1,000,000	1,129,778
Commonwealth Re	5/30/2025	1,000,000	1,029,000
Easton Re	5/16/2024	248,452	255,175
Eden Re II	1/21/2022	20,392	54,192
Eden Re II	1/17/2023	—	132,282
Eden Re II	1/10/2024	—	261,585
The accompanying notes are an integral part of these financial statements.
89Victory Pioneer Bond Fund | Semi-Annual | 12/31/25

Restricted Securities	Acquisition date	Cost	Value
Eden Re II	12/27/2024	$3,400,000	$3,877,700
Epsom Re 2025	4/16/2025	205,750	256,940
FloodSmart Re	2/29/2024	1,500,000	1,595,700
Foundation Re	12/4/2025	1,000,000	998,500
Four Lakes Re	12/22/2022	3,000,000	2,997,000
Four Lakes Re	12/8/2023	750,000	764,175
Four Lakes Re	12/11/2024	764,500	769,575
Four Lakes Re	12/11/2024	250,000	256,450
Four Lakes Re	12/11/2025	500,000	500,076
Four Lakes Re	12/11/2025	1,000,000	1,000,167
Fuchsia 2024-1	12/18/2024	1,000,000	1,036,300
Galileo Re	12/4/2023	1,250,000	1,310,625
Galileo Re	12/4/2023	750,000	749,250
Galileo Re	12/8/2025	500,000	500,030
Gamboge Re	5/9/2024	1,941,799	2,791,200
Gateway Re	2/3/2023	700,000	711,900
Gateway Re	3/11/2024	250,000	257,550
Gateway Re II	4/13/2023	250,000	256,250
Gleneagles Re 2022	1/18/2022	482,054	147,500
Gullane Re 2025	1/22/2025	3,423,517	4,819,725
Herbie Re	12/17/2024	500,000	515,100
High Point Re	12/1/2023	3,500,000	3,556,700
Integrity Re	5/9/2022	464,159	232,079
Integrity Re	2/21/2025	750,000	777,825
Integrity Re	2/21/2025	750,000	783,225
Integrity Re	10/22/2025	959,850	947,700
International Bank for Reconstruction & Development	4/3/2024	250,000	268,950
International Bank for Reconstruction & Development	5/1/2024	250,000	267,300
Kendall Re	4/22/2024	1,000,000	1,044,600
Kilimanjaro II Re	6/23/2025	750,000	771,900
Kilimanjaro II Re	6/23/2025	500,000	518,650
Kilimanjaro II Re	6/23/2025	500,000	517,500
Kilimanjaro II Re	6/23/2025	750,000	781,275
Lightning Re	3/20/2023	3,476,404	3,473,100
Locke Tavern Re	3/23/2023	1,000,000	1,006,000
Long Point Re IV	5/13/2022	3,500,000	3,522,750
Marlon Re	5/24/2024	250,000	265,225
Matterhorn Re	1/29/2020	732,913	652,844
Mayflower Re	6/21/2024	1,000,000	1,035,500
Mayflower Re	5/22/2025	1,000,000	1,034,600
Mayflower Re	11/24/2025	2,294,100	2,284,875
Merion Re 2022-2	3/1/2022	4,704,428	4,364,379
Merion Re 2025-1	1/16/2025	644,006	781,102
Merna Re Companywide	5/14/2025	1,000,000	1,065,700
Merna Re Enterprise	5/14/2025	500,000	515,750
Merna Re II	5/8/2024	1,000,000	1,058,200
Merna Re II	5/8/2024	1,000,000	1,055,800
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Semi-Annual | 12/31/2590

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Merna Re II	5/8/2024	$2,000,000	$2,075,400
Mona Lisa Re	12/30/2022	1,000,000	1,001,000
Montoya Re	12/12/2025	500,000	499,962
Mystic Re	12/12/2023	1,499,255	1,571,700
Mystic Re IV	12/16/2022	3,400,000	3,400,000
Old Head Re 2025	1/2/2025	—	10,475
Old Head Re 2026	12/22/2025	404,999	404,999
Palm Re	4/1/2025	750,000	783,075
Pangaea Re 2025-1	1/16/2025	2,114,560	2,400,000
Pangaea Re 2025-3	9/18/2025	3,000,000	3,518,881
Phoenix 3 Re	12/21/2020	894,588	1,492,375
PI0047 2024-1	1/26/2024	10,465,975	11,430,124
Pine Valley Re 2025	1/7/2025	862,057	1,020,720
Portsalon Re 2022	7/15/2022	302,736	356,900
Purple Re	12/12/2025	1,298,125	1,297,000
Residential Re	11/22/2022	1,750,000	1,811,075
Residential Re	11/7/2023	2,500,000	2,620,250
Residential Re	11/7/2023	1,000,000	1,049,800
Residential Re	11/4/2024	1,250,000	1,292,750
Residential Re	11/4/2024	1,250,000	1,284,500
Sanders Re	1/16/2024	1,000,000	1,050,300
Sanders Re	12/10/2024	3,000,000	3,066,000
Sanders Re	12/10/2024	3,000,000	3,121,500
Sanders Re	3/13/2025	750,000	769,200
Sanders Re	3/13/2025	750,000	784,950
Sanders Re	3/13/2025	750,000	774,600
Sanders Re	3/13/2025	750,000	795,150
Sanders Re	12/3/2025	1,540,500	1,537,500
Sanders Re III	11/30/2022	1,000,000	1,042,500
Sector Re V	12/4/2023	—	—
Sector Re V	12/29/2023	—	—
Sector Re V	12/31/2024	4,055	1,739,360
Silk Road Re	12/23/2024	250,000	251,875
Skyline Re	12/23/2025	500,000	499,993
Thopas Re 2020	12/30/2019	—	27,000
Thopas Re 2021	12/30/2020	—	—
Thopas Re 2022	2/15/2022	—	—
Thopas Re 2023	2/15/2023	—	11,067
Thopas Re 2024	2/2/2024	—	25,113
Thopas Re 2025	1/10/2025	4,000,000	4,907,600
Ursa Re II	11/18/2025	650,000	651,664
Viribus Re 2018	12/22/2017	16,587	—
Viribus Re 2019	12/27/2018	—	—
Viribus Re 2023	2/2/2023	—	62,600
Viribus Re 2024	3/19/2024	—	21,100
Vitality Re XIII	1/4/2023	2,249,351	2,249,775
Vitality Re XIV	1/25/2023	6,023,750	6,118,200
The accompanying notes are an integral part of these financial statements.
91Victory Pioneer Bond Fund | Semi-Annual | 12/31/25

Restricted Securities	Acquisition date	Cost	Value
Vitality Re XIV	1/25/2023	$750,000	$766,725
Walton Health Re 2022	7/13/2022	—	143,758
Total Restricted Securities			$169,119,052
% of Net assets			3.2%
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
2,212	U.S. 2 Year Note (CBT)	3/31/26	$462,145,822	$461,841,405	$(304,417)
3,252	U.S. 5 Year Note (CBT)	3/31/26	356,587,114	355,458,852	(1,128,262)
503	U.S. Long Bond (CBT)	3/20/26	58,823,506	58,143,656	(679,850)
3,117	U.S. Ultra Bond (CBT)	3/20/26	374,152,571	367,806,000	(6,346,571)
			$1,251,709,013	$1,243,249,913	$(8,459,100)
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
9	U.S. 10 Year Note (CBT)	3/20/26	$(1,018,711)	$(1,011,937)	$6,774
1,273	U.S. 10 Year Ultra Bond (CBT)	3/20/26	(147,231,698)	(146,414,897)	816,801
			$(148,250,409)	$(147,426,834)	$823,575
TOTAL FUTURES CONTRACTS			$1,103,458,604	$1,095,823,079	$(7,635,525)
CBT	Chicago Board of Trade.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Semi-Annual | 12/31/2592

Schedule of Investments  |  12/31/25
(unaudited) (continued)
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized (Depreciation)	Market Value
102,610,000	Markit CDX North America High Yield Index Series 45	Pay	5.00%	12/20/30	$(7,408,232)	$(533,155)	$(7,941,387)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$(7,408,232)	$(533,155)	$(7,941,387)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
Purchases and sales of securities (excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased) for the six months ended December 31, 2025 were as follows:
	Purchases	Sales
Long-Term U.S. Government Securities	$51,274,237	$—
Other Long-Term Securities	$658,851,561	$724,439,563
At December 31, 2025, the net unrealized depreciation on investments based on cost for federal tax purposes of $5,499,990,140 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$90,242,155
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(275,671,722)
Net unrealized depreciation	$(185,429,567)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The accompanying notes are an integral part of these financial statements.
93Victory Pioneer Bond Fund | Semi-Annual | 12/31/25

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$4,378,291	$—	$4,378,291
Asset Backed Securities	—	513,715,512	—	513,715,512
Collateralized Mortgage Obligations	—	255,911,214	—	255,911,214
Commercial Mortgage-Backed Securities	—	229,834,847	—*	229,834,847
Corporate Bonds	—	1,791,470,844	—	1,791,470,844
Preferred Stock	16,776,756	—	—	16,776,756
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – Massachusetts	—	—	356,900	356,900
Multiperil – U.S.	—	—	11,430,124	11,430,124
Multiperil – Worldwide	—	—	8,129,741	8,129,741
Reinsurance Sidecars
Multiperil – Worldwide	—	—	43,032,091	43,032,091
All Other Insurance-Linked Securities	—	106,170,196	—	106,170,196
Foreign Government Bonds	—	32,767,494	—	32,767,494
U.S. Government and Agency Obligations	—	2,422,944,809	—	2,422,944,809
Repurchase Agreements	—	66,000,000	—	66,000,000
Open-End Fund	144,205,615	—	—	144,205,615
Total Investments in Securities	$160,982,371	$5,423,193,207	$62,948,856	$5,647,124,434
Liabilities
TBA Sales Commitments	$—	$(324,395,181)	$—	$(324,395,181)
Total Liabilities	$—	$(324,395,181)	$—	$(324,395,181)
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(7,635,525)	$—	$—	$(7,635,525)
Centrally cleared swap contracts^	—	(533,155)	—	(533,155)
Total Other Financial Instruments	$(7,635,525)	$(533,155)	$—	$(8,168,680)
*	Securities valued at $0.
^	Reflects the unrealized appreciation (depreciation) of the instruments.
During the period ended December 31, 2025 there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Semi-Annual | 12/31/2594

Statement of Assets and Liabilities  |  12/31/25
(unaudited)
ASSETS:
Investments in unaffiliated issuers, at value (cost $5,697,616,487)	$5,647,124,434
Cash	94,240,610
Foreign currencies, at value (cost $23)	25
Futures collateral	21,779,859
Swaps collateral	12,894,223
Due from broker for futures	1,575,027
Receivables —
Investment securities sold	662,424,234
Fund shares sold	6,314,163
Dividends	215,300
Interest	39,457,748
Due from the Adviser	62,488
Other assets	95,416
Total assets	$6,486,183,527
LIABILITIES:
Payables —
Investment securities purchased	$870,358,108
Fund shares repurchased	6,047,166
Distributions	1,711,647
Trustees’ fees	3,484
Interest expense	532,448
Variation margin for centrally cleared swap contracts	77,838
Collateral due to broker for TBA sales commitments	2,077,823
Variation margin for futures contracts	1,575,027
TBA sales commitments, at value	324,395,181
Swap contracts, at value (premium received $7,408,232)	7,941,387
Management fees	1,400,303
Administrative expenses	240,855
Distribution fees	95,936
Accrued expenses	1,157,829
Total liabilities	$1,217,615,032
NET ASSETS:
Paid-in capital	$5,920,306,071
Distributable earnings (loss)	(651,737,576)
Net assets	$5,268,568,495
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A (based on $469,850,200/55,022,278 shares)	$8.54
Class C (based on $16,858,489/1,998,494 shares)	$8.44
Class R6 (based on $1,950,135,605/228,685,583 shares)	$8.53
Class R (based on $171,174,005/19,857,192 shares)	$8.62
Class Y (based on $2,660,550,196/314,873,830 shares)	$8.45
MAXIMUM OFFERING PRICE PER SHARE:
Class A (based on $8.54 net asset value per share/100%-2.25% maximum sales charge)	$8.74
The accompanying notes are an integral part of these financial statements.
95Victory Pioneer Bond Fund | Semi-Annual | 12/31/25

Statement of Operations (unaudited)
FOR THE SIX MONTHS ENDED 12/31/25
INVESTMENT INCOME:
Interest from unaffiliated issuers (net of foreign taxes withheld $17,903)	$127,366,228
Dividends from unaffiliated issuers (net of foreign taxes withheld $(13,717))	2,840,894
Total Investment Income		$130,207,122
EXPENSES:
Management fees	$7,293,389
Administrative expenses	1,105,681
Transfer agent fees
Class A	412,314
Class C	5,528
Class R6	1,708
Class R	210,967
Class Y	1,591,229
Distribution fees
Class A	588,993
Class C	81,927
Class R	423,140
Shareholder communications expense	73,954
Custodian fees	15,705
Registration fees	45,415
Professional fees	136,762
Printing expense	21,166
Officers’ and Trustees’ fees	106,481
Insurance expense	23,443
Miscellaneous	45,388
Total expenses		$12,183,190
Net investment income		$118,023,932
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$7,257,272
Futures contracts	20,389,465
Swap contracts	(5,152,177)	$22,494,560
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$58,808,944
TBA sales commitments	1,916,203
Futures contracts	(22,541,521)
Swap contracts	2,414,594	$40,598,220
Net realized and unrealized gain (loss) on investments		$63,092,780
Net increase in net assets resulting from operations		$181,116,712
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Semi-Annual | 12/31/2596

Statements of Changes in Net Assets
	Six Months Ended 12/31/25 (unaudited)	Year Ended 6/30/25
FROM OPERATIONS:
Net investment income (loss)	$118,023,932	$243,639,329
Net realized gain (loss) on investments	22,494,560	8,059,213
Change in net unrealized appreciation (depreciation) on investments	40,598,220	111,913,488
Net increase in net assets resulting from operations	$181,116,712	$363,612,030
DISTRIBUTIONS TO SHAREHOLDERS:
Class A ($0.18 and $0.40 per share, respectively)	$(9,728,578)	$(22,849,980)
Class C ($0.15 and $0.35 per share, respectively)	(286,071)	(717,106)
Class R6 ($0.20 and $0.44 per share, respectively)	(42,321,907)	(85,949,082)
Class R ($0.17 and $0.38 per share, respectively)	(3,262,104)	(7,313,550)
Class Y ($0.19 and $0.43 per share, respectively)	(58,375,175)	(132,814,869)
Total distributions to shareholders	$(113,973,835)	$(249,644,587)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$833,153,777	$1,539,685,960
Reinvestment of distributions	103,246,956	225,376,396
Cost of shares repurchased	(676,897,557)	(1,492,588,203)
Net increase in net assets resulting from Fund share transactions	$259,503,176	$272,474,153
Net increase in net assets	$326,646,053	$386,441,596
NET ASSETS:
Beginning of period	$4,941,922,442	$4,555,480,846
End of period	$5,268,568,495	$4,941,922,442
The accompanying notes are an integral part of these financial statements.
97Victory Pioneer Bond Fund | Semi-Annual | 12/31/25

	Six Months Ended 12/31/25 Shares (unaudited)	Six Months Ended 12/31/25 Amount (unaudited)	Year Ended 6/30/25 Shares	Year Ended 6/30/25 Amount
Class A
Shares sold	4,718,959	$40,221,597	12,652,971	$106,046,734
Reinvestment of distributions	939,951	7,999,084	2,258,872	18,886,309
Less shares repurchased	(6,177,913)	(52,549,674)	(16,924,258)	(141,382,146)
Net decrease	(519,003)	$(4,328,993)	(2,012,415)	$(16,449,103)
Class C
Shares sold	233,982	$1,973,265	628,555	$5,234,253
Reinvestment of distributions	33,145	278,637	84,603	698,343
Less shares repurchased	(206,861)	(1,735,743)	(732,602)	(6,024,440)
Net increase (decrease)	60,266	$516,159	(19,444)	$(91,844)
Class R6
Shares sold	46,132,700	$391,422,279	62,997,974	$526,595,570
Reinvestment of distributions	4,414,074	37,533,958	8,973,601	74,933,731
Less shares repurchased	(25,482,099)	(216,260,465)	(51,246,562)	(427,688,337)
Net increase	25,064,675	$212,695,772	20,725,013	$173,840,964
Class R
Shares sold	980,586	$8,437,691	2,611,043	$22,056,115
Reinvestment of distributions	379,032	3,256,260	869,379	7,313,550
Less shares repurchased	(949,699)	(8,157,470)	(3,082,063)	(25,944,625)
Net increase	409,919	$3,536,481	398,359	$3,425,040
Class Y
Shares sold	46,410,421	$391,098,945	106,078,193	$879,753,288
Reinvestment of distributions	6,433,927	54,179,017	14,931,517	123,544,463
Less shares repurchased	(47,268,308)	(398,194,205)	(107,844,114)	(891,548,655)
Net increase	5,576,040	$47,083,757	13,165,596	$111,749,096
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Semi-Annual | 12/31/2598

Financial Highlights
	Six Months Ended 12/31/25 (unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Class A
Net asset value, beginning of period	$8.43	$8.22	$8.22	$8.60	$10.14	$9.98
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.18	$0.39	$0.37	$0.31	$0.19	$0.23
Net realized and unrealized gain (loss) on investments	0.11	0.22	(0.07)	(0.46)	(1.22)	0.38
Net increase (decrease) from investment operations	$0.29	$0.61	$0.30	$(0.15)	$(1.03)	$0.61
Distributions to shareholders:
Net investment income	$(0.18)	$(0.40)	$(0.30)	$(0.23)	$(0.16)	$(0.27)
Net realized gain	—	—	—	—	(0.35)	(0.18)
Total distributions	$(0.18)	$(0.40)	$(0.30)	$(0.23)	$(0.51)	$(0.45)
Net increase (decrease) in net asset value	$0.11	$0.21	$—	$(0.38)	$(1.54)	$0.16
Net asset value, end of period	$8.54	$8.43	$8.22	$8.22	$8.60	$10.14
Total return (b)	3.43%(c)	7.61%	3.81%(d)	(1.70)%	(10.66)%	6.26%
Ratio of net expenses to average net assets	0.77%(e)	0.78%	0.81%	0.83%	0.79%	0.82%
Ratio of net investment income (loss) to average net assets	4.30%(e)	4.71%	4.59%	3.76%	2.02%	2.26%
Portfolio turnover rate	16%(c)	44%	57%	58%	72%	59%
Net assets, end of period (in thousands)	$469,850	$467,974	$472,854	$544,279	$625,834	$831,595
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.77%(e)	0.79%	0.81%	0.83%	0.79%	0.82%
Net investment income (loss) to average net assets	4.30%	4.70%	4.59%	3.76%	2.02%	2.26%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	For the year ended June 30, 2024, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class A’s total return was less than 0.005%.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
99Victory Pioneer Bond Fund | Semi-Annual | 12/31/25

	Six Months Ended 12/31/25 (unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Class C
Net asset value, beginning of period	$8.32	$8.12	$8.12	$8.51	$10.03	$9.87
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.15	$0.34	$0.32	$0.25	$0.13	$0.17
Net realized and unrealized gain (loss) on investments	0.12	0.21	(0.07)	(0.46)	(1.20)	0.38
Net increase (decrease) from investment operations	$0.27	$0.55	$0.25	$(0.21)	$(1.07)	$0.55
Distributions to shareholders:
Net investment income	$(0.15)	$(0.35)	$(0.25)	$(0.18)	$(0.10)	$(0.21)
Net realized gain	—	—	—	—	(0.35)	(0.18)
Total distributions	$(0.15)	$(0.35)	$(0.25)	$(0.18)	$(0.45)	$(0.39)
Net increase (decrease) in net asset value	$0.12	$0.20	$—	$(0.39)	$(1.52)	$0.16
Net asset value, end of period	$8.44	$8.32	$8.12	$8.12	$8.51	$10.03
Total return (b)	3.24%(c)	6.84%	3.13%(d)	(2.49)%	(11.16)%	5.63%
Ratio of net expenses to average net assets	1.42%(e)	1.42%	1.46%	1.49%	1.43%	1.43%
Ratio of net investment income (loss) to average net assets	3.65%(e)	4.07%	3.95%	3.09%	1.36%	1.65%
Portfolio turnover rate	16%(c)	44%	57%	58%	72%	59%
Net assets, end of period (in thousands)	$16,858	$16,133	$15,891	$16,617	$21,371	$35,295
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.42%(e)	1.43%	1.46%	1.49%	1.43%	1.43%
Net investment income (loss) to average net assets	3.65%	4.06%	3.95%	3.09%	1.36%	1.65%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	For the year ended June 30, 2024, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class C’s total return was less than 0.005%.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Semi-Annual | 12/31/25100

Financial Highlights (continued)
	Six Months Ended 12/31/25 (unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Class R6
Net asset value, beginning of period	$8.42	$8.21	$8.21	$8.60	$10.13	$9.98
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.20	$0.43	$0.41	$0.35	$0.24	$0.28
Net realized and unrealized gain (loss) on investments	0.11	0.22	(0.07)	(0.47)	(1.21)	0.37
Net increase (decrease) from investment operations	$0.31	$0.65	$0.34	$(0.12)	$(0.97)	$0.65
Distributions to shareholders:
Net investment income	$(0.20)	$(0.44)	$(0.34)	$(0.27)	$(0.21)	$(0.32)
Net realized gain	—	—	—	—	(0.35)	(0.18)
Total distributions	$(0.20)	$(0.44)	$(0.34)	$(0.27)	$(0.56)	$(0.50)
Net increase (decrease) in net asset value	$0.11	$0.21	$—	$(0.39)	$(1.53)	$0.15
Net asset value, end of period	$8.53	$8.42	$8.21	$8.21	$8.60	$10.13
Total return (b)	3.66%(c)	8.09%	4.28%(d)	(1.34)%	(10.12)%	6.66%
Ratio of net expenses to average net assets	0.35%(e)	0.34%	0.36%	0.36%	0.33%	0.34%
Ratio of net investment income (loss) to average net assets	4.73%(e)	5.15%	5.05%	4.25%	2.46%	2.73%
Portfolio turnover rate	16%(c)	44%	57%	58%	72%(f)	59%
Net assets, end of period (in thousands)	$1,950,136	$1,713,475	$1,500,985	$1,487,534	$1,540,983	$1,983,399
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	For the year ended June 30, 2024, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class K’s total return was less than 0.005%.
(e)	Annualized.
(f)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
101Victory Pioneer Bond Fund | Semi-Annual | 12/31/25

	Six Months Ended 12/31/25 (unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Class R
Net asset value, beginning of period	$8.51	$8.29	$8.29	$8.68	$10.23	$10.07
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.17	$0.37	$0.35	$0.29	$0.17	$0.20
Net realized and unrealized gain (loss) on investments	0.11	0.23	(0.07)	(0.47)	(1.23)	0.39
Net increase (decrease) from investment operations	$0.28	$0.60	$0.28	$(0.18)	$(1.06)	$0.59
Distributions to shareholders:
Net investment income	$(0.17)	$(0.38)	$(0.28)	$(0.21)	$(0.14)	$(0.25)
Net realized gain	—	—	—	—	(0.35)	(0.18)
Total distributions	$(0.17)	$(0.38)	$(0.28)	$(0.21)	$(0.49)	$(0.43)
Net increase (decrease) in net asset value	$0.11	$0.22	$—	$(0.39)	$(1.55)	$0.16
Net asset value, end of period	$8.62	$8.51	$8.29	$8.29	$8.68	$10.23
Total return (b)	3.28%(c)	7.38%	3.49%(d)	(2.05)%	(10.88)%	5.97%
Ratio of net expenses to average net assets	1.09%(e)	1.08%	1.11%	1.11%	1.07%	1.08%
Ratio of net investment income (loss) to average net assets	3.98%(e)	4.42%	4.30%	3.50%	1.73%	1.99%
Portfolio turnover rate	16%(c)	44%	57%	58%	72%	59%
Net assets, end of period (in thousands)	$171,174	$165,451	$157,915	$161,550	$172,125	$212,127
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	For the year ended June 30, 2024, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class R’s total return was less than 0.005%.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Semi-Annual | 12/31/25102

Financial Highlights (continued)
	Six Months Ended 12/31/25 (unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Class Y
Net asset value, beginning of period	$8.34	$8.13	$8.13	$8.51	$10.04	$9.89
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.20	$0.42	$0.40	$0.34	$0.22	$0.26
Net realized and unrealized gain (loss) on investments	0.10	0.22	(0.07)	(0.46)	(1.20)	0.38
Net increase (decrease) from investment operations	$0.30	$0.64	$0.33	$(0.12)	$(0.98)	$0.64
Distributions to shareholders:
Net investment income	$(0.19)	$(0.43)	$(0.33)	$(0.26)	$(0.20)	$(0.31)
Net realized gain	—	—	—	—	(0.35)	(0.18)
Total distributions	$(0.19)	$(0.43)	$(0.33)	$(0.26)	$(0.55)	$(0.49)
Net increase (decrease) in net asset value	$0.11	$0.21	$—	$(0.38)	$(1.53)	$0.15
Net asset value, end of period	$8.45	$8.34	$8.13	$8.13	$8.51	$10.04
Total return (b)	3.62%(c)	8.01%	4.17%(d)	(1.39)%	(10.34)%	6.58%
Ratio of net expenses to average net assets	0.47%(e)	0.45%	0.47%	0.47%	0.44%	0.45%
Ratio of net investment income (loss) to average net assets	4.61%(e)	5.04%	4.94%	4.13%	2.36%	2.62%
Portfolio turnover rate	16%(c)	44%	57%	58%	72%(f)	59%
Net assets, end of period (in thousands)	$2,660,550	$2,578,888	$2,407,835	$2,267,796	$2,230,576	$2,795,466
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.47%(e)	0.45%	0.47%	0.47%	0.44%	0.45%
Net investment income (loss) to average net assets	4.61%	5.04%	4.94%	4.13%	2.36%	2.62%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
The accompanying notes are an integral part of these financial statements.
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(d)	For the year ended June 30, 2024, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class Y’s total return was less than 0.005%.
(e)	Annualized.
(f)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
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Notes to Financial Statements  |  12/31/25
(unaudited)
1. Organization and Signiﬁcant Accounting Policies
Victory Pioneer Bond Fund (the “Fund”) is one of 26 portfolios comprising Victory Portfolios IV (the “Trust”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and the Fund is a diversified, open-end management investment company. The Fund, which commenced operations on June 6, 2025, is the successor to Pioneer Bond Fund (the “Predecessor Fund”) and, accordingly, the Predecessor Fund's performance and financial history have become the performance and financial history of the Fund. The Predecessor Fund transferred all of the net assets of its Class A, Class C, Class K, Class R and Class Y shares in exchange for the Fund's Class A, Class C, Class R6, Class R and Class Y shares, respectively, on June 6, 2025, in a one-to-one exchange ratio, pursuant to an agreement and plan of reorganization (the “Reorganization”), which was approved by the shareholders of the Predecessor Fund on May 27, 2025. Accordingly, the Reorganization, which did not result in any federal income tax to the Predecessor Fund or its shareholders, had no effect on the Fund's operations. The Fund’s investment objective is to seek long-term capital growth.
The Fund offers five classes of shares designated as Class A, Class C, Class R6, Class R and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses, such as transfer agent and distribution fees. Differences in class specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Second Amended and Restated Trust Instrument of the Fund gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date.
Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class R6 or Class Y shares.
Victory Capital Management Inc. (“Victory Capital” or the “Adviser”) serves as the Fund’s investment adviser. Victory Capital Services, Inc. (the
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“Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
The Fund complies with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a fund to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”), unless the Fund uses derivatives in only a limited manner (a “limited derivatives user”). The Fund is currently a limited derivatives user for purposes of Rule 18f-4.
The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The management committee of the Adviser acts as the Fund’s Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Fund. The Fund’s operations constitute a single operating segment and therefore, a single reportable segment, because the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Fund as a whole, and assesses performance of the Fund. The financial information provided to and reviewed by the CODM is the same as that presented within the Fund’s financial statements.
On December 14, 2023, the Financial Accounting Standards Board (FASB) issued ASU 2023-09, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of ASU 2023-09 and does not believe it will have a material impact on the Fund’s financial statements.
The Fund is a series of a registered investment company and follows investment company accounting and reporting guidance under
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U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Fixed income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
Loan interests are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation, an independent third party pricing service. If price information is not available from Loan Pricing Corporation, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited.
Event-linked bonds are valued at the bid price obtained from an independent third party pricing service. Other insurance-linked securities (including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing
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matrix, insurance valuation models, or other fair value methods or techniques to provide an estimated value of the instrument.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Futures contracts are generally valued at the closing settlement price established by the exchange on which they are traded.
Swap contracts, including interest rate swaps, caps and floors (other than centrally cleared swap contracts), are valued at the dealer quotations obtained from reputable International Swap Dealers Association members. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.
Repurchase agreements are valued at par. Cash may include overnight time deposits at approved financial institutions.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such fund’s net asset value.
Securities or loan interests for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
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Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity, tariffs, or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend date in the exercise of reasonable diligence. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on purchase prices of debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and such accretion/amortization is included in interest income.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
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Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of December 31, 2025, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended June 30, 2025 was as follows:
2025
Distributions paid from:
Ordinary income	$249,644,587
Total	$249,644,587
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The following shows the components of distributable earnings (losses) on a federal income tax basis at June 30, 2025:
2025
Distributable earnings/(losses):
Capital loss carryforward	$(588,861,484)
Other book/tax temporary differences	(1,923,226)
Net unrealized depreciation	(126,874,422)
Qualified late year loss deferral	(1,221,321)
Total	$(718,880,453)
The difference between book basis and tax basis unrealized depreciation is primarily attributable to the mark to market on futures contracts and credit default swaps, the tax deferral of losses on wash sales and straddles, realization for tax purposes of unrealized gains on investments in passive foreign investment companies, and the book/tax differences in the adjustments relating to insurance-linked securities, perpetual bonds, defaulted securities and premium and amortization.
E.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. The Distributor earned $2,156 in underwriting commissions on the sale of Class A shares during the six months ended December 31, 2025.
F.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class C and Class R shares of the Fund, respectively (see Note 5). All expenses and fees paid to the Fund’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.
During the periods covered by these financial statements, distributions to shareholders were recorded as of the ex-dividend date. During the periods covered by these financial statements, distributions paid by the Fund with respect to each class of shares were calculated in the same
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manner and at the same time, except that net investment income dividends to Class A, Class C and Class Y shares can reflect different transfer agent and distribution expense rates.
G.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following the commencement of the conflict in Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and
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financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, China enters into military conflict with Taiwan, the Philippines or another neighbor, or other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The Fund’s investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
In response to the military conflict in Ukraine commencing in 2022, the United States and other countries issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and
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commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
The Fund may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.
Normally, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, investment grade debt securities (including convertible debt) of corporate or other issuers and cash, cash equivalents and other short-term holdings.
The market prices of the Fund’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. For example, if interest rates increase by 1%, the value of a Fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up, or “widens”, the value of the security will generally go down.
If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
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The Fund may invest up to 20% of its net assets in below investment grade (high-yield) debt securities. Some of these high-yield securities may be convertible into equity securities of the issuer. Debt securities rated below investment-grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
The Fund may invest in mortgage-related and asset-backed securities. The value of mortgage-related and asset-backed securities will be influenced by factors affecting the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities tend to be more sensitive to changes in interest rate than other types of debt securities. These securities are also subject to prepayment and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments offered by non-governmental issuers and those that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the Fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.
The Fund may invest in credit risk transfer securities. Credit risk transfer securities are unguaranteed and unsecured debt securities issued by government sponsored enterprises and therefore are not directly linked to or backed by the underlying mortgage loans. As a result, in the event that a government sponsored enterprise fails to pay principal or interest on its credit risk transfer securities or goes through a bankruptcy, insolvency or similar proceeding, holders of such credit risk transfer securities have no direct recourse to the underlying mortgage loans and will generally receive recovery on par with other unsecured note holders in such a scenario. The risks associated with an investment in credit risk transfer securities are different than the risks associated with an investment in mortgage-backed securities issued by Fannie Mae and Freddie Mac, or other government sponsored enterprise or issued by a private issuer, because some or all of the mortgage default or credit risk
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associated with the underlying mortgage loans is transferred to investors. As a result, investors in these securities could lose some or all of their investment in these securities if the underlying mortgage loans default.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these intermediaries may in turn rely on their service providers, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser, service providers or intermediaries may cause disruptions and impact business operations. This may cause financial losses; interference with the Fund’s ability to calculate its net asset value; impediments to trading; the inability of Fund shareholders to effect share purchases; redemptions or exchanges or receive distributions; loss of or unauthorized access to private shareholder information; and violations of applicable privacy; and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
H.	Restricted Securities
Restricted Securities are subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Private placement securities are generally considered to be restricted except for those securities traded between qualiﬁed institutional investors under the provisions of Rule 144A of the Securities Act of 1933.
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Disposal of restricted investments may involve negotiations and expenses, and prompt sale at an acceptable price may be difﬁcult to achieve. Restricted investments held by the Fund at December 31, 2025 are listed in the Schedule of Investments.
I.	Insurance-Linked Securities (“ILS”)
The Fund invests in ILS. The Fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as deﬁned within the terms of an insurance-linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a speciﬁc size or magnitude that occur in a designated geographic region during a speciﬁed time period, and/or that involve losses or other metrics that exceed a speciﬁc amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, ILS carry signiﬁcant risk. The Fund is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude speciﬁed by the instrument. In addition to the speciﬁed trigger events, ILS may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
The Fund’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to speciﬁc risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.
J.	Repurchase Agreements
Repurchase agreements are arrangements under which the Fund purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the Fund at a later date, and at a specific price, which is typically higher than the purchase price paid by the Fund. The securities purchased serve as the Fund’s collateral for the obligation of the counterparty to repurchase the securities. The value of the collateral,
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including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund’s custodian or a sub-custodian of the Fund. The Adviser is responsible for determining that the value of the collateral remains at least equal to the repurchase price. In the event of a default by the counterparty, the Fund is entitled to sell the securities, but the Fund may not be able to sell them for the price at which they were purchased, thus causing a loss to the Fund. Additionally, if the counterparty becomes insolvent, there is some risk that the Fund will not have a right to the securities, or the immediate right to sell the securities.
Open repurchase agreements at December 31, 2025 are disclosed in the Schedule of Investments.
K.	TBA Purchases and Sales Commitments
The Fund may enter into to-be-announced (TBA) purchases or sales commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the Fund are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the Fund maintains an entitlement to the security to be sold.
To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral received, if any, from such
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counterparty. As of December 31, 2025, no collateral was pledged by the Fund. Collateral received from counterparties totaled $2,077,823 for TBAs.
L.	Futures Contracts
The Fund may enter into futures transactions in order to attempt to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives.
All futures contracts entered into by the Fund are traded on a futures exchange. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirements of the associated futures exchange. The amount of cash deposited with the broker as collateral at December 31, 2025 is recorded as “Futures collateral” on the Statement of Assets and Liabilities.
Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized appreciation or depreciation. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for futures” or “Due to broker for futures” on the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract as well as any fluctuation in foreign currency exchange rates where applicable. Futures contracts are subject to market risk, interest rate risk and currency exchange rate risk. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. With futures, there is reduced counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
The average notional values of long position and short position futures contracts during the six months ended December 31, 2025 were $1,299,972,611 and $129,748,023, respectively. Open futures contracts outstanding at December 31, 2025 are listed in the Schedule of Investments.
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M.	Credit Default Swap Contracts
A credit default swap is a contract between a buyer of protection and a seller of protection against a pre-defined credit event or an underlying reference obligation, which may be a single security or a basket or index of securities. The Fund may buy or sell credit default swap contracts to seek to increase the Fund’s income, or to attempt to hedge the risk of default on portfolio securities. A credit default swap index is used to hedge risk or take a position on a basket of credit entities or indices.
As a seller of protection, the Fund would be required to pay the notional (or other agreed-upon) value of the referenced debt obligation to the counterparty in the event of a default by a U.S. or foreign corporate issuer of a debt obligation, which would likely result in a loss to the Fund. In return, the Fund would receive from the counterparty a periodic stream of payments during the term of the contract, provided that no event of default occurred. The maximum exposure of loss to the seller would be the notional value of the credit default swaps outstanding. If no default occurs, the Fund would keep the stream of payments and would have no payment obligation. The Fund may also buy credit default swap contracts in order to hedge against the risk of default of debt securities, in which case the Fund would function as the counterparty referenced above.
As a buyer of protection, the Fund makes an upfront or periodic payment to the protection seller in exchange for the right to receive a contingent payment. An upfront payment made by the Fund, as the protection buyer, is recorded within the “Swap contracts, at value” line item on the Statement of Assets and Liabilities. Periodic payments received or paid by the Fund are recorded as realized gains or losses on the Statement of Operations.
Credit default swap contracts are marked-to-market daily using valuations supplied by independent sources, and the change in value, if any, is recorded within the “Swap contracts, at value” line item on the Statement of Assets and Liabilities. Payments received or made as a result of a credit event or upon termination of the contract are recognized, net of the appropriate amount of the upfront payment, as realized gains or losses on the Statement of Operations.
Credit default swap contracts involving the sale of protection may involve greater risks than if the Fund had invested in the referenced debt instrument directly. Credit default swap contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a protection buyer and no credit event occurs, it will lose its investment. If the Fund is a protection seller and a credit event occurs,
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the value of the referenced debt instrument received by the Fund, together with the periodic payments received, may be less than the amount the Fund pays to the protection buyer, resulting in a loss to the Fund. In addition, obligations under sell protection credit default swaps may be partially offset by net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same reference obligation with the same counterparty.
The Fund may invest in credit default swap index products (“CDX”). A CDX is a swap on an index of credit default swaps. CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-backed securities) in a more efficient manner than transacting in a single-name credit default swap. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. If the Fund holds a long position in a CDX, the Fund would indirectly bear its proportionate share of any expenses paid by a CDX. A fund holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. By investing in CDXs, the Fund could be exposed to liquidity risk, counterparty risk, credit risk of the issuers of the underlying loan obligations and of the CDX markets, and operational risks. If there is a default by the CDX counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction. CDXs also bear the risk that the Fund will not be able to meet its obligation to the counterparty.
Certain swap contracts that are cleared through a central clearinghouse are referred to as centrally cleared swaps. All payments made or received by the Fund are pursuant to a centrally cleared swap contract with the central clearing party rather than the original counterparty. Upon entering into a centrally cleared swap contract, the Fund is required to make an initial margin deposit, either in cash or in securities. The daily change in value on open centrally cleared contracts is recorded as “Variation margin for centrally cleared swap contracts” on the Statement of Assets and Liabilities. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for swaps” or “Due to broker for swaps” on the Statement of Assets and Liabilities. The amount of cash deposited with a broker as collateral at
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December 31, 2025 is recorded as “Swaps collateral” on the Statement of Assets and Liabilities.
The average notional value of credit default swap contracts buy protection open during the six months ended December 31, 2025 was $102,610,000. Open credit default swap contracts at December 31, 2025 are listed in the Schedule of Investments.
2. Investment Advisory Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Advisory Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.40% of the Fund’s average daily net assets up to $500 million, 0.35% of the next $500 million of the Fund’s average daily net assets, 0.30% of the next $1 billion of the Fund’s average daily net assets, 0.25% of the next $8 billion of the Fund’s average daily net assets, and 0.225% of the Fund’s average daily net assets over $10 billion. For the six months ended December 31, 2025, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.28% (annualized) of the Fund’s average daily net assets.
Effective April 1, 2025, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.81%, 1.46%, 0.36%, 1.11%, and 0.47% of the Fund's Class A, Class C, Class R6, Class R, and Class Y shares, respectively. These expense limitations are in effect through April 1, 2028. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees. Fees waived and expenses reimbursed during the six months ended December 31, 2025 are reflected on the Statement of Operations.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $1,400,303 in management fees payable to the Adviser at December 31, 2025.
Effective April 1, 2025, Victory Capital also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, Victory Capital is paid an administration and
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servicing fee based on a percentage of the average daily net assets of the Fund. The tiered rates at which Victory Capital is paid by the Fund are shown in the table below:
Net Assets
Up to $15 billion	$15 billion to $30 billion	$30 billion to $85 billion	In excess of $85 billion
0.08%	0.05%	0.04%	0.03%
Amounts incurred for the six months ended December 31, 2025, are reflected on the Statement of Operations in Administration expenses.
During the semi-annual reporting period covered by this report, Bank of New York Mellon (“BNY”) acted as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between Victory Capital and BNY (see Note 9). Victory Capital paid BNY a fee for providing these services.
The Fund reimburses Victory Capital and reimbursed BNY for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended December 31, 2025, are reflected on the Statement of Operations as Administration expenses.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. The Adviser pays the remaining portion of the chief compliance officer’s compensation. For the six months ended December 31, 2025, the Fund paid $106.481 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At December 31, 2025, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees’ fees of $3,484 and a payable for administrative expenses of $240,855, which includes the payable for Officers’ compensation.
4. Transfer Agent
During the semi-annual reporting period covered by this report, BNY Mellon Investment Servicing (US) Inc. served as the transfer agent to the Fund at negotiated rates (see Note 9). Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
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In addition, during the periods covered by the financial statements the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the six months ended December 31, 2025, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$13,977
Class C	1,071
Class R6	25,481
Class R	949
Class Y	32,476
Total	$73,954
5. Distribution and Service Plans
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A, Class C and Class R shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Pursuant to the Plan, the Fund further pays the Distributor 0.50% of the average daily net assets attributable to Class R shares for distribution services. Reflected on the Statement of Assets and Liabilities is $95,936 in distribution fees payable to the Distributor at December 31, 2025.
The Fund also has adopted a separate service plan for Class R shares (the “Service Plan”). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class R shares held by such plans.
In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of
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an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class R6, Class R or Class Y shares. Proceeds from the CDSCs are paid to the Distributor. For the six months ended December 31, 2025, CDSCs in the amount of $3,267 were paid to the Distributor.
6. Line of Credit Facility
During the periods covered by these financial statements, the Fund participated in a committed, unsecured revolving line of credit (“credit facility”). Borrowings were used solely for temporary or emergency purposes. Under the credit facility, the Fund was permitted to borrow up to the lesser of the amount available under the credit facility or the limits set for borrowing by the Fund’s prospectus and the 1940 Act. The Fund participated in a credit facility in the amount of $250 million. The commitment fee with respect to the credit facility was 0.20% of the daily unused portion of each lender’s commitment. For the six months ended December 31, 2025, the Fund had no borrowings under the credit facility.
7. Additional Disclosures about Derivative Instruments and Hedging Activities
The Fund’s use of derivatives may enhance or mitigate the Fund’s exposure to the following risks:
Interest rate risk relates to the ﬂuctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Credit risk relates to the ability of the issuer of a ﬁnancial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign exchange rate risk relates to ﬂuctuations in the value of an asset or liability due to changes in currency exchange rates.
Equity risk relates to the ﬂuctuations in the value of ﬁnancial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors speciﬁc to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Commodity risk relates to the risk that the value of a commodity or commodity index will ﬂuctuate based on increases or decreases in the commodities market and factors speciﬁc to a particular industry or commodity.
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The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at December 31, 2025, was as follows:
Statement of Assets and Liabilities	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Liabilities
Net unrealized depreciation on futures contracts^	$7,635,525	$—	$—	$—	$—
Centrally cleared swap contracts†	—	533,155	—	—	—
Total Value	$7,635,525	$533,155	$—	$—	$—

^	Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the assets and/or liabilities on the Statement of Assets and Liabilities.
†	Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at December 31, 2025 was as follows:
Statement of Operations	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Net Realized Gain (Loss) on
Futures contracts	$—	$—	$20,389,465	$—	$—
Swap contracts	—	(5,152,177)	—	—	—
Total Value	$—	$(5,152,177)	$20,389,465	$—	$—
Change in Net Unrealized Appreciation (Depreciation) on
Futures contracts	$(22,541,521)	$—	$—	$—	$—
Swap contracts	—	2,414,594	—	—	—
Total Value	$(22,541,521)	$2,414,594	$—	$—	$—
8. Unfunded Loan Commitments
The Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. A fee is earned by the Fund on the unfunded loan commitment and is recorded as interest income on the Statement of Operations. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 1A and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities.
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As of December 31, 2025, the Fund had no unfunded loan commitments outstanding.
9. Subsequent Event
On September 30, 2025, the Board upon the recommendation of the Adviser, approved a change in the Portfolio's custodian, sub-administrator, sub-fund accountant, and transfer agent to be effective at the close of business on or about February 6, 2026 (the “Effective Date”). After the Effective Date, Citibank, N.A. will serve as the custodian of the Portfolio, Citi Fund Services Ohio, Inc. will serve as sub-administrator and sub-fund accountant of the Portfolio and FIS Investor Services LLC will serve as transfer agent of the Portfolio.
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How to Contact Victory Capital
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
Visit our web site: vcm.com
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://sec.gov.

Victory Capital Management, Inc.
60 State Street
Boston, MA 02109
vcm.com
Securities offered through Victory Capital Services, Inc.
60 State Street, Boston, MA 02109
Underwriter of Victory Funds, Member SIPC
© 2025 Victory Capital Management, Inc. 18633-SFR-0226

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7 of this Form

Item 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

Each Board Member also serves as a Board Member of other Funds in the Pioneer Family of Funds complex. Annual retainer fees and attendance fees are allocated to each Fund based on net assets. Trustees’ fees paid by the Fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

Item 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESMENT ADVISORY CONTRACT. (Unaudited)

N/A

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

N/A

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the following information:

(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant’s portfolio (“Portfolio Manager”). Also state each Portfolio Manager’s business experience during the past 5 years.

N/A

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

N/A

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and compensation related to the securities lending activities of the registrant during its most recent fiscal year:

N/A

(1) Gross income from securities lending activities;

N/A

(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (revenue split); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

N/A

(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

N/A

(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

If a fee for a service is included in the revenue split, state that the fee is included in the revenue split.

N/A

(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrants most recent fiscal year.

N/A

Item 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

N/A

ITEM 19. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below: Filed herewith.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(3) Not applicable.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Victory Portfolios IV

By (Signature and Title)* /s/ Thomas Dusenberry

Thomas Dusenberry, President and Principal Executive Officer

Date March 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Thomas Dusenberry

Thomas Dusenberry, President and Principal Executive Officer

Date March 5, 2026

By (Signature and Title)* /s/ Carol D. Trevino

Carol D. Trevino, Treasurer and Principal Financial Officer

Date March 5, 2026

*	Print the name and title of each signing officer under his or her signature.